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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2015-20C Class 1
03/01/2035	2.720%	85,572	83,713
Series 2016-20K Class 1
11/01/2036	2.570%	3,387,108	3,267,388
Series 2017-20A Class 1
01/01/2037	2.800%	3,693,352	3,549,450
Series 2017-20B Class 1
02/01/2037	2.820%	1,264,524	1,200,939
Series 2017-20G Class 1
07/01/2037	2.980%	1,135,247	1,096,919
Series 2017-20I Class 1
09/01/2037	2.590%	1,758,965	1,657,492
Series 2017-20K Class 1
11/01/2037	2.790%	1,808,956	1,734,759
Total Asset-Backed Securities — Agency (Cost $13,133,724)			12,590,660

Asset-Backed Securities — Non-Agency 22.5%

Avant Loans Funding Trust(a)
Series 2018-A Class A
06/15/2021	3.090%	2,716,044	2,713,962
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-2A Class A
12/20/2021	2.630%	1,195,000	1,177,002
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	3.762%	2,000,000	1,994,762
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.748%	2,000,000	1,986,594
CarMax Auto Owner Trust
Series 2015-3 Class A3
05/15/2020	1.630%	412,988	411,886
Series 2016-4 Class A2
11/15/2019	1.210%	46,246	46,225
Cent CLO Ltd.(a),(b)
Series 20 18-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	3.953%	1,800,000	1,799,566
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	198,929	198,190
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-2A Class A1
06/15/2028	1.880%	249,246	248,012
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
1-month USD LIBOR + 1.000% 06/15/2028	3.072%	398,794	400,115
Series 2017-3A Class A2
1-month USD LIBOR + 0.340% 08/15/2029	2.412%	749,673	749,989
Series 2017-4A Class A2
1-month USD LIBOR + 0.340% 11/15/2029	2.382%	879,747	879,612
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	2,235,204	2,226,163
Series 2018-NP1 Class A
05/15/2024	2.990%	1,655,097	1,654,315
Conn’s Receivables Funding LLC(a)
Series 2017-B Class A
07/15/2020	2.730%	1,377,908	1,377,574
Consumer Loan Underlying Bond Credit Trust(a)
Series 2017-NP2 Class A
01/16/2024	2.550%	539,209	538,834
Series 2018-P1 Class A
07/15/2025	3.390%	3,800,000	3,795,802
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	1,500,000	1,500,139
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% 05/15/2031	3.240%	1,250,000	1,237,121
Ford Credit Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.880%	500,000	497,732
Ford Credit Auto Owner Trust(a)
Series 2015-2 Class A
01/15/2027	2.440%	970,000	956,301
Series 2017-1 Class A
08/15/2028	2.620%	2,000,000	1,949,673
Series 2017-2 Class A
03/15/2029	2.360%	1,225,000	1,174,540
Ford Credit Floorplan Master Owner Trust(a)
Series 2013-2 Class A
03/15/2022	2.090%	1,570,000	1,545,770
Columbia Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	1,525,000	1,482,505
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2016-1 Class A2
1-month USD LIBOR + 0.850% 05/17/2021	2.922%	730,000	733,570
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	41,522	41,463
Hertz Fleet Lease Funding LP(a),(b)
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	3.186%	1,125,905	1,129,547
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.736%	467,257	467,732
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	1,000,000	982,166
Series 2016-2A Class A
03/25/2022	2.950%	700,000	688,528
Hyundai Auto Receivables Trust
Series 2017-A Class A2A
02/18/2020	1.480%	519,970	518,706
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
1-month USD LIBOR + 0.900% 03/15/2021	2.972%	330,000	331,432
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.748%	3,700,000	3,662,908
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	2,679,521	2,671,294
Series 2018-1A Class B
03/15/2028	3.190%	2,000,000	1,983,786
Series 2018-2A Class B
07/17/2028	3.610%	4,000,000	3,992,599
Subordinated Series 2017-3A Class B
12/15/2024	3.010%	2,000,000	1,985,426
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	35,857	35,566
NextGear Floorplan Master Owner Trust(a),(b)
Series 2017-2A Class A1
1-month USD LIBOR + 0.680% 10/17/2022	2.752%	440,000	442,245
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextGear Floorplan Master Owner Trust(a)
Series 2017-2A Class A2
10/17/2022	2.560%	730,000	717,396
Nissan Auto Receivables Owner Trust
Series 2016-A Class A3
10/15/2020	1.340%	362,243	359,975
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% 01/20/2031	3.748%	1,820,000	1,802,169
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 07/19/2030	3.552%	2,500,000	2,502,853
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% 01/22/2030	3.797%	4,000,000	3,973,896
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	2,140,000	2,127,749
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.498%	2,500,000	2,497,345
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	3,557,379	3,554,944
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% 01/15/2030	3.429%	4,500,000	4,509,644
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	2,204,504	2,194,036
Series 2017-3 Class A
05/25/2026	2.770%	1,134,448	1,124,302
SoFi Consumer Loan Program Trust(a)
Series 20 18-2 Class A1
04/26/2027	2.930%	2,436,671	2,432,207
Series 2018-1 Class A1
02/25/2027	2.550%	1,530,424	1,523,697
SoFi Consumer Loan Program Trust(a),(c)
Series 2018-3 Class B
08/25/2027	4.020%	1,800,000	1,799,594
SoFi Professional Loan Program LLC(a)
Series 2016-A
12/26/2036	2.760%	655,696	646,216

2	Columbia Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% 01/15/2030	3.589%	3,000,000	3,012,024
USAA Auto Owner Trust
Series 2017-1 Class A3
05/17/2021	1.700%	565,000	559,445
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	2.572%	450,000	450,620
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.789%	1,500,000	1,501,619
Total Asset-Backed Securities — Non-Agency (Cost $89,894,202)			89,499,083

Commercial Mortgage-Backed Securities - Agency 1.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	2,150,000	2,117,356
Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	4,750,000	4,593,261
Total Commercial Mortgage-Backed Securities - Agency (Cost $7,014,440)			6,710,617

Commercial Mortgage-Backed Securities - Non-Agency 8.3%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,556,385	2,568,957
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,910,379	2,908,119
Series 2015-SFR2 Class A
10/17/2045	3.732%	257,337	257,547
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month LIBID + 1.250% 07/15/2035	3.322%	3,000,000	3,011,890
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class A
1-month USD LIBOR + 0.671% 03/15/2037	2.742%	2,000,000	1,996,213
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% 11/15/2036	3.572%	1,600,000	1,604,036
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/2050	2.543%	287,957	286,617
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	1,700,000	1,700,335
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	3,978,413
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% 06/17/2037	2.972%	2,842,658	2,841,184
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	1,305,000	1,343,090
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
05/15/2045	3.507%	1,231,134	1,235,484
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,608,000	2,687,329
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	717,694	693,338
Series 2018-SFR1 Class A
03/17/2035	3.255%	1,685,000	1,653,118
Progress Residential Trust(a),(c)
Series 2018-SFR2 Class A
08/17/2035	3.712%	1,350,000	1,348,312
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% 02/15/2032	2.922%	2,000,000	2,021,716
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% 02/15/2032	3.322%	900,000	909,673
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $33,366,560)			33,045,371

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples —%
Beverages —%
Crimson Wine Group Ltd.(e)	3	28
Total Consumer Staples		28

Columbia Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Jefferies Financial Group, Inc.	39	946
Total Financials		946
Total Common Stocks (Cost $—)		974

Corporate Bonds & Notes 23.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Lockheed Martin Corp.
03/01/2045	3.800%	525,000	494,927
09/15/2052	4.090%	810,000	781,734
Northrop Grumman Corp.
01/15/2025	2.930%	1,090,000	1,039,134
01/15/2028	3.250%	685,000	649,559
10/15/2047	4.030%	730,000	692,837
Total			3,658,191
Automotive 0.3%
Ford Motor Co.
12/08/2046	5.291%	420,000	389,636
Ford Motor Credit Co. LLC
11/02/2020	2.343%	860,000	837,591
Total			1,227,227
Banking 2.5%
Bank of America Corp.(f)
01/20/2028	3.824%	2,690,000	2,622,691
Capital One Financial Corp.
05/12/2020	2.500%	1,150,000	1,134,123
JPMorgan Chase & Co.(f)
02/01/2028	3.782%	3,265,000	3,181,644
JPMorgan Chase & Co.(b)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	3.313%	177,000	156,527
Wells Fargo & Co.
01/30/2020	2.150%	855,000	842,971
10/23/2026	3.000%	2,320,000	2,154,628
Total			10,092,584
Cable and Satellite 0.3%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	500,000	480,399
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
08/15/2047	4.000%	720,000	657,256
Total			1,137,655
Chemicals 0.1%
LYB International Finance BV
07/15/2043	5.250%	270,000	283,081
Electric 3.0%
CMS Energy Corp.
03/01/2024	3.875%	485,000	482,223
02/15/2027	2.950%	15,000	13,755
08/15/2027	3.450%	405,000	385,693
DTE Energy Co.
10/01/2026	2.850%	2,915,000	2,656,754
Duke Energy Corp.
08/15/2027	3.150%	585,000	547,037
Duke Energy Florida Project Finance LLC
09/01/2029	2.538%	1,525,000	1,394,309
Duke Energy Progress LLC
09/15/2047	3.600%	260,000	237,074
Duke Energy Progress, Inc.
08/15/2045	4.200%	68,000	68,278
Emera U.S. Finance LP
06/15/2046	4.750%	1,720,000	1,722,097
Indiana Michigan Power Co.
07/01/2047	3.750%	206,000	190,840
Pacific Gas & Electric Co.
12/01/2027	3.300%	1,194,000	1,092,795
12/01/2047	3.950%	955,000	839,923
Southern Co. (The)
07/01/2026	3.250%	612,000	580,258
07/01/2036	4.250%	350,000	345,414
07/01/2046	4.400%	700,000	698,593
WEC Energy Group, Inc.
06/15/2025	3.550%	150,000	147,715
Xcel Energy, Inc.
06/01/2025	3.300%	665,000	642,325
Total			12,045,083
Finance Companies 1.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	2,885,000	2,824,957
11/15/2035	4.418%	2,095,000	2,040,654
Total			4,865,611
Food and Beverage 1.9%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	1,087,000	1,135,151

4	Columbia Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2048	5.300%	2,050,000	1,996,345
Kraft Heinz Foods Co.
06/01/2046	4.375%	2,238,000	1,987,499
Molson Coors Brewing Co.
07/15/2046	4.200%	1,977,000	1,805,525
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% 08/21/2020	2.781%	460,000	460,929
Total			7,385,449
Health Care 1.9%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.344%	963,000	968,532
Becton Dickinson and Co.
06/06/2027	3.700%	1,430,000	1,371,845
05/15/2044	4.875%	575,000	564,571
Cardinal Health, Inc.
06/15/2027	3.410%	810,000	749,037
06/15/2047	4.368%	520,000	461,184
CVS Health Corp.
03/25/2048	5.050%	1,585,000	1,641,445
Express Scripts Holding Co.
07/15/2046	4.800%	1,613,000	1,555,522
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	245,000	231,389
Total			7,543,525
Healthcare Insurance 0.1%
UnitedHealth Group, Inc.
10/15/2047	3.750%	590,000	554,329
Independent Energy 0.3%
Canadian Natural Resources Ltd.
06/30/2033	6.450%	110,000	129,772
Hess Corp.
02/15/2041	5.600%	180,000	186,130
Noble Energy, Inc.
04/01/2027	8.000%	809,000	978,562
Total			1,294,464
Integrated Energy 0.3%
Cenovus Energy, Inc.
11/15/2039	6.750%	855,000	983,373
Life Insurance 0.9%
Brighthouse Financial, Inc.
06/22/2047	4.700%	875,000	753,066
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	300,000	280,928
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	650,000	601,166
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	110,000	116,888
05/15/2047	4.270%	745,000	733,288
Voya Financial, Inc.
06/15/2026	3.650%	650,000	618,207
06/15/2046	4.800%	554,000	548,651
Total			3,652,194
Media and Entertainment 0.0%
Discovery Communications LLC
09/20/2047	5.200%	132,000	130,000
Midstream 1.5%
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	190,000	232,187
01/15/2038	6.950%	195,000	230,432
11/15/2040	7.500%	350,000	425,306
Kinder Morgan, Inc.
02/15/2046	5.050%	1,535,000	1,513,861
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	660,000	649,227
05/15/2036	6.700%	226,000	242,698
06/01/2042	5.150%	405,000	383,080
06/15/2044	4.700%	1,145,000	1,042,492
Southern Natural Gas Co. LLC
03/01/2032	8.000%	195,000	251,644
Williams Partners LP
09/15/2045	5.100%	750,000	763,051
Total			5,733,978
Natural Gas 0.6%
NiSource, Inc.
02/15/2023	3.850%	685,000	685,578
02/15/2044	4.800%	50,000	52,191
05/15/2047	4.375%	991,000	992,163
Sempra Energy
11/15/2025	3.750%	565,000	553,670
06/15/2027	3.250%	92,000	86,112
Total			2,369,714
Other Industry 0.4%
Massachusetts Institute of Technology
07/01/2116	3.885%	300,000	275,125

Columbia Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
President and Fellows of Harvard College
10/01/2037	3.619%	315,000	308,344
07/15/2046	3.150%	314,000	274,035
07/15/2056	3.300%	685,000	603,006
Total			1,460,510
Pharmaceuticals 1.9%
AbbVie, Inc.
05/14/2020	2.500%	635,000	627,773
Allergan Funding SCS
03/15/2025	3.800%	1,681,000	1,649,728
Amgen, Inc.
05/22/2019	2.200%	2,911,000	2,899,932
05/01/2045	4.400%	325,000	319,205
06/15/2048	4.563%	277,000	277,683
Celgene Corp.
02/20/2048	4.550%	350,000	331,221
Gilead Sciences, Inc.
09/20/2019	1.850%	445,000	439,945
Johnson & Johnson
12/05/2033	4.375%	427,000	460,852
03/03/2037	3.625%	525,000	513,387
Total			7,519,726
Property & Casualty 0.4%
CNA Financial Corp.
08/15/2027	3.450%	1,748,000	1,631,225
Railroads 0.6%
Canadian National Railway Co.
02/03/2020	2.400%	955,000	946,457
CSX Corp.
06/01/2027	3.250%	330,000	314,883
05/30/2042	4.750%	168,000	175,871
11/01/2046	3.800%	270,000	248,191
11/01/2066	4.250%	638,000	574,592
Total			2,259,994
Retailers 0.1%
Walmart, Inc.
06/29/2048	4.050%	550,000	558,539
Supermarkets 0.4%
Kroger Co. (The)
04/15/2042	5.000%	172,000	171,229
01/15/2048	4.650%	1,358,000	1,308,417
Total			1,479,646
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.6%
Apple, Inc.
09/12/2027	2.900%	632,000	598,286
09/12/2047	3.750%	385,000	366,285
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	3,770,000	3,535,610
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.340% 09/20/2019	2.665%	1,430,000	1,434,823
Oracle Corp.
11/15/2047	4.000%	545,000	530,526
Total			6,465,530
Tobacco 0.3%
BAT Capital Corp.(a)
08/14/2020	2.297%	1,150,000	1,128,289
Transportation Services 0.4%
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	480,000	451,509
FedEx Corp.
04/01/2046	4.550%	1,100,000	1,092,794
Total			1,544,303
Wireless 0.4%
America Movil SAB de CV
03/30/2020	5.000%	1,515,000	1,551,056
Wirelines 0.7%
AT&T, Inc.
03/01/2037	5.250%	940,000	941,227
03/01/2047	5.450%	745,000	752,937
Verizon Communications, Inc.
08/10/2033	4.500%	1,000,000	992,195
Total			2,686,359
Total Corporate Bonds & Notes (Cost $93,589,793)			91,241,635

Foreign Government Obligations(g) 1.3%

Mexico 1.0%
Mexico Government International Bond
03/08/2044	4.750%	250,000	234,861
Petroleos Mexicanos
09/21/2023	4.625%	639,000	632,169
03/13/2027	6.500%	402,000	407,176
06/15/2035	6.625%	435,000	421,518
09/21/2047	6.750%	2,615,000	2,420,562
Total			4,116,286

6	Columbia Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2018 (Unaudited)
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	220,000	273,374
Peru 0.1%
Peruvian Government International Bond
03/14/2037	6.550%	385,000	489,971
Philippines 0.1%
Philippine Government International Bond
10/23/2034	6.375%	275,000	343,396
Uruguay 0.0%
Uruguay Government International Bond
11/20/2045	4.125%	165,000	153,201
Total Foreign Government Obligations (Cost $5,521,576)			5,376,228

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.0%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2015B
01/01/2033	7.375%	100,000	112,721
Water & Sewer 0.3%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	865,000	1,088,888
Total Municipal Bonds (Cost $964,360)			1,201,609

Residential Mortgage-Backed Securities - Agency 28.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2021- 05/01/2041	5.000%	570,071	607,609
09/01/2025- 10/01/2029	7.500%	22,765	24,786
11/01/2025- 12/01/2035	7.000%	222,361	250,050
06/01/2026	8.000%	276	300
06/01/2043	4.000%	4,059,168	4,154,622
01/01/2046- 08/01/2046	3.500%	3,873,230	3,856,660
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)
08/13/2048	4.000%	7,500,000	7,614,415
Federal National Mortgage Association
10/01/2020- 12/01/2020	10.000%	1,716	1,720
08/01/2029- 09/01/2045	3.000%	9,756,263	9,604,797
10/01/2029	7.500%	10,707	12,171
12/01/2029- 05/01/2030	8.000%	80,274	88,221
01/01/2031	2.500%	1,259,637	1,224,830
07/01/2038	6.000%	1,510,612	1,649,350
01/01/2040	5.500%	2,109,380	2,267,747
09/01/2040	5.000%	1,549,225	1,657,004
05/01/2043- 11/01/2046	3.500%	18,863,359	18,764,672
11/01/2045	4.000%	2,412,238	2,465,234
Federal National Mortgage Association(c)
08/16/2033	2.500%	4,100,000	3,968,191
08/16/2033- 08/13/2048	3.000%	7,478,000	7,271,991
08/16/2033- 08/13/2048	3.500%	5,000,000	5,026,116
08/13/2048	4.000%	11,500,000	11,681,484
08/13/2048	4.500%	3,000,000	3,111,797
08/13/2048	5.000%	7,000,000	7,394,024
Federal National Mortgage Association(h)
08/01/2040	4.500%	3,892,514	4,079,524
Government National Mortgage Association
08/15/2020	9.500%	479	481
11/15/2022- 08/15/2029	7.000%	72,276	76,514
05/15/2023- 12/15/2031	6.500%	69,095	75,843
06/15/2025- 01/15/2030	8.000%	114,371	125,082
04/15/2026- 03/15/2030	7.500%	94,466	95,964
03/20/2028	6.000%	34,150	38,151
06/15/2030	9.000%	15,204	15,986
Government National Mortgage Association(b)
07/20/2021- 07/20/2022	2.750%	15,024	15,252
04/20/2022- 06/20/2028	2.625%	57,136	57,925
Government National Mortgage Association(c)
08/21/2048	3.500%	11,740,000	11,745,045
08/21/2048	4.500%	4,000,000	4,154,062
Total Residential Mortgage-Backed Securities - Agency (Cost $114,953,608)			113,177,620

Columbia Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 18.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	1,835,162	1,802,197
American Mortgage Trust(d),(i),(j)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	2,695	1,634
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-1 Class A1
04/27/2048	3.258%	3,591,179	3,568,688
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2017-3 Class A2
11/25/2047	2.883%	3,397,881	3,365,229
Arroyo Mortgage Trust(a),(d)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	2,780,313	2,770,262
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	958,729	955,375
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	1,192,614	1,193,336
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN1 Class A1
01/28/2033	3.278%	1,089,049	1,087,587
Bayview Opportunity Master Fund IVa Trust(a),(i)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	2,000,000	2,000,000
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,362,140	2,372,899
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	3,603,155	3,637,939
BCAP LLC Trust(a),(d)
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.819%	72,132	72,083
CIM Trust(a),(d)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	1,974,098	1,971,416
Citigroup Mortgage Loan Trust(a),(d)
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	955,994	955,657
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2015-A Class A4
06/25/2058	4.250%	389,663	394,907
COLT Mortgage Loan Trust(a),(d)
CMO Series 2017-1 Class A1
05/27/2047	2.614%	1,003,065	973,619
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-2 Class A3A
10/25/2047	2.773%	1,009,932	988,618
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.930%	2,401,298	2,379,579
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2010-8R Class 1A4
03/26/2036	3.750%	1,955,248	1,954,828
Deephaven Residential Mortgage Trust(a)
CMO Series 2018-1A Class A3
12/25/2057	3.202%	3,269,472	3,251,674
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	3,982,500	3,898,792
MFA Trust(a),(d)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	761,827	747,208
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-1 Class A1
05/25/2062	3.250%	486,292	481,276
Mill City Mortgage Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	718,782	701,927
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	900,000	900,049
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	1,875,215	1,865,930
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	984,419	977,824
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2018-PLS2 Class A
02/25/2023	3.265%	2,047,231	2,035,760
Series 2018-PLS1 Class A
01/25/2023	3.193%	1,390,639	1,379,364
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.000%	2,000,000	2,000,000
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2018-1A Class A1
04/25/2023	3.750%	1,899,186	1,886,634
Towd Point Mortgage Trust(a)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	1,121,555	1,102,166
CMO Series 2018-2 Class A1
03/25/2058	3.250%	1,374,717	1,359,022

8	Columbia Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(d)
CMO Series 2018-3 Class A1
05/25/2058	3.750%	3,932,363	3,937,512
Vendee Mortgage Trust(d),(k)
CMO Series 1998-1 Class 2IO
03/15/2028	0.223%	1,500,574	9,158
CMO Series 1998-3 Class IO
03/15/2029	0.083%	1,954,282	1,982
Verus Securitization Trust(a),(d)
CMO Series 2017-2A Class A1
07/25/2047	2.485%	478,111	471,527
CMO Series 2018-2 Class A3
06/01/2058	3.830%	3,000,000	3,008,597
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	2,634,001	2,630,737
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	2,321,081	2,298,579
CMO Series 2018-1 Class A1
02/25/2048	2.929%	3,624,450	3,579,891
CMO Series 2018-1 Class A2
02/25/2048	3.031%	3,371,581	3,370,798
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $74,841,211)			74,342,260

U.S. Government & Agency Obligations 3.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(l)
STRIPS
01/15/2030	0.000%	3,342,000	2,241,119
04/15/2030	0.000%	19,725,000	13,168,962
Total U.S. Government & Agency Obligations (Cost $16,700,316)			15,410,081

U.S. Treasury Obligations 1.3%

U.S. Treasury(l)
STRIPS
02/15/2040	0.000%	9,861,000	5,146,980
Total U.S. Treasury Obligations (Cost $3,581,819)			5,146,980

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(m),(n)	14,859,172	14,857,686
Total Money Market Funds (Cost $14,857,686)		14,857,686
Total Investments in Securities (Cost: $468,419,295)		462,600,804
Other Assets & Liabilities, Net		(65,175,083)
Net Assets		397,425,721

At July 31, 2018, securities and/or cash totaling $1,174,453 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	239	09/2018	USD	28,718,450	—	(49,561)
U.S. Treasury 5-Year Note	352	09/2018	USD	39,954,070	—	(21,637)
U.S. Ultra Bond	69	09/2018	USD	10,928,241	77,470	—
Total					77,470	(71,198)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(118)	09/2018	EUR	(19,188,339)	—	(152,594)
U.S. Long Bond	(42)	09/2018	USD	(6,128,069)	—	(31,592)
U.S. Treasury 2-Year Note	(19)	09/2018	USD	(4,027,883)	7,680	—
Total					7,680	(184,186)
Columbia Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $192,998,513, which represents 48.56% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2018.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.
(e)	Non-income producing investment.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2018.
(g)	Principal and interest may not be guaranteed by the government.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2018, the value of these securities amounted to $2,001,634, which represents 0.50% of net assets.
(j)	Valuation based on significant unobservable inputs.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Zero coupon bond.
(m)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	10,597,693	55,796,230	(51,534,751)	14,859,172	518	—	69,460	14,857,686
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
10	Columbia Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	12,590,660	—	—	12,590,660
Asset-Backed Securities — Non-Agency	—	89,499,083	—	—	89,499,083
Commercial Mortgage-Backed Securities - Agency	—	6,710,617	—	—	6,710,617
Commercial Mortgage-Backed Securities - Non-Agency	—	33,045,371	—	—	33,045,371
Common Stocks
Consumer Staples	28	—	—	—	28
Financials	946	—	—	—	946
Total Common Stocks	974	—	—	—	974
Corporate Bonds & Notes	—	91,241,635	—	—	91,241,635
Foreign Government Obligations	—	5,376,228	—	—	5,376,228
Municipal Bonds	—	1,201,609	—	—	1,201,609
Residential Mortgage-Backed Securities - Agency	—	113,177,620	—	—	113,177,620
Residential Mortgage-Backed Securities - Non-Agency	—	74,340,626	1,634	—	74,342,260
U.S. Government & Agency Obligations	—	15,410,081	—	—	15,410,081
U.S. Treasury Obligations	—	5,146,980	—	—	5,146,980
Money Market Funds	—	—	—	14,857,686	14,857,686
Total Investments in Securities	974	447,740,510	1,634	14,857,686	462,600,804
Investments in Derivatives
Columbia Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	85,150	—	—	—	85,150
Liability
Futures Contracts	(255,384)	—	—	—	(255,384)
Total	(169,260)	447,740,510	1,634	14,857,686	462,430,570
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 04/30/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 07/31/2018 ($)
Asset-Backed Securities — Non-Agency	1,799,100	-	-	-	-	-	-	(1,799,100)	-
Residential Mortgage-Backed Securities — Non-Agency	4,792,672	72	-	4	-	(192)	-	(4,790,922)	1,634
Total	6,591,772	72	-	4	-	(192)	-	(6,590,022)	1,634
(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2018 was $4, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $4.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement
12	Columbia Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Small Cap Value Fund I, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Auto Components 2.5%
Cooper Tire & Rubber Co.	181,646	5,185,993
Gentherm, Inc.(a)	82,816	3,751,565
Modine Manufacturing Co.(a)	171,237	2,988,086
Visteon Corp.(a)	48,580	5,687,746
Total		17,613,390
Diversified Consumer Services 0.4%
Carriage Services, Inc.	106,960	2,672,930
Household Durables 2.0%
Cavco Industries, Inc.(a)	15,937	3,385,816
Ethan Allen Interiors, Inc.	193,600	4,356,000
Hamilton Beach Brands Holding Co.	84,665	2,150,491
Hooker Furniture Corp.	56,180	2,530,909
Lifetime Brands, Inc.	131,867	1,602,184
Total		14,025,400
Leisure Products 0.5%
Acushnet Holdings Corp.	45,203	1,092,557
Malibu Boats, Inc., Class A(a)	60,712	2,282,164
Total		3,374,721
Media 1.0%
AMC Entertainment Holdings, Inc., Class A	137,799	2,246,123
Criteo SA, ADR(a)	88,715	2,850,413
Liberty Latin America Ltd., Class C(a)	98,494	1,906,844
Total		7,003,380
Multiline Retail 0.4%
Hudson’s Bay Co.	363,046	2,927,588
Specialty Retail 2.7%
Aaron’s, Inc.	114,631	4,964,669
Children’s Place, Inc. (The)	15,090	1,854,561
GameStop Corp., Class A	117,110	1,687,555
Sally Beauty Holdings, Inc.(a)	129,900	2,142,051
Signet Jewelers Ltd.	95,891	5,536,746
Vitamin Shoppe, Inc.(a)	297,310	2,482,539
Total		18,668,121
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.8%
Skechers U.S.A., Inc., Class A(a)	93,790	2,599,859
Steven Madden Ltd.	61,285	3,312,454
Total		5,912,313
Total Consumer Discretionary		72,197,843
Consumer Staples 5.5%
Food & Staples Retailing 2.3%
Andersons, Inc. (The)	113,755	4,009,864
Smart & Final Stores, Inc.(a)	706,749	4,169,819
SpartanNash Co.	126,410	3,028,784
Weis Markets, Inc.	86,755	4,435,783
Total		15,644,250
Food Products 2.5%
Fresh Del Monte Produce, Inc.	141,126	5,122,874
Hain Celestial Group, Inc. (The)(a)	253,560	7,211,246
Sanderson Farms, Inc.	53,055	5,349,536
Total		17,683,656
Personal Products 0.7%
Inter Parfums, Inc.	82,572	4,970,834
Total Consumer Staples		38,298,740
Energy 8.4%
Energy Equipment & Services 1.6%
Aspen Aerogels, Inc.(a)	231,580	1,176,426
Dawson Geophysical Co.(a)	471,234	3,680,338
Natural Gas Services Group, Inc.(a)	105,165	2,324,146
ProPetro Holding Corp.(a)	209,850	3,449,934
Smart Sand, Inc.(a)	142,070	824,006
Total		11,454,850
Oil, Gas & Consumable Fuels 6.8%
Callon Petroleum Co.(a)	295,191	3,176,255
Carrizo Oil & Gas, Inc.(a)	141,335	3,982,820
Delek U.S. Holdings, Inc.	121,253	6,465,210
Earthstone Energy, Inc., Class A(a)	187,393	1,825,208
Gulfport Energy Corp.(a)	428,330	4,930,078
Jagged Peak Energy, Inc.(a)	178,052	2,546,144
Laredo Petroleum, Inc.(a)	394,820	3,679,722
Columbia Small Cap Value Fund I | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pacific Ethanol, Inc.(a)	953,010	2,787,554
Range Resources Corp.	314,550	4,853,507
SM Energy Co.	188,190	5,177,107
Southwestern Energy Co.(a)	771,460	3,965,305
WildHorse Resource Development Corp.(a)	184,287	4,041,414
Total		47,430,324
Total Energy		58,885,174
Financials 32.8%
Banks 17.5%
BancFirst Corp.	92,404	5,738,288
BankUnited, Inc.	167,536	6,510,449
Banner Corp.	102,971	6,484,084
Boston Private Financial Holdings, Inc.	315,127	4,537,829
Bridge Bancorp, Inc.	79,627	2,850,646
Brookline Bancorp, Inc.	284,463	5,177,226
Capital City Bank Group, Inc.	160,009	3,875,418
CenterState Bank Corp.	171,289	4,753,270
Columbia Banking System, Inc.	126,533	5,178,996
Community Trust Bancorp, Inc.	70,737	3,453,734
FCB Financial Holdings, Inc., Class A(a)	93,283	4,757,433
First BanCorp(a)	612,090	5,031,380
First Citizens BancShares Inc., Class A	14,427	5,869,192
First Financial Corp.	72,710	3,737,294
First of Long Island Corp. (The)	122,060	2,660,908
Heritage Financial Corp.	77,353	2,711,223
Hilltop Holdings, Inc.	245,930	5,115,344
Investors Bancorp, Inc.	630,822	7,897,891
National Bank Holdings Corp., Class A	99,810	3,950,480
Northrim BanCorp, Inc.	115,420	4,651,426
OFG Bancorp	195,800	3,260,070
Popular, Inc.	105,925	5,257,058
Sierra Bancorp	67,042	1,980,421
Towne Bank	168,890	5,455,147
UMB Financial Corp.	91,170	6,554,211
Union Bankshares Corp.	118,874	4,815,586
Total		122,265,004
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.7%
GAIN Capital Holdings, Inc.	363,560	2,475,844
INTL FCStone, Inc.(a)	97,550	5,227,704
Moelis & Co., ADR, Class A	61,322	3,900,079
Total		11,603,627
Consumer Finance 0.9%
Enova International, Inc.(a)	74,452	2,308,012
FirstCash, Inc.	53,568	4,349,722
Total		6,657,734
Insurance 6.6%
American Equity Investment Life Holding Co.	186,311	6,656,892
Crawford & Co., Class A	94,939	805,083
EMC Insurance Group, Inc.	97,951	2,622,148
Employers Holdings, Inc.	108,394	5,034,901
FBL Financial Group, Inc., Class A	69,516	5,679,457
Global Indemnity Ltd	61,678	2,513,379
Heritage Insurance Holdings, Inc.	216,221	3,712,515
Horace Mann Educators Corp.	80,441	3,515,272
National Western Life Group, Inc., Class A	12,604	4,083,696
Navigators Group, Inc. (The)	69,790	4,211,826
Protective Insurance Corp., Class B	101,741	2,375,652
United Fire Group, Inc.	88,530	5,337,474
Total		46,548,295
Thrifts & Mortgage Finance 6.1%
HomeStreet, Inc.(a)	176,708	5,230,557
MGIC Investment Corp.(a)	859,250	10,723,440
Provident Financial Holdings, Inc.	151,550	2,811,252
Radian Group, Inc.	557,060	10,667,699
Washington Federal, Inc.	157,763	5,292,949
Western New England Bancorp, Inc.	360,979	3,916,622
WSFS Financial Corp.	70,522	3,998,597
Total		42,641,116
Total Financials		229,715,776

2	Columbia Small Cap Value Fund I | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 3.6%
Biotechnology 2.3%
ACADIA Pharmaceuticals, Inc.(a)	113,534	1,713,228
Ardelyx, Inc.(a)	328,240	1,329,372
Coherus Biosciences, Inc.(a)	99,430	1,894,141
Dynavax Technologies Corp.(a)	143,679	1,939,666
Intercept Pharmaceuticals, Inc.(a)	21,142	1,926,882
Novavax, Inc.(a)	1,111,140	1,411,148
Puma Biotechnology, Inc.(a)	63,160	3,041,154
TESARO, Inc.(a)	85,420	2,975,179
Total		16,230,770
Health Care Equipment & Supplies 0.9%
iRadimed Corp.(a)	116,942	2,689,666
Quotient Ltd.(a)	207,663	1,567,856
Sientra, Inc.(a)	92,079	1,884,857
Total		6,142,379
Pharmaceuticals 0.4%
BioDelivery Sciences International, Inc.(a)	611,455	1,635,642
TherapeuticsMD, Inc.(a)	240,070	1,253,166
Total		2,888,808
Total Health Care		25,261,957
Industrials 14.2%
Aerospace & Defense 0.6%
Aerojet Rocketdyne Holdings, Inc.(a)	128,640	4,335,168
Airlines 0.5%
Spirit Airlines, Inc.(a)	82,550	3,585,972
Building Products 1.6%
Apogee Enterprises, Inc.	81,800	4,152,168
Caesarstone Ltd.	141,826	2,233,760
Universal Forest Products, Inc.	129,300	4,763,412
Total		11,149,340
Commercial Services & Supplies 1.5%
Herman Miller, Inc.	121,760	4,608,616
Unifirst Corp.	32,115	6,010,322
Total		10,618,938
Construction & Engineering 0.3%
Northwest Pipe Co.(a)	113,011	2,210,495
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.8%
Encore Wire Corp.	107,026	5,217,518
Machinery 5.3%
DMC Global Inc	56,182	2,306,271
EnPro Industries, Inc.	41,119	3,141,080
Global Brass & Copper Holdings, Inc.	141,530	4,663,414
Gorman-Rupp Co.	85,775	3,245,726
Kennametal, Inc.	107,440	4,185,862
LB Foster Co., Class A(a)	108,329	2,659,477
Lydall, Inc.(a)	53,873	2,499,707
Mueller Industries, Inc.	145,522	4,818,234
Standex International Corp.	37,384	3,874,852
Titan International, Inc.	208,104	2,203,821
Wabash National Corp.	175,950	3,483,810
Total		37,082,254
Professional Services 0.6%
Korn/Ferry International	64,140	4,231,957
Road & Rail 1.6%
Heartland Express, Inc.	232,860	4,468,583
Marten Transport Ltd.	136,300	2,978,155
Werner Enterprises, Inc.	102,999	3,836,713
Total		11,283,451
Trading Companies & Distributors 1.4%
Houston Wire & Cable Co.(a)	286,416	2,291,328
Textainer Group Holdings Ltd.(a)	329,931	5,245,903
Transcat, Inc.(a)	101,490	2,319,046
Total		9,856,277
Total Industrials		99,571,370
Information Technology 7.5%
Communications Equipment 1.9%
Acacia Communications, Inc.(a)	93,497	3,004,994
Digi International, Inc.(a)	227,001	3,064,513
Lumentum Holdings, Inc.(a)	48,550	2,536,738
Netscout Systems, Inc.(a)	165,240	4,428,432
Total		13,034,677

Columbia Small Cap Value Fund I | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.8%
AVX Corp.	350,768	7,288,959
MTS Systems Corp.	47,637	2,597,407
OSI Systems, Inc.(a)	35,610	2,840,254
Total		12,726,620
IT Services 1.5%
Euronet Worldwide, Inc.(a)	28,520	2,622,129
Mantech International Corp., Class A	87,547	5,239,688
TTEC Holdings, Inc.	74,337	2,389,934
Total		10,251,751
Semiconductors & Semiconductor Equipment 0.8%
Adesto Technologies Corp.(a)	218,812	1,203,466
MACOM Technology Solutions Holdings, Inc.(a)	211,521	4,405,983
Total		5,609,449
Software 0.7%
MicroStrategy, Inc., Class A(a)	40,380	5,255,457
Technology Hardware, Storage & Peripherals 0.8%
Electronics for Imaging, Inc.(a)	120,080	4,097,129
Stratasys Ltd.(a)	82,904	1,609,996
Total		5,707,125
Total Information Technology		52,585,079
Materials 7.6%
Chemicals 0.8%
Flotek Industries, Inc.(a)	856,090	2,653,879
Tronox Ltd., Class A	144,967	2,674,641
Total		5,328,520
Construction Materials 0.2%
Forterra, Inc.(a)	187,098	1,693,237
Containers & Packaging 0.4%
Greif, Inc., Class A	53,279	2,901,041
Metals & Mining 4.4%
Allegheny Technologies, Inc.(a)	191,247	5,316,666
Capstone Mining Corp.(a)	4,083,983	3,013,894
Centerra Gold, Inc.(a)	524,150	2,381,309
Commercial Metals Co.	244,100	5,453,194
Ferroglobe PLC	381,371	3,108,174
Olympic Steel, Inc.	157,818	3,489,356
Common Stocks (continued)
Issuer	Shares	Value ($)
TimkenSteel Corp.(a)	166,380	2,312,682
Universal Stainless & Alloy Products, Inc.(a)	187,259	5,600,917
Total		30,676,192
Paper & Forest Products 1.8%
Domtar Corp.	75,160	3,624,215
Louisiana-Pacific Corp.	318,908	8,585,004
Total		12,209,219
Total Materials		52,808,209
Real Estate 7.9%
Equity Real Estate Investment Trusts (REITS) 7.5%
Chesapeake Lodging Trust	193,484	6,195,358
CoreCivic, Inc.	189,890	4,868,780
DDR Corp.	135,435	1,855,460
Farmland Partners, Inc.	469,080	3,161,599
Front Yard Residential Corp.	236,829	2,287,768
InfraREIT, Inc.	158,313	3,316,657
Mack-Cali Realty Corp.	349,930	6,813,137
National Health Investors, Inc.	30,980	2,318,543
PotlatchDeltic Corp.	134,826	6,303,115
RLJ Lodging Trust	331,340	7,484,971
Sunstone Hotel Investors, Inc.	477,875	7,775,026
Total		52,380,414
Real Estate Management & Development 0.4%
St. Joe Co. (The)(a)	145,750	2,572,487
Total Real Estate		54,952,901
Telecommunication Services 0.5%
Wireless Telecommunication Services 0.5%
Shenandoah Telecommunications Co.	96,726	3,191,958
Total Telecommunication Services		3,191,958
Utilities 0.8%
Gas Utilities 0.5%
Southwest Gas Holdings, Inc.	50,215	3,926,813
Water Utilities 0.3%
Consolidated Water Co., Ltd.	132,019	1,854,867
Total Utilities		5,781,680
Total Common Stocks (Cost $473,329,009)		693,250,687

4	Columbia Small Cap Value Fund I | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2018 (Unaudited)
Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(b),(c)	6,986,577	6,985,879
Total Money Market Funds (Cost $6,985,879)		6,985,879
Total Investments in Securities (Cost: $480,314,888)		700,236,566
Other Assets & Liabilities, Net		(691,619)
Net Assets		699,544,947
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	949,669	60,218,955	(54,182,047)	6,986,577	(1,226)	—	41,462	6,985,879
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Small Cap Value Fund I | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	72,197,843	—	—	—	72,197,843
Consumer Staples	38,298,740	—	—	—	38,298,740
Energy	58,885,174	—	—	—	58,885,174
Financials	229,715,776	—	—	—	229,715,776
Health Care	25,261,957	—	—	—	25,261,957
Industrials	99,571,370	—	—	—	99,571,370
Information Technology	52,585,079	—	—	—	52,585,079
Materials	52,808,209	—	—	—	52,808,209
Real Estate	54,952,901	—	—	—	54,952,901
Telecommunication Services	3,191,958	—	—	—	3,191,958
Utilities	5,781,680	—	—	—	5,781,680
Total Common Stocks	693,250,687	—	—	—	693,250,687
Money Market Funds	—	—	—	6,985,879	6,985,879
Total Investments in Securities	693,250,687	—	—	6,985,879	700,236,566
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
6	Columbia Small Cap Value Fund I | Quarterly Report 2018

Portfolio of Investments
Columbia U.S. Treasury Index Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 99.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2019	1.375%	2,794,000	2,764,304
08/15/2019	0.750%	18,101,000	17,782,250
09/30/2019	1.375%	21,259,000	20,982,559
09/30/2019	1.750%	9,096,000	9,016,786
10/31/2019	1.500%	11,122,000	10,980,803
01/31/2020	1.250%	9,350,000	9,166,327
02/15/2020	1.375%	15,422,000	15,135,784
02/29/2020	1.250%	9,015,000	8,825,325
02/29/2020	1.375%	9,253,000	9,075,885
03/31/2020	1.125%	4,716,000	4,600,687
03/31/2020	1.375%	8,644,000	8,468,210
04/30/2020	1.375%	5,675,000	5,552,823
05/31/2020	1.500%	921,000	901,989
06/15/2020	1.500%	3,501,000	3,427,285
07/15/2020	1.500%	23,983,000	23,450,103
07/31/2020	1.625%	4,545,000	4,452,315
08/15/2020	2.625%	5,175,000	5,169,705
08/15/2020	8.750%	8,400,000	9,401,387
08/31/2020	1.375%	2,655,000	2,584,872
09/15/2020	1.375%	6,088,000	5,924,385
09/30/2020	1.375%	16,225,000	15,778,907
09/30/2020	2.000%	1,935,000	1,906,772
10/31/2020	1.375%	5,191,000	5,040,640
10/31/2020	1.750%	2,285,000	2,237,247
11/30/2020	1.625%	1,245,000	1,214,351
11/30/2020	2.000%	4,845,000	4,766,645
12/15/2020	1.875%	5,625,000	5,516,193
12/31/2020	1.750%	1,375,000	1,343,882
01/31/2021	1.375%	23,682,000	22,905,915
02/15/2021	2.250%	6,705,000	6,624,141
02/28/2021	1.125%	13,387,000	12,851,174
03/15/2021	2.375%	5,689,000	5,635,921
03/31/2021	1.250%	8,594,000	8,265,682
03/31/2021	2.250%	1,500,000	1,480,872
04/15/2021	2.375%	2,427,000	2,403,196
05/15/2021	3.125%	2,205,000	2,226,618
05/31/2021	1.375%	3,598,000	3,462,900
06/30/2021	1.125%	5,343,000	5,100,028
07/31/2021	2.250%	2,300,000	2,266,124
08/31/2021	1.125%	8,337,000	7,932,551
08/31/2021	2.000%	2,650,000	2,589,750
09/30/2021	2.125%	3,025,000	2,965,482
11/30/2021	1.750%	4,188,000	4,050,731
11/30/2021	1.875%	10,229,000	9,934,471
12/31/2021	2.125%	3,550,000	3,473,520
01/31/2022	1.500%	7,550,000	7,225,919
01/31/2022	1.875%	2,200,000	2,132,791
02/15/2022	2.000%	3,000,000	2,919,773
02/28/2022	1.750%	9,964,000	9,610,550
03/31/2022	1.750%	5,679,000	5,472,187
04/30/2022	1.750%	3,320,000	3,195,884
05/31/2022	1.875%	5,857,000	5,659,333
06/30/2022	1.750%	14,618,000	14,044,063
06/30/2022	2.125%	6,412,000	6,250,531
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/31/2022	1.875%	2,811,000	2,711,524
07/31/2022	2.000%	2,630,000	2,549,446
08/15/2022	1.625%	3,725,000	3,556,922
08/31/2022	1.875%	5,303,000	5,111,407
09/30/2022	1.750%	4,941,000	4,734,576
09/30/2022	1.875%	6,120,000	5,893,413
10/31/2022	1.875%	2,532,000	2,436,548
10/31/2022	2.000%	4,646,000	4,493,233
11/30/2022	2.000%	7,409,000	7,160,677
12/31/2022	2.125%	6,523,000	6,332,441
01/31/2023	1.750%	3,340,000	3,188,439
01/31/2023	2.375%	8,219,000	8,060,771
02/28/2023	1.500%	12,587,000	11,869,189
03/31/2023	1.500%	9,898,000	9,323,065
03/31/2023	2.500%	4,278,000	4,215,231
04/30/2023	1.625%	2,236,000	2,115,735
04/30/2023	2.750%	904,000	900,266
05/15/2023	1.750%	10,140,000	9,648,019
05/31/2023	1.625%	8,775,000	8,295,251
07/31/2023	1.250%	1,484,000	1,373,856
08/15/2023	2.500%	8,850,000	8,705,866
08/31/2023	1.375%	9,873,000	9,184,674
09/30/2023	1.375%	5,362,000	4,981,416
10/31/2023	1.625%	4,662,000	4,381,602
11/15/2023	2.750%	3,757,000	3,736,428
12/31/2023	2.250%	2,569,000	2,489,013
02/15/2024	2.750%	3,580,000	3,556,914
03/31/2024	2.125%	5,818,000	5,587,809
05/15/2024	2.500%	3,886,000	3,805,257
07/31/2024	2.125%	10,143,000	9,713,456
08/15/2024	2.375%	8,476,000	8,230,038
11/15/2024	2.250%	12,973,000	12,481,911
11/30/2024	2.125%	346,000	330,384
12/31/2024	2.250%	7,442,000	7,155,103
02/15/2025	2.000%	7,074,000	6,687,737
02/28/2025	2.750%	839,000	830,745
03/31/2025	2.625%	2,277,000	2,236,480
04/30/2025	2.875%	244,000	243,329
05/15/2025	2.125%	5,147,000	4,894,661
08/15/2025	2.000%	8,944,000	8,418,218
11/15/2025	2.250%	10,328,000	9,866,585
02/15/2026	1.625%	16,503,000	15,042,028
02/15/2026	6.000%	3,073,000	3,711,178
08/15/2026	1.500%	13,718,000	12,302,366
11/15/2026	2.000%	10,471,000	9,740,948
02/15/2027	2.250%	4,315,000	4,086,911
05/15/2027	2.375%	7,925,000	7,571,873
08/15/2027	2.250%	7,202,000	6,798,198
11/15/2027	2.250%	12,618,000	11,889,967
02/15/2028	2.750%	6,810,000	6,688,859
11/15/2028	5.250%	550,000	660,516
02/15/2029	5.250%	1,357,000	1,635,485
05/15/2030	6.250%	1,377,000	1,822,142
02/15/2031	5.375%	1,250,000	1,561,032
02/15/2036	4.500%	3,680,000	4,431,496
Columbia U.S. Treasury Index Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2018 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2039	3.500%	7,599,000	8,138,939
11/15/2039	4.375%	2,197,000	2,652,877
02/15/2040	4.625%	555,000	692,776
05/15/2040	4.375%	2,173,000	2,629,016
02/15/2041	4.750%	1,113,000	1,418,501
05/15/2041	4.375%	852,000	1,034,541
08/15/2041	3.750%	2,049,000	2,279,553
02/15/2042	3.125%	568,000	573,199
02/15/2043	3.125%	10,652,000	10,736,758
05/15/2043	2.875%	8,301,000	8,007,897
08/15/2043	3.625%	2,570,000	2,813,453
11/15/2043	3.750%	5,367,000	5,995,352
02/15/2044	3.625%	3,185,000	3,490,734
05/15/2044	3.375%	3,305,000	3,477,939
08/15/2044	3.125%	3,062,000	3,086,344
11/15/2044	3.000%	9,765,000	9,623,799
02/15/2045	2.500%	10,233,000	9,154,792
05/15/2045	3.000%	4,084,000	4,024,129
08/15/2045	2.875%	3,940,000	3,789,658
11/15/2045	3.000%	2,500,000	2,462,409
02/15/2046	2.500%	5,872,000	5,236,391
05/15/2046	2.500%	2,470,000	2,201,053
08/15/2046	2.250%	7,677,000	6,477,799
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2046	2.875%	5,014,000	4,815,150
02/15/2047	3.000%	4,515,000	4,445,140
05/15/2047	3.000%	4,920,000	4,840,871
08/15/2047	2.750%	7,626,000	7,138,073
11/15/2047	2.750%	2,407,000	2,252,179
02/15/2048	3.000%	2,178,000	2,143,306
Total U.S. Treasury Obligations (Cost $830,314,555)			811,211,790

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(a),(b)	2,309,024	2,308,793
Total Money Market Funds (Cost $2,308,793)		2,308,793
Total Investments in Securities (Cost: $832,623,348)		813,520,583
Other Assets & Liabilities, Net		4,866,080
Net Assets		818,386,663

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	2,439,997	16,183,520	(16,314,493)	2,309,024	(105)	170	10,562	2,308,793
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia U.S. Treasury Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
U.S. Treasury Obligations	811,211,790	—	—	—	811,211,790
Money Market Funds	—	—	—	2,308,793	2,308,793
Total Investments in Securities	811,211,790	—	—	2,308,793	813,520,583
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia U.S. Treasury Index Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Insurance —%
WMI Holdings Corp. Escrow(a),(b),(c),(d)	1,075	—
WMIH Corp.(b)	21,388	29,088
Total		29,088
Total Financials		29,088
Total Common Stocks (Cost $1,077,672)		29,088

Corporate Bonds & Notes 94.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.3%
Alcoa, Inc.
04/15/2021	5.400%	408,000	418,087
Bombardier, Inc.(e)
12/01/2021	8.750%	250,000	276,613
01/15/2023	6.125%	150,000	152,211
12/01/2024	7.500%	569,000	604,606
Lockheed Martin Corp.
11/23/2020	2.500%	6,720,000	6,630,624
09/15/2021	3.350%	8,150,000	8,189,976
09/15/2052	4.090%	4,910,000	4,738,660
Northrop Grumman Corp.
10/15/2047	4.030%	10,215,000	9,694,975
TransDigm, Inc.
05/15/2025	6.500%	657,000	668,344
06/15/2026	6.375%	1,195,000	1,200,976
Total			32,575,072
Automotive 0.5%
Delphi Technologies PLC(e)
10/01/2025	5.000%	258,000	244,153
Ford Motor Co.
12/08/2046	5.291%	6,866,000	6,369,623
IHO Verwaltungs GmbH PIK(e)
09/15/2023	4.500%	204,000	197,347
Schaeffler Finance BV(e)
05/15/2023	4.750%	850,000	846,308
Total			7,657,431
Banking 12.4%
Ally Financial, Inc.
04/15/2021	4.250%	690,000	692,661
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Co.
08/01/2022	2.500%	9,590,000	9,222,310
02/27/2023	3.400%	4,365,000	4,323,567
Bank of America Corp.(f)
01/20/2028	3.824%	14,325,000	13,966,560
12/20/2028	3.419%	10,400,000	9,756,989
Bank of Nova Scotia (The)
04/20/2021	3.125%	9,485,000	9,421,536
Capital One Financial Corp.
05/12/2020	2.500%	4,127,000	4,070,023
01/30/2023	3.200%	2,765,000	2,684,627
01/31/2028	3.800%	5,905,000	5,622,989
Capital One NA
08/08/2022	2.650%	4,812,000	4,620,059
Citigroup, Inc.
05/01/2026	3.400%	5,115,000	4,877,377
10/21/2026	3.200%	13,260,000	12,407,713
Goldman Sachs Group, Inc. (The)(f)
05/01/2029	4.223%	21,650,000	21,427,351
JPMorgan Chase & Co.(f)
07/23/2029	4.203%	19,425,000	19,447,242
01/23/2049	3.897%	5,290,000	4,821,983
Morgan Stanley(f)
01/24/2029	3.772%	14,535,000	13,969,327
Toronto-Dominion Bank (The)
01/25/2021	2.550%	9,550,000	9,390,582
Washington Mutual Bank(a),(d),(g)
Subordinated
+ 01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.
10/23/2026	3.000%	15,435,000	14,334,778
Wells Fargo & Co.(f)
05/22/2028	3.584%	14,060,000	13,496,630
Total			178,563,829
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(e)
07/15/2025	6.875%	541,000	526,251
VFH Parent LLC/Orchestra Co-Issuer, Inc.(e)
06/15/2022	6.750%	56,000	57,610
Total			583,861
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(e)
12/15/2023	5.750%	545,000	561,776
05/15/2026	5.875%	499,000	496,795
Columbia Corporate Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(e)
11/01/2025	4.875%	418,000	389,915
Core & Main LP(e)
08/15/2025	6.125%	434,000	417,215
HD Supply, Inc.(e)
04/15/2024	5.750%	398,000	417,685
James Hardie International Finance DAC(e)
01/15/2025	4.750%	360,000	353,108
U.S. Concrete, Inc.
06/01/2024	6.375%	88,000	87,676
Total			2,724,170
Cable and Satellite 2.9%
Altice U.S. Finance I Corp.(e)
07/15/2023	5.375%	576,000	581,247
05/15/2026	5.500%	892,000	876,015
CCO Holdings LLC/Capital Corp.(e)
04/01/2024	5.875%	319,000	324,583
05/01/2025	5.375%	341,000	335,921
02/15/2026	5.750%	481,000	478,209
05/01/2026	5.500%	39,000	38,380
05/01/2027	5.125%	1,300,000	1,241,724
Cequel Communications Holdings I LLC/Capital Corp.(e)
12/15/2021	5.125%	182,000	181,928
04/01/2028	7.500%	785,000	810,557
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	3,635,000	3,492,504
Comcast Corp.
08/15/2047	4.000%	6,434,000	5,873,309
11/01/2052	4.049%	3,874,000	3,480,983
CSC Holdings LLC
02/15/2019	8.625%	425,000	436,326
CSC Holdings LLC(e)
10/15/2025	6.625%	704,000	726,840
10/15/2025	10.875%	288,000	334,253
04/15/2027	5.500%	229,000	220,147
02/01/2028	5.375%	231,000	217,547
DISH DBS Corp.
11/15/2024	5.875%	805,000	671,169
07/01/2026	7.750%	788,000	687,424
Radiate HoldCo LLC/Finance, Inc.(e)
02/15/2023	6.875%	99,000	95,896
02/15/2025	6.625%	445,000	416,775
Sirius XM Radio, Inc.(e)
04/15/2025	5.375%	142,000	141,192
07/15/2026	5.375%	993,000	973,056
08/01/2027	5.000%	292,000	278,168
Sky PLC(e)
09/16/2024	3.750%	11,122,000	11,016,386
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable LLC
09/15/2042	4.500%	2,380,000	2,033,850
Unitymedia GmbH(e)
01/15/2025	6.125%	985,000	1,024,838
Unitymedia Hessen GmbH & Co. KG NRW(e)
01/15/2025	5.000%	449,000	456,612
Videotron Ltd.
07/15/2022	5.000%	286,000	291,924
Virgin Media Finance PLC(e)
01/15/2025	5.750%	674,000	632,427
Virgin Media Secured Finance PLC
01/15/2021	5.250%	465,000	474,773
Virgin Media Secured Finance PLC(e)
01/15/2026	5.250%	731,000	687,174
Ziggo Bond Finance BV(e)
01/15/2027	6.000%	610,000	557,862
Ziggo BV(e)
01/15/2027	5.500%	923,000	878,933
Total			40,968,932
Chemicals 0.5%
Alpha 2 BV(e)
06/01/2023	8.750%	405,000	405,928
Angus Chemical Co.(e)
02/15/2023	8.750%	437,000	449,654
Atotech U.S.A., Inc.(e)
02/01/2025	6.250%	397,000	389,377
Axalta Coating Systems LLC(e)
08/15/2024	4.875%	203,000	201,239
Chemours Co. (The)
05/15/2023	6.625%	295,000	309,500
05/15/2025	7.000%	339,000	362,763
Huntsman International LLC
11/15/2020	4.875%	840,000	854,894
INEOS Group Holdings SA(e)
08/01/2024	5.625%	329,000	325,646
LYB International Finance BV
03/15/2044	4.875%	955,000	962,001
Olin Corp.
09/15/2027	5.125%	160,000	156,913
02/01/2030	5.000%	232,000	219,490
Platform Specialty Products Corp.(e)
02/01/2022	6.500%	372,000	381,300
12/01/2025	5.875%	665,000	668,093
PQ Corp.(e)
11/15/2022	6.750%	1,045,000	1,096,527
12/15/2025	5.750%	247,000	245,150

2	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace & Co.(e)
10/01/2021	5.125%	331,000	337,397
Total			7,365,872
Construction Machinery 0.1%
H&E Equipment Services, Inc.
09/01/2025	5.625%	112,000	110,955
Ritchie Bros. Auctioneers, Inc.(e)
01/15/2025	5.375%	679,000	666,237
United Rentals North America, Inc.
10/15/2025	4.625%	89,000	85,894
09/15/2026	5.875%	454,000	461,075
05/15/2027	5.500%	345,000	341,118
01/15/2028	4.875%	299,000	279,369
Total			1,944,648
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2020	8.750%	252,000	249,612
12/01/2022	7.875%	443,000	445,702
09/01/2023	7.625%	167,000	150,895
Interval Acquisition Corp.
04/15/2023	5.625%	382,000	384,134
Total			1,230,343
Consumer Products 0.2%
Energizer Gamma Acquisition, Inc.(e)
07/15/2026	6.375%	140,000	143,878
Mattel, Inc.(e)
12/31/2025	6.750%	400,000	387,644
Newell Brands, Inc.
04/01/2046	5.500%	800,000	768,158
Prestige Brands, Inc.(e)
03/01/2024	6.375%	428,000	428,929
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	266,000	274,645
12/15/2026	5.250%	74,000	71,173
Spectrum Brands, Inc.
11/15/2022	6.625%	385,000	396,657
07/15/2025	5.750%	942,000	943,996
Total			3,415,080
Diversified Manufacturing 1.7%
Apergy Corp.(e)
05/01/2026	6.375%	479,000	488,699
BWX Technologies, Inc.(e)
07/15/2026	5.375%	120,000	122,077
Gates Global LLC/Co.(e)
07/15/2022	6.000%	268,000	269,841
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.
10/09/2042	4.125%	4,730,000	4,374,441
Honeywell International, Inc.
10/30/2019	1.400%	8,325,000	8,185,473
Siemens Financieringsmaatschappij NV(e)
03/16/2020	2.200%	3,670,000	3,619,571
SPX FLOW, Inc.(e)
08/15/2024	5.625%	72,000	71,635
08/15/2026	5.875%	266,000	266,000
TriMas Corp.(e)
10/15/2025	4.875%	355,000	337,679
United Technologies Corp.
05/04/2027	3.125%	6,210,000	5,828,464
Welbilt, Inc.
02/15/2024	9.500%	68,000	74,690
WESCO Distribution, Inc.
12/15/2021	5.375%	775,000	790,775
Zekelman Industries, Inc.(e)
06/15/2023	9.875%	394,000	430,449
Total			24,859,794
Electric 18.2%
AEP Texas, Inc.
10/01/2047	3.800%	7,750,000	7,208,725
AES Corp.
03/15/2023	4.500%	320,000	318,987
05/15/2026	6.000%	216,000	226,433
09/01/2027	5.125%	161,000	162,623
Calpine Corp.
01/15/2025	5.750%	300,000	275,942
Calpine Corp.(e)
06/01/2026	5.250%	309,000	292,328
CMS Energy Corp.
03/01/2024	3.875%	8,145,000	8,098,362
11/15/2025	3.600%	11,314,000	11,041,525
02/15/2027	2.950%	16,721,000	15,333,625
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	900,000	846,191
DTE Energy Co.
06/01/2024	3.500%	5,917,000	5,790,654
10/01/2026	2.850%	36,271,000	33,057,680
Duke Energy Corp.
10/15/2023	3.950%	8,133,000	8,215,054
04/15/2024	3.750%	8,194,000	8,185,142
08/15/2027	3.150%	18,390,000	17,196,581
Edison International
09/15/2022	2.400%	5,920,000	5,610,236

Columbia Corporate Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera U.S. Finance LP
06/15/2046	4.750%	12,833,000	12,848,643
Eversource Energy
03/15/2022	2.750%	1,235,000	1,202,946
Indiana Michigan Power Co.
07/01/2047	3.750%	5,595,000	5,183,242
Mississippi Power Co.
03/30/2028	3.950%	14,219,000	14,104,693
03/15/2042	4.250%	837,000	773,000
NextEra Energy Operating Partners LP(e)
09/15/2027	4.500%	293,000	275,802
NRG Energy, Inc.
05/01/2024	6.250%	35,000	36,050
01/15/2027	6.625%	471,000	487,054
NRG Energy, Inc.(e)
01/15/2028	5.750%	145,000	143,803
NRG Yield Operating LLC
08/15/2024	5.375%	711,000	708,756
09/15/2026	5.000%	181,000	170,135
Pacific Gas & Electric Co.
02/15/2024	3.750%	3,295,000	3,208,203
03/15/2027	3.300%	9,816,000	8,999,407
02/15/2044	4.750%	2,503,000	2,439,324
12/01/2047	3.950%	2,410,000	2,119,595
Pattern Energy Group, Inc.(e)
02/01/2024	5.875%	544,000	549,476
Progress Energy, Inc.
04/01/2022	3.150%	20,570,000	20,259,228
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	3,270,000	3,209,077
Sierra Pacific Power Co.
05/01/2026	2.600%	4,900,000	4,516,938
Southern California Edison Co.
10/01/2043	4.650%	295,000	308,382
Southern Co. (The)
07/01/2026	3.250%	6,718,000	6,369,564
07/01/2046	4.400%	5,860,000	5,848,221
TerraForm Power Operating LLC(e)
01/31/2028	5.000%	761,000	716,546
Vistra Energy Corp.
11/01/2024	7.625%	250,000	268,609
Vistra Energy Corp.(e)
01/30/2026	8.125%	569,000	625,986
WEC Energy Group, Inc.
06/15/2025	3.550%	12,284,000	12,096,902
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc.
03/15/2022	2.600%	3,561,000	3,463,610
12/01/2026	3.350%	22,498,000	21,513,937
06/15/2028	4.000%	7,090,000	7,133,221
Total			261,440,438
Finance Companies 1.9%
Aircastle Ltd.
03/15/2021	5.125%	733,000	751,699
Avolon Holdings Funding Ltd.(e)
01/15/2023	5.500%	437,000	436,155
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	12,001,000	11,751,235
11/15/2035	4.418%	10,410,000	10,139,954
iStar, Inc.
04/01/2022	6.000%	422,000	423,230
Navient Corp.
03/25/2020	8.000%	34,000	35,880
07/26/2021	6.625%	258,000	266,367
06/15/2022	6.500%	248,000	253,016
01/25/2023	5.500%	481,000	471,160
10/25/2024	5.875%	578,000	560,001
06/15/2026	6.750%	233,000	229,419
Park Aerospace Holdings Ltd.(e)
08/15/2022	5.250%	43,000	43,078
Provident Funding Associates LP/Finance Corp.(e)
06/15/2025	6.375%	563,000	549,544
Quicken Loans, Inc.(e)
05/01/2025	5.750%	526,000	523,921
01/15/2028	5.250%	150,000	139,663
Springleaf Finance Corp.
03/15/2023	5.625%	339,000	339,785
03/15/2025	6.875%	337,000	341,934
03/15/2026	7.125%	195,000	198,140
Total			27,454,181
Food and Beverage 7.5%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	13,226,000	13,811,872
B&G Foods, Inc.
04/01/2025	5.250%	715,000	686,412
Bacardi Ltd.(e)
05/15/2048	5.300%	14,015,000	13,648,185
Chobani LLC/Finance Corp., Inc.(e)
04/15/2025	7.500%	498,000	457,032
Diageo Capital PLC
07/15/2020	4.828%	6,600,000	6,814,097
FAGE International SA/U.S.A. Dairy Industry, Inc.(e)
08/15/2026	5.625%	443,000	402,553

4	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JM Smucker Co. (The)
12/06/2019	2.200%	4,135,000	4,088,250
Kraft Heinz Foods Co.
07/02/2020	2.800%	20,480,000	20,319,211
06/01/2046	4.375%	10,363,000	9,203,059
Molson Coors Brewing Co.
03/15/2019	1.900%	3,940,000	3,920,521
07/15/2046	4.200%	10,894,000	9,949,109
Mondelez International, Inc.(e)
10/28/2019	1.625%	9,480,000	9,318,025
PepsiCo, Inc.
05/02/2019	1.550%	6,170,000	6,125,119
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	52,000	54,641
Post Holdings, Inc.(e)
03/01/2025	5.500%	101,000	99,351
08/15/2026	5.000%	488,000	459,690
03/01/2027	5.750%	587,000	571,597
01/15/2028	5.625%	209,000	199,286
Sysco Corp.
07/15/2021	2.500%	2,055,000	2,008,580
Tyson Foods, Inc.
08/15/2019	2.650%	5,884,000	5,859,281
Total			107,995,871
Gaming 0.6%
Boyd Gaming Corp.
05/15/2023	6.875%	297,000	312,676
04/01/2026	6.375%	103,000	105,119
Boyd Gaming Corp.(e)
08/15/2026	6.000%	291,000	292,786
Eldorado Resorts, Inc.
04/01/2025	6.000%	498,000	503,673
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	292,000	302,757
04/15/2026	5.375%	552,000	560,676
06/01/2028	5.750%	219,000	222,655
International Game Technology PLC(e)
02/15/2022	6.250%	542,000	560,842
02/15/2025	6.500%	552,000	582,415
Jack Ohio Finance LLC/1 Corp.(e)
11/15/2021	6.750%	349,000	360,519
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	104,000	106,528
09/01/2026	4.500%	122,000	114,655
01/15/2028	4.500%	191,000	174,166
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International
10/01/2020	6.750%	616,000	649,359
03/15/2023	6.000%	281,000	291,642
06/15/2025	5.750%	341,000	344,407
Penn National Gaming, Inc.(e)
01/15/2027	5.625%	221,000	208,629
Rivers Pittsburgh Borrower LP/Finance Corp.(e)
08/15/2021	6.125%	117,000	116,231
Scientific Games International, Inc.
12/01/2022	10.000%	523,000	558,473
Scientific Games International, Inc.(e)
10/15/2025	5.000%	522,000	499,971
Seminole Tribe of Florida, Inc.(e)
10/01/2020	7.804%	190,000	190,000
Stars Group Holdings BV/Co-Borrower LLC(e)
07/15/2026	7.000%	214,000	220,465
Tunica-Biloxi Gaming Authority(e)
12/15/2020	3.780%	268,813	67,203
Wynn Las Vegas LLC/Capital Corp.(e)
03/01/2025	5.500%	591,000	583,880
05/15/2027	5.250%	45,000	42,274
Total			7,972,001
Health Care 6.8%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	159,000	160,141
03/01/2024	6.500%	353,000	361,464
Becton Dickinson and Co.
12/15/2019	2.675%	9,195,000	9,135,177
06/06/2027	3.700%	14,840,000	14,236,487
Cardinal Health, Inc.
06/15/2027	3.410%	16,830,000	15,563,324
Change Healthcare Holdings LLC/Finance, Inc.(e)
03/01/2025	5.750%	404,000	390,853
Charles River Laboratories International, Inc.(e)
04/01/2026	5.500%	146,000	147,820
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	446,000	414,718
CHS/Community Health Systems, Inc.(e)
06/30/2024	8.125%	15,000	12,333
CVS Health Corp.
06/01/2021	2.125%	6,910,000	6,674,556
07/20/2022	3.500%	3,955,000	3,931,333
03/25/2048	5.050%	11,525,000	11,935,428
DaVita, Inc.
07/15/2024	5.125%	608,000	590,680
Envision Healthcare Corp.(e)
12/01/2024	6.250%	495,000	529,046

Columbia Corporate Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co.
11/30/2020	2.600%	4,425,000	4,336,009
03/01/2027	3.400%	6,950,000	6,454,104
07/15/2046	4.800%	5,863,000	5,654,078
HCA, Inc.
02/01/2025	5.375%	429,000	434,407
04/15/2025	5.250%	1,055,000	1,079,897
02/15/2026	5.875%	335,000	346,440
02/15/2027	4.500%	327,000	317,808
McKesson Corp.
02/16/2028	3.950%	1,995,000	1,930,984
Medtronic Global Holdings SCA
03/28/2019	1.700%	10,255,000	10,195,111
MPH Acquisition Holdings LLC(e)
06/01/2024	7.125%	465,000	480,767
Polaris Intermediate Corp. PIK(e)
12/01/2022	8.500%	206,000	213,035
Sotera Health Holdings LLC(e)
05/15/2023	6.500%	474,000	483,510
Tenet Healthcare Corp.
06/01/2020	4.750%	638,000	647,648
06/15/2023	6.750%	109,000	110,642
07/15/2024	4.625%	362,000	350,891
05/01/2025	5.125%	297,000	288,126
Tenet Healthcare Corp.(e)
08/01/2025	7.000%	334,000	336,678
Total			97,743,495
Healthcare Insurance 1.2%
Aetna, Inc.
08/15/2047	3.875%	862,000	769,922
Centene Corp.
05/15/2022	4.750%	440,000	446,013
02/15/2024	6.125%	324,000	341,076
01/15/2025	4.750%	91,000	90,984
Centene Corp.(e)
06/01/2026	5.375%	447,000	457,423
UnitedHealth Group, Inc.
10/15/2020	1.950%	7,830,000	7,649,597
04/15/2047	4.250%	965,000	978,053
10/15/2047	3.750%	5,685,000	5,341,285
WellCare Health Plans, Inc.
04/01/2025	5.250%	787,000	791,057
Total			16,865,410
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.1%
Lennar Corp.
12/15/2021	6.250%	271,000	284,077
04/30/2024	4.500%	562,000	547,036
11/15/2024	5.875%	195,000	201,453
06/01/2026	5.250%	10,000	9,765
06/15/2027	5.000%	153,000	145,087
Meritage Homes Corp.
06/01/2025	6.000%	509,000	513,363
06/06/2027	5.125%	43,000	39,535
Taylor Morrison Communities, Inc./Holdings II(e)
04/15/2021	5.250%	355,000	355,302
Total			2,095,618
Independent Energy 1.7%
Anadarko Petroleum Corp.
07/15/2044	4.500%	1,950,000	1,857,404
Apache Corp.
04/15/2043	4.750%	1,440,000	1,381,694
Callon Petroleum Co.
10/01/2024	6.125%	216,000	219,712
Callon Petroleum Co.(e)
07/01/2026	6.375%	571,000	576,118
Canadian Natural Resources Ltd.
06/01/2047	4.950%	3,310,000	3,518,484
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	394,000	401,570
Centennial Resource Production LLC(e)
01/15/2026	5.375%	1,030,000	1,002,262
Chaparral Energy, Inc.(e)
07/15/2023	8.750%	219,000	219,666
CrownRock LP/Finance, Inc.(e)
10/15/2025	5.625%	1,240,000	1,197,092
Diamondback Energy, Inc.
11/01/2024	4.750%	82,000	79,719
05/31/2025	5.375%	444,000	444,761
Diamondback Energy, Inc.(e)
05/31/2025	5.375%	580,000	580,994
Endeavor Energy Resources LP/Finance, Inc.(e)
01/30/2026	5.500%	56,000	54,740
01/30/2028	5.750%	1,046,000	1,024,107
Extraction Oil & Gas, Inc.(e)
05/15/2024	7.375%	192,000	202,150
02/01/2026	5.625%	178,000	172,660
Halcon Resources Corp.
02/15/2025	6.750%	830,000	772,910
Hess Corp.
04/01/2047	5.800%	2,870,000	3,047,260

6	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indigo Natural Resources LLC(e)
02/15/2026	6.875%	207,000	200,414
Jagged Peak Energy LLC(e)
05/01/2026	5.875%	411,000	404,761
Noble Energy, Inc.
11/15/2043	5.250%	3,148,000	3,260,009
Parsley Energy LLC/Finance Corp.(e)
06/01/2024	6.250%	163,000	170,073
01/15/2025	5.375%	195,000	194,195
08/15/2025	5.250%	352,000	348,173
10/15/2027	5.625%	369,000	367,311
PDC Energy, Inc.
09/15/2024	6.125%	371,000	372,885
05/15/2026	5.750%	365,000	361,055
SM Energy Co.
06/01/2025	5.625%	85,000	82,825
09/15/2026	6.750%	954,000	972,901
Whiting Petroleum Corp.
01/15/2026	6.625%	396,000	409,118
WPX Energy, Inc.
01/15/2022	6.000%	140,000	145,618
09/15/2024	5.250%	737,000	734,087
06/01/2026	5.750%	203,000	203,755
Total			24,980,483
Integrated Energy 0.3%
Cenovus Energy, Inc.
09/15/2042	4.450%	2,986,000	2,650,690
09/15/2043	5.200%	1,066,000	1,035,446
Total			3,686,136
Leisure 0.1%
Boyne U.S.A., Inc.(e)
05/01/2025	7.250%	242,000	253,183
Live Nation Entertainment, Inc.(e)
11/01/2024	4.875%	171,000	168,682
03/15/2026	5.625%	138,000	138,105
Silversea Cruise Finance Ltd.(e)
02/01/2025	7.250%	102,000	110,420
Viking Cruises Ltd.(e)
09/15/2027	5.875%	302,000	296,232
Total			966,622
Life Insurance 6.9%
AIG Global Funding(e)
07/02/2020	2.150%	2,460,000	2,406,756
American International Group, Inc.
07/10/2025	3.750%	3,970,000	3,886,344
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brighthouse Financial, Inc.
06/22/2047	4.700%	8,950,000	7,702,791
Five Corners Funding Trust(e)
11/15/2023	4.419%	15,445,000	15,901,338
Guardian Life Insurance Co. of America (The)(e)
Subordinated
06/19/2064	4.875%	7,235,000	7,304,044
Massachusetts Mutual Life Insurance Co.(e)
Subordinated
04/01/2077	4.900%	5,162,000	5,147,195
Metropolitan Life Global Funding I(e)
06/12/2020	2.050%	7,260,000	7,101,144
Northwestern Mutual Life Insurance Co. (The)(e)
Subordinated
09/30/2047	3.850%	5,891,000	5,448,409
Nuveen Finance LLC(e)
11/01/2019	2.950%	19,210,000	19,140,421
Peachtree Corners Funding Trust(e)
02/15/2025	3.976%	16,462,000	16,043,997
Teachers Insurance & Annuity Association of America(e)
Subordinated
09/15/2044	4.900%	3,270,000	3,474,767
05/15/2047	4.270%	3,020,000	2,972,523
Voya Financial, Inc.
06/15/2046	4.800%	2,365,000	2,342,166
Total			98,871,895
Media and Entertainment 0.8%
21st Century Fox America, Inc.
09/15/2044	4.750%	4,328,000	4,620,867
Discovery Communications LLC
09/20/2047	5.200%	1,735,000	1,708,706
Match Group, Inc.
06/01/2024	6.375%	280,000	297,537
Match Group, Inc.(e)
12/15/2027	5.000%	259,000	243,478
Netflix, Inc.
02/15/2025	5.875%	325,000	332,920
Netflix, Inc.(e)
04/15/2028	4.875%	543,000	513,553
11/15/2028	5.875%	1,325,000	1,330,434
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	441,000	444,664
Warner Media LLC
12/15/2043	5.350%	2,270,000	2,258,811
Total			11,750,970

Columbia Corporate Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.5%
Big River Steel LLC/Finance Corp.(e)
09/01/2025	7.250%	550,000	570,296
Constellium NV(e)
05/15/2024	5.750%	531,000	526,651
03/01/2025	6.625%	491,000	501,449
Freeport-McMoRan, Inc.
03/15/2020	3.100%	1,015,000	1,004,969
03/01/2022	3.550%	92,000	89,008
11/14/2024	4.550%	669,000	646,264
03/15/2043	5.450%	790,000	701,340
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(e)
12/15/2023	7.375%	341,000	355,003
HudBay Minerals, Inc.(e)
01/15/2023	7.250%	75,000	77,472
01/15/2025	7.625%	674,000	697,393
Novelis Corp.(e)
08/15/2024	6.250%	128,000	128,430
09/30/2026	5.875%	574,000	550,188
Teck Resources Ltd.(e)
06/01/2024	8.500%	214,000	235,739
Teck Resources Ltd.
07/15/2041	6.250%	793,000	826,757
Total			6,910,959
Midstream 5.1%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	266,000	266,739
DCP Midstream Operating LP
07/15/2025	5.375%	266,000	271,571
04/01/2044	5.600%	197,000	188,662
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	226,000	227,743
Energy Transfer Equity LP
03/15/2023	4.250%	260,000	253,554
06/01/2027	5.500%	1,146,000	1,174,249
Enterprise Products Operating LLC
02/15/2021	2.800%	6,390,000	6,321,537
02/15/2045	5.100%	3,609,000	3,813,973
02/15/2048	4.250%	4,479,000	4,239,270
Holly Energy Partners LP/Finance Corp.(e)
08/01/2024	6.000%	708,000	724,586
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	7,656,000	7,379,121
Kinder Morgan, Inc.
02/15/2046	5.050%	8,295,000	8,180,770
MPLX LP
04/15/2048	4.700%	6,750,000	6,410,542
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NGPL PipeCo LLC(e)
08/15/2022	4.375%	435,000	436,141
08/15/2027	4.875%	127,000	126,977
12/15/2037	7.768%	109,000	133,035
NuStar Logistics LP
04/28/2027	5.625%	247,000	241,961
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	2,095,000	2,006,344
06/15/2044	4.700%	10,770,000	9,805,794
Rockpoint Gas Storage Canada Ltd.(e)
03/31/2023	7.000%	432,000	430,196
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	3,460,000	3,333,866
Sunoco LP/Finance Corp.(e)
01/15/2023	4.875%	116,000	114,006
02/15/2026	5.500%	608,000	579,880
Tallgrass Energy Partners LP/Finance Corp.(e)
09/15/2024	5.500%	100,000	102,822
01/15/2028	5.500%	631,000	633,918
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	262,000	252,302
02/01/2027	5.375%	868,000	857,441
Targa Resources Partners LP/Finance Corp.(e)
04/15/2026	5.875%	261,000	266,574
01/15/2028	5.000%	894,000	844,891
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	870,000	861,587
Williams Partners LP
09/15/2045	5.100%	12,559,000	12,777,539
Total			73,257,591
Natural Gas 1.7%
NiSource Finance Corp.
03/30/2048	3.950%	4,840,000	4,451,595
NiSource, Inc.
05/15/2047	4.375%	7,120,000	7,128,352
Sempra Energy
06/15/2024	3.550%	4,015,000	3,945,010
06/15/2027	3.250%	7,000,000	6,552,021
02/01/2028	3.400%	1,795,000	1,695,826
Total			23,772,804
Oil Field Services 0.2%
Calfrac Holdings LP(e)
06/15/2026	8.500%	212,000	204,503
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	193,000	200,177
Nabors Industries, Inc.
01/15/2023	5.500%	73,000	70,850

8	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.(e)
02/01/2025	5.750%	842,000	796,140
Rowan Companies, Inc.
01/15/2024	4.750%	177,000	153,105
SESI LLC
09/15/2024	7.750%	427,000	440,701
Transocean Guardian Ltd.(e)
01/15/2024	5.875%	200,000	201,924
Transocean Pontus Ltd.(e)
08/01/2025	6.125%	102,000	103,804
Transocean, Inc.(e)
01/15/2026	7.500%	115,000	117,759
U.S.A. Compression Partners LP/Finance Corp.(e)
04/01/2026	6.875%	362,000	372,268
Weatherford International LLC(e)
03/01/2025	9.875%	83,000	84,179
Weatherford International Ltd.
06/15/2023	8.250%	243,000	241,426
02/15/2024	9.875%	190,000	192,856
Total			3,179,692
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	142,000	144,879
Other Industry 0.0%
KAR Auction Services, Inc.(e)
06/01/2025	5.125%	442,000	429,190
WeWork Companies, Inc.(e)
05/01/2025	7.875%	123,000	119,929
Total			549,119
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	159,000	159,598
03/15/2027	5.375%	571,000	567,170
Total			726,768
Packaging 0.4%
ARD Finance SA PIK
09/15/2023	7.125%	200,000	202,389
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(e)
05/15/2023	4.625%	213,000	210,449
05/15/2024	7.250%	510,000	531,134
02/15/2025	6.000%	718,000	700,880
Berry Global, Inc.
10/15/2022	6.000%	660,000	676,999
07/15/2023	5.125%	480,000	477,155
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flex Acquisition Co., Inc.(e)
07/15/2026	7.875%	275,000	276,669
Multi-Color Corp.(e)
11/01/2025	4.875%	582,000	540,623
Novolex (e)
01/15/2025	6.875%	97,000	94,291
Owens-Brockway Glass Container, Inc.(e)
01/15/2025	5.375%	99,000	97,886
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,288,913	1,292,823
Reynolds Group Issuer, Inc./LLC(e)
07/15/2024	7.000%	374,000	380,024
Total			5,481,322
Pharmaceuticals 4.1%
AbbVie, Inc.
05/14/2020	2.500%	3,569,000	3,528,381
05/14/2046	4.450%	2,690,000	2,563,696
Actavis Funding SCS
03/12/2020	3.000%	5,027,000	5,006,304
Allergan Funding SCS
03/15/2025	3.800%	10,825,000	10,623,623
Amgen, Inc.
05/10/2019	1.900%	8,630,000	8,575,269
06/15/2051	4.663%	7,980,000	8,101,503
Bausch Health Companies, Inc.(e)
12/01/2021	5.625%	221,000	219,070
05/15/2023	5.875%	633,000	607,832
03/15/2024	7.000%	179,000	190,097
04/15/2025	6.125%	844,000	789,437
11/01/2025	5.500%	207,000	207,616
Catalent Pharma Solutions, Inc.(e)
01/15/2026	4.875%	519,000	508,501
Celgene Corp.
02/20/2048	4.550%	3,335,000	3,156,064
Gilead Sciences, Inc.
03/01/2047	4.150%	3,785,000	3,675,693
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/2023	6.375%	791,000	798,023
Johnson & Johnson
11/10/2020	1.950%	1,840,000	1,807,055
Mylan NV
06/15/2046	5.250%	585,000	580,841
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	8,295,000	8,183,159
Valeant Pharmaceuticals International, Inc.(e)
04/01/2026	9.250%	405,000	430,768
Total			59,552,932

Columbia Corporate Income Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 1.9%
Alleghany Corp.
06/27/2022	4.950%	3,341,000	3,494,125
CNA Financial Corp.
05/15/2024	3.950%	13,546,000	13,488,768
HUB International Ltd.(e)
05/01/2026	7.000%	404,000	405,442
Liberty Mutual Insurance Co.(e)
Subordinated
10/15/2026	7.875%	8,170,000	10,042,360
Total			27,430,695
Railroads 0.7%
Canadian National Railway Co.
02/03/2020	2.400%	2,985,000	2,958,296
CSX Corp.
03/01/2048	4.300%	3,845,000	3,801,744
Norfolk Southern Corp.
08/15/2052	4.050%	1,190,000	1,127,956
Union Pacific Corp.
09/10/2058	4.800%	1,510,000	1,600,011
Total			9,488,007
Restaurants 1.0%
1011778 BC ULC/New Red Finance, Inc.(e)
05/15/2024	4.250%	760,000	723,378
IRB Holding Corp.(e)
02/15/2026	6.750%	363,000	345,916
McDonald’s Corp.
05/26/2020	2.200%	2,785,000	2,744,367
12/09/2045	4.875%	5,309,000	5,646,318
Yum! Brands, Inc.
11/01/2043	5.350%	4,990,000	4,344,035
Total			13,804,014
Retail REIT 0.1%
Simon Property Group LP
12/01/2027	3.375%	2,060,000	1,971,303
Retailers 0.8%
Home Depot, Inc. (The)
09/10/2018	2.250%	1,166,000	1,166,056
L Brands, Inc.
11/01/2035	6.875%	310,000	267,074
Party City Holdings, Inc.(e),(h)
08/01/2026	6.625%	127,000	127,329
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
08/15/2020	3.750%	360,000	355,594
12/01/2024	5.375%	96,000	94,001
05/15/2026	5.500%	93,000	90,535
Target Corp.
04/15/2046	3.625%	2,055,000	1,874,912
11/15/2047	3.900%	900,000	858,613
Walmart, Inc.
10/09/2019	1.750%	4,610,000	4,559,792
06/29/2048	4.050%	2,490,000	2,528,660
Total			11,922,566
Supermarkets 0.6%
Kroger Co. (The)
02/01/2047	4.450%	5,112,000	4,770,028
01/15/2048	4.650%	3,998,000	3,852,025
Total			8,622,053
Technology 4.8%
Apple, Inc.
11/13/2019	1.800%	12,005,000	11,874,506
02/09/2045	3.450%	6,786,000	6,142,918
Ascend Learning LLC(e)
08/01/2025	6.875%	272,000	275,394
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	11,742,000	11,011,971
01/15/2028	3.500%	3,190,000	2,885,039
Camelot Finance SA(e)
10/15/2024	7.875%	831,000	825,049
CDK Global, Inc.
06/15/2026	5.875%	55,000	56,456
06/01/2027	4.875%	308,000	301,914
Cisco Systems, Inc.
09/20/2019	1.400%	7,310,000	7,208,800
Equinix, Inc.
01/01/2022	5.375%	470,000	485,862
01/15/2026	5.875%	446,000	460,963
05/15/2027	5.375%	370,000	372,994
First Data Corp.(e)
08/15/2023	5.375%	574,000	582,914
12/01/2023	7.000%	770,000	805,550
01/15/2024	5.750%	895,000	915,384
Gartner, Inc.(e)
04/01/2025	5.125%	705,000	710,326
Informatica LLC(e)
07/15/2023	7.125%	264,000	267,887
Intel Corp.
05/11/2020	1.850%	7,178,000	7,057,869

10	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(e)
09/15/2027	4.875%	624,000	571,731
03/15/2028	5.250%	267,000	246,933
MSCI, Inc.(e)
11/15/2024	5.250%	447,000	455,940
Oracle Corp.
09/15/2021	1.900%	6,800,000	6,566,848
07/15/2046	4.000%	2,575,000	2,498,955
11/15/2047	4.000%	2,689,000	2,617,588
PTC, Inc.
05/15/2024	6.000%	281,000	293,373
QUALCOMM, Inc.
05/20/2047	4.300%	1,615,000	1,520,939
Qualitytech LP/QTS Finance Corp.(e)
11/15/2025	4.750%	613,000	582,380
Sensata Technologies UK Financing Co. PLC(e)
02/15/2026	6.250%	200,000	210,235
Symantec Corp.(e)
04/15/2025	5.000%	545,000	537,777
Tempo Acquisition LLC/Finance Corp.(e)
06/01/2025	6.750%	340,000	329,132
VeriSign, Inc.
05/01/2023	4.625%	382,000	383,079
Total			69,056,706
Tobacco 0.1%
BAT Capital Corp.(e)
08/15/2047	4.540%	1,430,000	1,364,788
Transportation Services 1.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	335,000	330,425
Avis Budget Car Rental LLC/Finance, Inc.(e)
03/15/2025	5.250%	421,000	389,429
ERAC U.S.A. Finance LLC(e)
02/15/2045	4.500%	2,860,000	2,708,208
FedEx Corp.
04/01/2046	4.550%	8,235,000	8,181,052
Hertz Corp. (The)(e)
06/01/2022	7.625%	429,000	418,743
United Parcel Service, Inc.
04/01/2021	2.050%	8,335,000	8,121,049
11/15/2047	3.750%	4,920,000	4,607,314
Total			24,756,220
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 1.1%
Altice France SA(e)
05/01/2026	7.375%	1,192,000	1,178,652
02/01/2027	8.125%	303,000	309,152
America Movil SAB de CV
03/30/2020	5.000%	4,750,000	4,863,045
American Tower Corp.
07/15/2027	3.550%	3,105,000	2,902,961
SBA Communications Corp.
09/01/2024	4.875%	891,000	862,030
Sprint Communications, Inc.(e)
11/15/2018	9.000%	311,000	316,228
Sprint Communications, Inc.
11/15/2022	6.000%	448,000	453,749
Sprint Corp.
09/15/2021	7.250%	624,000	655,807
06/15/2024	7.125%	316,000	325,424
02/15/2025	7.625%	322,000	337,250
03/01/2026	7.625%	742,000	769,553
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	1,101,000	1,157,391
02/01/2026	4.500%	748,000	701,845
02/01/2028	4.750%	324,000	300,340
Wind Tre SpA(e)
01/20/2026	5.000%	800,000	720,867
Total			15,854,294
Wirelines 2.2%
AT&T, Inc.
06/15/2045	4.350%	10,257,000	8,886,162
03/01/2047	5.450%	4,475,000	4,522,677
CenturyLink, Inc.
03/15/2022	5.800%	370,000	370,430
12/01/2023	6.750%	687,000	703,699
04/01/2025	5.625%	155,000	147,966
Frontier Communications Corp.
09/15/2022	10.500%	135,000	122,656
01/15/2023	7.125%	108,000	78,295
01/15/2025	6.875%	212,000	135,191
09/15/2025	11.000%	245,000	199,028
Frontier Communications Corp.(e)
04/01/2026	8.500%	238,000	228,548
Level 3 Financing, Inc.
08/15/2022	5.375%	422,000	424,035
Telecom Italia Capital SA
09/30/2034	6.000%	520,000	514,134
Telefonica Emisiones SAU
03/08/2027	4.103%	4,370,000	4,272,689

Columbia Corporate Income Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/15/2055	4.672%	10,342,600	9,718,000
Zayo Group LLC/Capital, Inc.(e)
01/15/2027	5.750%	781,000	773,338
Total			31,096,848
Total Corporate Bonds & Notes (Cost $1,380,328,570)			1,352,655,712

Foreign Government Obligations(i) 0.1%

Mexico 0.1%
Petroleos Mexicanos
06/27/2044	5.500%	334,000	276,054
09/21/2047	6.750%	666,000	616,480
Total			892,534
Total Foreign Government Obligations (Cost $968,273)			892,534

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(j),(k)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.092%	115,000	115,102
Property & Casualty 0.0%
Hub International Limited(j),(k)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.335%	124,000	123,876
Technology 0.0%
Ascend Learning LLC(j),(k)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.077%	44,662	44,607
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hyland Software, Inc.(j),(k)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.327%	64,711	64,873
Misys Ltd./Almonde/Tahoe(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.807%	145,690	143,618
Total			253,098
Total Senior Loans (Cost $492,085)			492,076

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2047	2.750%	6,661,000	6,234,815
Total U.S. Treasury Obligations (Cost $6,585,015)			6,234,815

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(l),(m)	63,708,967	63,702,596
Total Money Market Funds (Cost $63,702,596)		63,702,596
Total Investments in Securities (Cost: $1,453,154,211)		1,424,006,821
Other Assets & Liabilities, Net		14,314,204
Net Assets		1,438,321,025

At July 31, 2018, securities and/or cash totaling $1,821,488 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,630	09/2018	USD	185,014,584	—	(138,807)

12	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(159)	09/2018	USD	(19,105,580)	51,339	—
U.S. Treasury Ultra 10-Year Note	(635)	09/2018	USD	(81,879,167)	—	(129,012)
U.S. Ultra Bond	(470)	09/2018	USD	(74,438,746)	—	(511,346)
Total					51,339	(640,358)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2018, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $216,512,266, which represents 15.05% of net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2018.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2018, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by the government.
(j)	The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(k)	Variable rate security. The interest rate shown was the current rate as of July 31, 2018.
(l)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	70,389,494	112,304,154	(118,984,681)	63,708,967	(2,534)	2,413	354,754	63,702,596
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Corporate Income Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Financials	29,088	—	—	—	29,088
Corporate Bonds & Notes	—	1,352,646,187	9,525	—	1,352,655,712
Foreign Government Obligations	—	892,534	—	—	892,534
Senior Loans	—	492,076	—	—	492,076
U.S. Treasury Obligations	6,234,815	—	—	—	6,234,815
Money Market Funds	—	—	—	63,702,596	63,702,596
Total Investments in Securities	6,263,903	1,354,030,797	9,525	63,702,596	1,424,006,821
14	Columbia Corporate Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	51,339	—	—	—	51,339
Liability
Futures Contracts	(779,165)	—	—	—	(779,165)
Total	5,536,077	1,354,030,797	9,525	63,702,596	1,423,278,995
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
Columbia Corporate Income Fund | Quarterly Report 2018	15

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 74.0%
Issuer	Shares	Value ($)
Consumer Discretionary 10.8%
Auto Components 0.4%
BorgWarner, Inc.	5,877	270,460
Lear Corp.	2,538	457,170
Linamar Corp	6,720	307,110
Total		1,034,740
Automobiles 0.2%
Fiat Chrysler Automobiles NV(a)	4,985	85,095
Fiat Chrysler Automobiles NV(a)	10,337	175,522
Peugeot SA	14,573	419,378
Total		679,995
Diversified Consumer Services 0.1%
ServiceMaster Global Holdings, Inc.(a)	4,859	276,914
Hotels, Restaurants & Leisure 1.9%
Autogrill SpA	21,579	235,932
Darden Restaurants, Inc.(b)	18,247	1,951,334
Flight Centre Travel Group Ltd.	1,600	80,913
Genting Singapore Ltd.	1,037,700	975,690
GVC Holdings PLC	5,906	90,698
Six Flags Entertainment Corp.	9,885	642,031
Unibet Group PLC	20,646	266,617
Wyndham Destinations, Inc.	9,110	420,153
Wyndham Hotels & Resorts, Inc.	7,995	463,710
Yum! Brands, Inc.(b)	4,891	387,808
Total		5,514,886
Household Durables 0.3%
Electrolux AB, Class B	829	19,459
NVR, Inc.(a),(b)	15	41,392
Sony Corp.	11,600	623,463
Total		684,314
Internet & Direct Marketing Retail 1.7%
Booking Holdings, Inc.(a),(b)	179	363,141
Qurate Retail, Inc.(a)	27,423	583,836
Rakuten, Inc.	265,100	1,868,836
Start Today Co., Ltd.	49,000	1,970,853
Total		4,786,666
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products —%
BRP, Inc.	2,349	109,572
Media 1.3%
21st Century Fox, Inc., Class A	9,253	416,385
21st Century Fox, Inc., Class B(b)	7,496	332,972
Comcast Corp., Class A(b)	36,278	1,298,027
CyberAgent, Inc.	7,100	373,048
Interpublic Group of Companies, Inc. (The)	13,184	297,299
Liberty Global PLC, Class C(a),(b)	24,712	670,684
Liberty Latin America Ltd., Class C(a)	9,072	175,634
Omnicom Group, Inc.	3,736	257,149
Total		3,821,198
Multiline Retail 1.0%
Canadian Tire Corp., Ltd., Class A	1,033	140,690
Dollar General Corp.(b)	480	47,112
Dollarama, Inc.	13,320	481,255
Kohl’s Corp.(b)	14,700	1,085,889
Next PLC	8,116	632,341
Nordstrom, Inc.(b)	7,120	373,159
Total		2,760,446
Specialty Retail 1.2%
Best Buy Co., Inc.(b)	16,284	1,221,789
Gap, Inc. (The)(b)	42,929	1,295,168
Lowe’s Companies, Inc.	5,730	569,218
Ross Stores, Inc.(b)	4,408	385,391
Shimamura Co., Ltd.	400	37,431
Total		3,508,997
Textiles, Apparel & Luxury Goods 2.7%
Adidas AG	237	52,420
Gildan Activewear, Inc.	2,300	59,248
Hugo Boss AG	142	12,799
Li & Fung Ltd.	146,000	49,510
lululemon athletica, Inc.(a),(b)	14,261	1,710,607
Michael Kors Holdings Ltd.(a),(b)	19,891	1,327,326
Moncler SpA	4,276	188,605
Pandora A/S	9,082	645,604
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Puma SE	33	16,555
Ralph Lauren Corp.(b)	9,470	1,278,261
Swatch Group AG (The)	157	70,544
Swatch Group AG (The), Registered Shares	4,196	346,012
Tapestry, Inc.(b)	39,714	1,871,324
Yue Yuen Industrial Holdings Ltd.	14,500	39,015
Total		7,667,830
Total Consumer Discretionary		30,845,558
Consumer Staples 4.7%
Beverages 1.3%
AmBev SA, ADR	130,735	671,978
Anheuser-Busch InBev SA/NV	4,609	468,827
Asahi Group Holdings Ltd.	10,000	486,048
Carlsberg A/S, Class B	262	31,584
Coca-Cola Amatil Ltd.	14,802	105,436
Coca-Cola European Partners PLC(b)	27,158	1,119,996
Heineken Holding NV	6,789	656,135
PepsiCo, Inc.	1,477	169,855
Total		3,709,859
Food & Staples Retailing 0.7%
Axfood AB	1,144	23,178
Empire Co., Ltd., Class A	58,200	1,199,926
Koninklijke Ahold Delhaize NV	19,373	492,834
Tesco PLC	107,191	366,225
Total		2,082,163
Food Products 1.4%
a2 Milk Co., Ltd.(a)	33,155	236,800
Bunge Ltd.(b)	10,629	734,783
Chocoladefabriken Lindt & Spruengli AG	180	1,241,630
Leroy Seafood Group ASA	50,179	394,707
Nestlé SA, Registered Shares	132	10,758
Nomad Foods Ltd.(a)	42,840	813,960
Orkla	3,197	27,044
SalMar ASA	8,284	422,698
Suedzucker AG	7,712	112,455
Total		3,994,835
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.7%
Beiersdorf AG	307	35,755
Estee Lauder Companies, Inc. (The), Class A(b)	14,088	1,901,035
Unilever NV-CVA	186	10,710
Total		1,947,500
Tobacco 0.6%
Altria Group, Inc.	10,686	627,055
Imperial Brands PLC	13,047	500,388
Philip Morris International, Inc.	4,791	413,463
Swedish Match AB	734	40,135
Total		1,581,041
Total Consumer Staples		13,315,398
Energy 6.5%
Energy Equipment & Services 0.5%
Apergy Corp.(a)	7,350	301,350
Cactus, Inc., Class A(a)	14,251	466,293
Saipem SpA(a)	6,746	35,269
Subsea 7 SA	765	11,091
Superior Energy Services, Inc.(a)	43,198	425,068
TechnipFMC PLC	9,300	302,715
Total		1,541,786
Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp.	9,647	705,678
Andeavor	6,690	1,003,901
Caltex Australia Ltd.	38,370	928,242
Canadian Natural Resources Ltd.	2,446	89,879
Cenovus Energy, Inc.	5,220	52,367
Chevron Corp.	4,878	615,945
Cimarex Energy Co.	4,589	452,475
ConocoPhillips	8,427	608,177
Diamondback Energy, Inc.	1,635	215,738
Energen Corp.(a)	4,265	316,378
Enerplus Corp.	46,768	610,103
ENI SpA	44,785	862,209
EQT Corp.	12,653	628,601
Galp Energia SGPS SA	2,251	46,300
HollyFrontier Corp.(b)	16,138	1,203,572
Hurricane Energy PLC(a)	424,401	279,081

2	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Husky Energy, Inc.	1,815	30,863
Imperial Oil Ltd.	619	21,199
Jagged Peak Energy, Inc.(a)	23,070	329,901
JXTG Holdings, Inc.	204,200	1,497,072
Marathon Oil Corp.	22,038	465,443
Marathon Petroleum Corp.	1,898	153,415
Neste OYJ	11,381	939,837
Noble Energy, Inc.	7,999	288,684
Parsley Energy, Inc., Class A(a)	9,092	285,762
Peabody Energy Corp.	6,113	259,741
Phillips 66(b)	7,359	907,659
Pioneer Natural Resources Co.	4,793	907,171
Royal Dutch Shell PLC, Class B	1,231	43,165
Showa Shell Sekiyu KK	36,100	592,489
Snam SpA	9,322	40,060
Statoil ASA	4,907	130,305
Suncor Energy, Inc.	1,552	65,356
Targa Resources Corp.	3,242	165,569
Valero Energy Corp.(b)	10,148	1,201,016
Vermilion Energy, Inc.	678	23,339
Total		16,966,692
Total Energy		18,508,478
Financials 10.7%
Banks 4.1%
Bank of America Corp.(b)	45,601	1,408,159
BB&T Corp.	5,202	264,314
Citigroup, Inc.(b)	19,482	1,400,561
Citizens Financial Group, Inc.	13,613	541,525
DNB ASA	20,535	414,267
East West Bancorp, Inc.	5,636	364,875
Fifth Third Bancorp	10,843	320,844
Huntington Bancshares, Inc.	42,417	654,919
ING Groep NV ADR	15,647	238,930
Intesa Sanpaolo SpA	523,091	1,669,265
JPMorgan Chase & Co.(b)	12,721	1,462,279
KeyCorp	30,590	638,413
Lloyds Banking Group PLC	398,456	326,243
Regions Financial Corp.	29,086	541,290
Sumitomo Mitsui Financial Group, Inc.	5,200	206,376
Common Stocks (continued)
Issuer	Shares	Value ($)
SunTrust Banks, Inc.	4,284	308,748
United Overseas Bank Ltd.	12,100	240,614
Wells Fargo & Co.(b)	14,409	825,492
Total		11,827,114
Capital Markets 1.3%
Charles Schwab Corp. (The)	5,210	266,022
CI Financial Corp.	39,100	683,202
Goldman Sachs Group, Inc. (The)	1,581	375,377
Moody’s Corp.	1,906	326,155
Morgan Stanley	6,144	310,641
Raymond James Financial, Inc.	6,186	566,576
S&P Global, Inc.	2,300	461,012
State Street Corp.	2,835	250,359
TD Ameritrade Holding Corp.	8,130	464,629
Total		3,703,973
Consumer Finance 0.9%
American Express Co.	2,584	257,160
Capital One Financial Corp.	2,622	247,307
Discover Financial Services	11,955	853,706
Navient Corp.	18,356	242,483
SLM Corp.(a)	45,437	512,984
Synchrony Financial	16,785	485,758
Total		2,599,398
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B(a)	3,319	656,730
First Pacific Co., Ltd.	86,000	39,961
Jefferies Financial Group, Inc.(b)	6,823	165,458
Voya Financial, Inc.(b)	9,831	496,662
Total		1,358,811
Insurance 3.1%
Alleghany Corp.	732	460,626
Allianz SE, Registered Shares	666	147,300
Allstate Corp. (The)	7,031	668,789
American International Group, Inc.	9,035	498,822
Aon PLC	3,067	440,268
ASR Nederland NV	17,046	763,424
Aviva PLC	73,872	484,803
Chubb Ltd.	4,484	626,504

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Everest Re Group Ltd.	1,296	282,982
Fairfax Financial Holdings Ltd.	1,300	734,520
Hannover Rueckversicherung AG	82	10,931
Marsh & McLennan Companies, Inc.	5,501	458,563
Power Corp. of Canada	93,100	2,117,714
Sompo Holdings, Inc.	9,700	394,248
Swiss Re AG	3,897	357,289
Talanx AG	2,515	96,168
Travelers Companies, Inc. (The)	2,633	342,659
Unum Group(b)	1,103	43,822
Total		8,929,432
Mortgage Real Estate Investment Trusts (REITS) 0.8%
AGNC Investment Corp.(b)	109,665	2,135,177
Total Financials		30,553,905
Health Care 6.0%
Biotechnology 0.6%
AbbVie, Inc.(b)	6,187	570,627
Amgen, Inc.(b)	258	50,710
Biogen, Inc.(a)	1,124	375,832
Galapagos NV(a)	107	11,789
Gilead Sciences, Inc.	3,623	281,978
Swedish Orphan Biovitrum AB(a)	1,234	33,373
United Therapeutics Corp.(a),(b)	3,097	380,652
Total		1,704,961
Health Care Equipment & Supplies 1.2%
Abbott Laboratories	3,478	227,948
ABIOMED, Inc.(a),(b)	1,521	539,240
Coloplast A/S, Class B	338	36,863
DiaSorin SpA	2,732	293,270
GN Store Nord	14,113	673,255
Koninklijke Philips NV	2,147	94,248
Sonova Holding AG	329	60,740
Varian Medical Systems, Inc.(a),(b)	12,535	1,447,166
William Demant Holding AS(a)	242	11,567
Total		3,384,297
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.9%
Anthem, Inc.	2,657	672,221
Cardinal Health, Inc.	5,037	251,598
Centene Corp.(a),(b)	6,150	801,530
CIGNA Corp.	3,945	707,812
CVS Health Corp.	9,071	588,345
Fresenius Medical Care AG & Co. KGaA	514	50,211
Fresenius SE & Co. KGaA	3,593	277,381
Laboratory Corp. of America Holdings(a)	2,916	511,291
McKesson Corp.	3,660	459,696
Suzuken Co., Ltd.	1,000	43,791
UnitedHealth Group, Inc.	2,126	538,346
Universal Health Services, Inc., Class B	3,231	394,505
Total		5,296,727
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.(b)	707	46,690
ICON PLC(a)	1,989	276,789
IQVIA Holdings, Inc.(a)	2,304	280,950
Waters Corp.(a)	1,999	394,343
Total		998,772
Pharmaceuticals 2.0%
Bausch Health Companies, Inc.(a)	585	12,713
Bayer AG, Registered Shares	759	84,547
H Lundbeck A/S	2,873	207,972
Jazz Pharmaceuticals PLC(a)	2,253	389,949
Johnson & Johnson(b)	13,018	1,725,145
Merck & Co., Inc.(b)	9,611	633,077
Merck KGaA	157	16,134
Novartis AG, ADR	8,313	697,461
Novo Nordisk A/S, Class B	13,179	657,962
Pfizer, Inc.	17,377	693,864
Roche Holding AG, Genusschein Shares	1,996	489,954
Total		5,608,778
Total Health Care		16,993,535

4	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 13.4%
Aerospace & Defense 3.4%
Boeing Co. (The)	1,619	576,850
Curtiss-Wright Corp.	4,591	610,741
General Dynamics Corp.(b)	1,465	292,648
Harris Corp.(b)	3,390	559,181
Huntington Ingalls Industries, Inc.(b)	6,449	1,502,940
Lockheed Martin Corp.(b)	2,843	927,102
Northrop Grumman Corp.(b)	1,509	453,439
Raytheon Co.(b)	12,414	2,458,344
Spirit AeroSystems Holdings, Inc., Class A(b)	14,429	1,345,504
Textron, Inc.(b)	6,599	450,514
United Technologies Corp.	3,212	435,997
Total		9,613,260
Air Freight & Logistics 0.9%
bpost SA	11,121	175,169
CH Robinson Worldwide, Inc.(b)	3,358	309,708
Expeditors International of Washington, Inc.(b)	27,866	2,122,553
Total		2,607,430
Airlines 1.6%
Air Canada(a)	91,726	1,659,156
Copa Holdings SA, Class A	2,221	216,192
Delta Air Lines, Inc.	6,626	360,587
Deutsche Lufthansa AG, Registered Shares	67,788	1,902,429
Southwest Airlines Co.	4,528	263,349
United Continental Holdings, Inc.(a)	1,855	149,142
Total		4,550,855
Building Products 0.4%
Masco Corp.	17,230	694,886
Owens Corning	8,039	500,186
Total		1,195,072
Commercial Services & Supplies 0.1%
KAR Auction Services, Inc.	6,964	414,010
Construction & Engineering 0.1%
Tutor Perini Corp.(a)	11,901	220,169
Electrical Equipment 1.3%
ABB Ltd., ADR	22,393	515,487
AMETEK, Inc.	10,229	795,816
Common Stocks (continued)
Issuer	Shares	Value ($)
Eaton Corp. PLC	8,427	700,874
EnerSys	5,772	473,708
GrafTech International Ltd.	36,302	769,602
Signify NV	16,398	454,831
Total		3,710,318
Industrial Conglomerates 0.4%
Honeywell International, Inc.	4,728	754,825
Rheinmetall AG	4,074	492,114
Total		1,246,939
Machinery 1.0%
Caterpillar, Inc.	2,107	302,987
Cummins, Inc.	3,108	443,853
Dover Corp.	4,035	334,824
Georg Fischer AG, Registered Shares	47	60,664
ITT, Inc.	5,375	304,601
PACCAR, Inc.	4,764	313,090
Parker-Hannifin Corp.	3,786	640,023
Sandvik AB	1,052	19,244
Weichai Power Co., Ltd., Class H	321,000	392,723
Total		2,812,009
Professional Services 2.5%
Adecco Group AG, Registered Shares	22,219	1,368,393
Dun & Bradstreet Corp. (The)	4,843	609,685
Hays PLC	169,133	441,105
ManpowerGroup, Inc.(b)	13,667	1,274,585
Persol Holdings Co., Ltd.	31,100	677,924
Randstad Holding NV	2,952	187,301
Robert Half International, Inc.(b)	27,863	2,110,901
SGS SA, Registered Shares	6	15,670
Teleperformance SA	2,066	378,810
Wolters Kluwer NV	430	25,925
Total		7,090,299

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.4%
Aurizon Holdings Ltd.	38,946	131,914
DSV A/S	24,964	2,093,473
Nippon Express Co., Ltd.	1,600	104,735
Old Dominion Freight Line, Inc.(b)	8,835	1,296,978
Union Pacific Corp.	2,172	325,561
Total		3,952,661
Trading Companies & Distributors 0.3%
Air Lease Corp.	4,036	177,422
HD Supply Holdings, Inc.(a)	9,313	409,586
WESCO International, Inc.(a)	4,748	289,628
Total		876,636
Total Industrials		38,289,658
Information Technology 15.7%
Communications Equipment 0.9%
Cisco Systems, Inc.	25,516	1,079,071
F5 Networks, Inc.(a),(b)	8,981	1,539,164
Nokia OYJ	2,652	14,408
Total		2,632,643
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.(a)	11,484	870,947
Avnet, Inc.	10,714	469,809
Belden, Inc.	8,157	528,166
CDW Corp.	4,451	374,285
Flex Ltd.(a),(b)	50,447	704,240
Jabil, Inc.	5,829	164,203
TE Connectivity Ltd.(b)	6,413	600,064
Total		3,711,714
Internet Software & Services 3.0%
Akamai Technologies, Inc.(a),(b)	1,545	116,277
Alibaba Group Holding Ltd., ADR(a),(b)	2,098	392,808
Alphabet, Inc., Class A(a),(b)	1,774	2,177,088
Alphabet, Inc., Class C(a)	200	243,452
Baidu, Inc., ADR(a)	4,403	1,088,333
eBay, Inc.(a),(b)	33,673	1,126,362
Mixi, Inc.	29,600	779,499
NetEase, Inc., ADR	947	244,326
Twitter, Inc.(a),(b)	19,765	629,911
Common Stocks (continued)
Issuer	Shares	Value ($)
VeriSign, Inc.(a),(b)	8,856	1,286,157
YY, Inc., ADR(a)	5,748	535,886
Total		8,620,099
IT Services 4.4%
Accenture PLC, Class A(b)	9,822	1,564,939
Alliance Data Systems Corp.	1,011	227,354
Amdocs Ltd.	11,399	770,344
AtoS	2,685	360,595
Broadridge Financial Solutions, Inc.(b)	20,479	2,313,718
Capgemini SE	6,561	842,397
CGI Group, Inc., Class A(a)	15,500	1,000,646
Cognizant Technology Solutions Corp., Class A(b)	20,087	1,637,091
DXC Technology Co.(b)	27,291	2,312,639
Equiniti Group PLC(c)	29,647	83,274
Leidos Holdings, Inc.	13,434	919,154
Otsuka Corp.	3,400	132,610
Perspecta, Inc.(b)	6,220	134,974
Western Union Co. (The)	17,989	362,658
Total		12,662,393
Semiconductors & Semiconductor Equipment 1.6%
ASM International NV	3,525	203,790
KLA-Tencor Corp.	7,125	836,617
Lam Research Corp.(b)	231	44,038
Marvell Technology Group Ltd.	42,002	895,063
ON Semiconductor Corp.(a)	23,802	524,834
Qorvo, Inc.(a)	2,206	180,363
STMicroelectronics NV	10,987	239,287
Tokyo Electron Ltd.	6,300	1,104,390
Versum Materials, Inc.	11,591	446,833
Total		4,475,215
Software 3.4%
CDK Global, Inc.	8,310	518,960
Citrix Systems, Inc.(a),(b)	9,737	1,070,778
Constellation Software, Inc.	2,300	1,667,348
Fortinet, Inc.(a),(b)	26,730	1,681,584
Micro Focus International PLC, ADR(b)	8,322	134,816
Microsoft Corp.(b)	17,988	1,908,167
Oracle Corp.(b)	22,157	1,056,446

6	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oracle Corp. Japan	500	41,967
SAP SE	638	74,493
Software AG	7,691	363,156
Temenos Group AG	6,729	1,083,952
Total		9,601,667
Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise Co.	42,703	659,334
HP, Inc.	27,605	637,123
NetApp, Inc.(b)	17,665	1,369,391
Xerox Corp.	21,980	570,821
Total		3,236,669
Total Information Technology		44,940,400
Materials 3.8%
Chemicals 2.0%
Celanese Corp., Class A	5,601	661,534
Covestro AG	18,533	1,779,235
DowDuPont, Inc.	4,055	278,862
FMC Corp.	3,828	344,061
Koninklijke DSM NV	100	10,658
LyondellBasell Industries NV, Class A(b)	419	46,421
Methanex Corp.	7,726	533,696
Mexichem SAB de CV	5,500	19,246
Mosaic Co. (The)	22,848	687,953
Nutrien Ltd.	11,843	642,009
Trinseo SA	9,645	720,482
Total		5,724,157
Construction Materials 0.3%
Cemex SAB de CV, ADR(a)	66,860	498,107
CRH PLC	10,194	349,623
Total		847,730
Containers & Packaging 0.5%
Graphic Packaging Holding Co.	58,663	852,373
WestRock Co.	9,312	539,910
Total		1,392,283
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.8%
Barrick Gold Corp.	1,628	18,247
Boliden AB	24,757	737,674
Franco-Nevada Corp.	158	11,590
Goldcorp, Inc.	1,869	23,361
Ivanhoe Mines Ltd., Class A(a)	70,549	140,463
Kinross Gold Corp.(a)	12,890	46,572
Lundin Mining Corp.	19,106	105,749
Newcrest Mining Ltd.	13,737	220,686
Rio Tinto Ltd.	1,377	83,222
Rio Tinto PLC, ADR	3,902	216,561
Salzgitter AG	1,140	56,388
SSAB AB, Class A	10,986	54,162
Steel Dynamics, Inc.	3,590	169,053
Stornoway Diamond Corp.(a)	488,029	157,568
Teck Resources Ltd., Class B	1,517	39,568
Warrior Met Coal, Inc.	6,260	161,946
Total		2,242,810
Paper & Forest Products 0.2%
Holmen AB, Class B	4,044	90,088
Stora Enso OYJ, Class R	1,115	18,430
West Fraser Timber Co., Ltd.	8,390	521,130
Total		629,648
Total Materials		10,836,628
Real Estate 0.7%
Equity Real Estate Investment Trusts (REITS) 0.1%
Smart Real Estate Investment Trust	8,800	205,244
Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.(b)	9,881	1,689,750
Kerry Properties Ltd.	20,500	103,992
Total		1,793,742
Total Real Estate		1,998,986
Telecommunication Services 0.3%
Diversified Telecommunication Services 0.3%
Telenor ASA	895	17,501
Verizon Communications, Inc.	15,939	823,090
Total		840,591
Total Telecommunication Services		840,591

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.4%
Electric Utilities 1.1%
Duke Energy Corp.(b)	5,965	486,863
Entergy Corp.(b)	30,478	2,477,252
Fortum OYJ	1,628	40,892
Ørsted A/S(c)	224	13,814
Total		3,018,821
Multi-Utilities 0.3%
A2A SpA	418,793	769,588
Atco Ltd., Class I	4,557	139,738
Total		909,326
Total Utilities		3,928,147
Total Common Stocks (Cost $182,359,357)		211,051,284

Limited Partnerships 0.1%

Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Viper Energy Partners LP	4,797	153,408
Total Energy		153,408
Total Limited Partnerships (Cost $70,756)		153,408

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Automobiles 0.1%
BMW AG	2,569	212,687
Total Consumer Discretionary		212,687
Total Preferred Stocks (Cost $220,638)		212,687

Money Market Funds 18.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(d),(e)	54,001,917	53,996,517
Total Money Market Funds (Cost $53,996,838)		53,996,517
Total Investments (Cost $236,647,589)		265,413,896

Investments in securities sold short

Common Stocks (31.0)%
Issuer	Shares	Value ($)
Consumer Discretionary (3.5)%
Auto Components (0.1)%
Brembo SpA	(25,538)	(349,993)
Automobiles (0.4)%
Daimler AG, Registered Shares	(1,323)	(91,508)
Harley-Davidson, Inc.	(8,852)	(379,662)
Tesla, Inc.(a)	(1,381)	(411,731)
Thor Industries, Inc.	(1,789)	(169,687)
Total		(1,052,588)
Diversified Consumer Services (0.2)%
Chegg, Inc.(a)	(14,939)	(413,810)
Hotels, Restaurants & Leisure (0.5)%
Cheesecake Factory, Inc. (The)	(3,097)	(173,525)
Chipotle Mexican Grill, Inc.(a)	(444)	(192,545)
Cracker Barrel Old Country Store, Inc.	(1,792)	(262,519)
Jack in the Box, Inc.	(2,048)	(172,523)
Norwegian Cruise Line Holdings Ltd.(a)	(4,853)	(242,796)
Seaworld Entertainment, Inc.(a)	(10,491)	(223,458)
Shake Shack, Inc., Class A(a)	(3,832)	(238,849)
Total		(1,506,215)
Internet & Direct Marketing Retail (0.7)%
Ocado Group PLC(a)	(19,071)	(276,850)
Stitch Fix, Inc., Class A(a)	(6,117)	(175,313)
Wayfair, Inc., Class A(a)	(4,323)	(470,429)
Zalando SE(a)	(16,639)	(954,551)
Total		(1,877,143)
Leisure Products (0.2)%
Amer Sports Oyj	(15,178)	(487,193)
Mattel, Inc.	(8,996)	(142,767)
Total		(629,960)
Media (0.8)%
Altice NV, Class A(a)	(35,039)	(116,855)
Altice U.S.A., Inc., Class A	(11,755)	(201,363)
Charter Communications, Inc., Class A(a)	(162)	(49,342)
Dentsu, Inc.	(4,900)	(205,754)
Meredith Corp.	(5,031)	(267,398)
Pearson PLC	(48,121)	(583,988)

8	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Schibsted ASA, Class A	(11,369)	(393,061)
SES SA FDR	(16,991)	(339,651)
Telenet Group Holding NV(a)	(3,649)	(175,713)
Total		(2,333,125)
Specialty Retail (0.4)%
At Home Group, Inc.(a)	(4,424)	(160,458)
CarMax, Inc.(a)	(3,530)	(263,620)
Fielmann AG	(1,342)	(94,235)
Floor & Decor Holdings, Inc., Class A(a)	(4,670)	(222,993)
Kingfisher PLC	(51,022)	(198,697)
L Brands, Inc.	(8,402)	(266,091)
Total		(1,206,094)
Textiles, Apparel & Luxury Goods (0.2)%
Canada Goose Holdings, Inc.(a)	(3,373)	(193,712)
Pandora Media, Inc.	(258)	(18,340)
Under Armour, Inc., Class A(a)	(15,921)	(317,942)
Total		(529,994)
Total Consumer Discretionary		(9,898,922)
Consumer Staples (1.4)%
Beverages (0.2)%
Treasury Wine Estates Ltd.	(18,766)	(256,980)
Tsingtao Brewery Co., Ltd., Class H	(28,000)	(149,941)
Total		(406,921)
Food & Staples Retailing (0.1)%
Casey’s General Stores, Inc.	(3,319)	(363,032)
Food Products (0.9)%
Aryzta AG	(9,658)	(136,606)
B&G Foods, Inc.	(6,760)	(212,264)
Calbee, Inc.	(8,600)	(285,284)
Cal-Maine Foods, Inc.	(4,268)	(192,060)
Campbell Soup Co.	(5,744)	(234,930)
Chocoladefabriken Lindt & Spruengli AG	(12)	(82,775)
General Mills, Inc.	(5,367)	(247,204)
Hain Celestial Group, Inc. (The)(a)	(3,426)	(97,435)
Hormel Foods Corp.	(7,591)	(273,048)
Lancaster Colony Corp.	(1,892)	(274,397)

Common Stocks (continued)
Issuer	Shares	Value ($)
Marine Harvest ASA	(13,662)	(298,728)
Nissin Foods Holdings Co., Ltd.	(2,800)	(193,185)
Total		(2,527,916)
Household Products (0.1)%
Kimberly-Clark de Mexico SAB de SV, Class A	(80,900)	(148,971)
Spectrum Brands Holdings, Inc.(a)	(2,895)	(252,936)
Total		(401,907)
Personal Products (0.1)%
Coty, Inc., Class A	(14,462)	(193,936)
Total Consumer Staples		(3,893,712)
Energy (5.6)%
Energy Equipment & Services (1.8)%
Core Laboratories NV	(1,908)	(213,925)
Helmerich & Payne	(6,841)	(419,695)
National Oilwell Varco, Inc.	(8,685)	(422,265)
SBM Offshore NV	(10,006)	(155,441)
Schlumberger Ltd.	(16,883)	(1,139,940)
Tenaris SA	(156,781)	(2,865,477)
Total		(5,216,743)
Oil, Gas & Consumable Fuels (3.8)%
Antero Resources Corp.(a)	(17,635)	(362,223)
Apache Corp.	(10,617)	(488,382)
Cameco Corp.	(48,204)	(521,004)
Cenovus Energy, Inc.	(41,227)	(413,919)
Continental Resources, Inc.(a)	(7,207)	(460,311)
Devon Energy Corporation	(32,629)	(1,468,631)
Enbridge, Inc.	(11,598)	(411,906)
EQT Corp.	(11,018)	(547,374)
Hess Corp.	(9,609)	(630,639)
Imperial Oil Ltd.	(6,793)	(232,639)
Inter Pipeline Ltd.	(657)	(12,525)
Keyera Corp.	(21,245)	(615,049)
Kinder Morgan Canada Ltd.(c)	(7,988)	(101,381)
Koninklijke Vopak NV	(9,137)	(430,366)
Murphy Oil Corp.	(17,744)	(590,165)
Noble Energy, Inc.	(1,361)	(49,119)
Oasis Petroleum, Inc.(a)	(24,270)	(296,579)
Peyto Exploration & Development Corp.	(17,459)	(143,876)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
PrairieSky Royalty, Ltd.	(21,521)	(408,301)
Range Resources Corp.	(19,265)	(297,259)
TransCanada Corp.	(4,372)	(196,521)
TransCanada Corp.	(4,058)	(182,522)
Williams Companies, Inc. (The)	(60,562)	(1,801,720)
Total		(10,662,411)
Total Energy		(15,879,154)
Financials (3.2)%
Banks (2.0)%
ABN AMRO Group NV	(564)	(15,631)
Aozora Bank Ltd.	(4,600)	(171,896)
Banco BPM SpA(a)	(31,096)	(98,905)
Bankinter SA	(25,615)	(247,471)
Canadian Western Bank	(9,614)	(269,681)
Commerzbank AG	(17,590)	(189,974)
Commonwealth Bank of Australia	(2,649)	(147,515)
Community Bank System, Inc.	(5,935)	(375,389)
Cullen/Frost Bankers, Inc.	(1,340)	(148,057)
CVB Financial Corp.	(13,070)	(312,634)
First Financial Bankshares, Inc.	(13,453)	(761,440)
First Republic Bank	(2,326)	(229,948)
Glacier Bancorp, Inc.	(7,379)	(315,083)
Independent Bank Corp.	(1,978)	(174,855)
Investors Bancorp, Inc.	(10,216)	(127,904)
Metro Bank PLC(a)	(4,224)	(177,415)
People’s United Financial, Inc.	(9,544)	(173,987)
Prosperity Bancshares, Inc.	(4,065)	(285,160)
Standard Chartered PLC	(13,152)	(118,767)
Trustmark Corp.	(8,286)	(291,584)
UMB Financial Corp.	(2,151)	(154,635)
UniCredit SpA	(3,346)	(59,331)
Unione di Banche Italiane SpA	(27,751)	(114,940)
United Bankshares, Inc.	(6,002)	(221,774)
Valley National Bancorp	(10,618)	(123,700)
Westamerica Bancorporation	(8,437)	(506,389)
Total		(5,814,065)

Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets (0.9)%
Brookfield Asset Management, Inc., Class A	(307)	(12,954)
Charles Schwab Corp. (The)	(6,858)	(350,169)
Credit Suisse Group AG, Registered Shares	(34,304)	(553,285)
Deutsche Bank AG	(48,385)	(633,006)
Factset Research Systems, Inc.	(1,394)	(280,696)
MarketAxess Holdings, Inc.	(1,419)	(274,960)
Thomson Reuters Corp.	(6,264)	(259,329)
WisdomTree Investments, Inc.	(13,547)	(118,401)
Total		(2,482,800)
Consumer Finance (0.0)%
LendingClub Corp.(a)	(31,791)	(130,979)
Diversified Financial Services (0.0)%
Element Fleet Management Corp.	(14,413)	(69,359)
Onex Corp.	(185)	(13,847)
Total		(83,206)
Insurance (0.3)%
Aegon NV	(5,425)	(35,791)
Cincinnati Financial Corp.	(2,305)	(174,327)
Erie Indemnity Co., Class A	(111)	(13,791)
Mercury General Corp.	(4,678)	(240,589)
NN Group NV	(372)	(16,452)
RLI Corp.	(2,962)	(221,439)
Total		(702,389)
Total Financials		(9,213,439)
Health Care (3.5)%
Biotechnology (2.0)%
Alkermes PLC(a)	(2,674)	(117,255)
Alnylam Pharmaceuticals, Inc.(a)	(8,774)	(833,530)
Biomarin Pharmaceutical, Inc.(a)	(18,124)	(1,822,549)
Genmab A/S(a)	(3,505)	(600,617)
Incyte Corp., Ltd.(a)	(10,723)	(713,508)
Seattle Genetics, Inc.(a)	(22,304)	(1,570,202)
Total		(5,657,661)

10	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies (0.2)%
ConvaTec Group PLC(c)	(489)	(1,406)
Insulet Corp.(a)	(2,590)	(215,384)
West Pharmaceutical Services	(2,180)	(239,037)
Wright Medical Group NV(a)	(9,460)	(240,568)
Total		(696,395)
Health Care Technology (0.4)%
HMS Holdings Corp.(a)	(9,158)	(219,151)
Inovalon Holdings, Inc.(a)	(13,955)	(148,621)
Medidata Solutions, Inc.(a)	(7,021)	(521,730)
Teladoc, Inc.(a)	(3,487)	(208,697)
Total		(1,098,199)
Life Sciences Tools & Services (0.0)%
QIAGEN NV(a)	(304)	(11,017)
Pharmaceuticals (0.9)%
Allergan PLC	(5,792)	(1,066,249)
Nektar Therapeutics(a)	(14,560)	(765,856)
Orion Oyj, Class B	(1,290)	(44,439)
Recordati SpA	(413)	(15,445)
Vifor Pharma AG	(4,090)	(775,330)
Total		(2,667,319)
Total Health Care		(10,130,591)
Industrials (3.6)%
Aerospace & Defense (0.2)%
Arconic, Inc.	(17,640)	(382,612)
Bombardier, Inc., Class B	(21,082)	(79,411)
Leonardo SpA	(8,584)	(102,886)
Total		(564,909)
Air Freight & Logistics (0.2)%
Atlas Air Worldwide Holdings, Inc.(a)	(3,368)	(225,824)
Panalpina Welttransport Holding AG, Registered Shares	(2,402)	(343,022)
Total		(568,846)
Building Products (0.1)%
AAON, Inc.	(9,990)	(377,123)

Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies (0.7)%
Bilfinger SE	(2,965)	(152,692)
Cimpress NV(a)	(918)	(134,092)
Edenred	(7,637)	(300,684)
Healthcare Services Group, Inc.	(6,973)	(280,733)
Multi-Color Corp.	(4,061)	(269,447)
Ritchie Bros. Auctioneers, Inc.	(7,647)	(254,361)
Ritchie Bros. Auctioneers, Inc.	(5,803)	(193,066)
Rollins, Inc.	(5,120)	(281,293)
Societe BIC SA	(2,434)	(232,677)
Total		(2,099,045)
Construction & Engineering (0.0)%
Boskalis Westminster	(2,191)	(67,228)
SNC-Lavalin Group, Inc.	(288)	(12,755)
Total		(79,983)
Electrical Equipment (0.3)%
Melrose Industries PLC	(244,049)	(691,585)
OSRAM Licht AG	(526)	(23,483)
Total		(715,068)
Industrial Conglomerates (0.6)%
General Electric Co.	(121,999)	(1,662,846)
Machinery (0.8)%
Evoqua Water Technologies Corp.(a)	(15,133)	(322,938)
Flowserve Corp.	(13,539)	(600,184)
GEA Group AG	(9,445)	(368,887)
John Bean Technologies Corp.	(2,255)	(249,403)
Manitowoc Co., Inc. (The)(a)	(8,539)	(226,198)
Sun Hydraulics Corp.	(3,866)	(201,264)
Wabtec Corp.	(2,417)	(266,643)
Total		(2,235,517)
Marine (0.2)%
AP Moller - Maersk A/S, Class B	(366)	(526,209)
Professional Services (0.3)%
Costar Group, Inc.(a)	(1,499)	(623,359)
Stantec, Inc.	(7,526)	(196,532)
Total		(819,891)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail (0.1)%
Heartland Express, Inc.	(9,370)	(179,810)
Trading Companies & Distributors (0.1)%
SiteOne Landscape Supply, Inc.(a)	(3,682)	(328,287)
Total Industrials		(10,157,534)
Information Technology (4.1)%
Communications Equipment (0.4)%
Telefonaktiebolaget LM Ericsson	(110,295)	(864,001)
Viasat, Inc.(a)	(2,595)	(182,533)
Total		(1,046,534)
Electronic Equipment, Instruments & Components (0.3)%
Fitbit, Inc., Class A(a)	(35,551)	(210,817)
Knowles Corp.(a)	(23,518)	(408,273)
National Instruments Corp.	(7,642)	(334,796)
Total		(953,886)
Internet Software & Services (0.8)%
2U, Inc.(a)	(4,330)	(327,608)
Just Eat PLC(a)	(29,678)	(308,904)
MercadoLibre Inc	(2,499)	(856,932)
MINDBODY, Inc., Class A(a)	(10,286)	(384,182)
Shopify, Inc., Class A(a)	(2,453)	(339,029)
Shopify, Inc., Class A(a)	(600)	(83,585)
Total		(2,300,240)
IT Services (0.2)%
Acxiom Corp.(a)	(12,701)	(514,899)
Semiconductors & Semiconductor Equipment (0.3)%
ams AG	(1,602)	(115,618)
Cree, Inc.(a)	(10,334)	(487,248)
Infineon Technologies AG	(11,660)	(308,960)
Total		(911,826)
Software (2.0)%
ACI Worldwide, Inc.(a)	(19,565)	(505,560)
Autodesk, Inc.(a)	(9,284)	(1,192,437)
Blackbaud, Inc.	(4,314)	(430,580)
Ellie Mae, Inc.(a)	(4,785)	(474,768)
Guidewire Software, Inc.(a)	(3,090)	(266,358)
HubSpot, Inc.(a)	(4,119)	(511,168)

Common Stocks (continued)
Issuer	Shares	Value ($)
Manhattan Associates, Inc.(a)	(8,800)	(423,456)
Oracle Corp Japan	(4,000)	(335,739)
Proofpoint, Inc.(a)	(1,915)	(218,406)
Ultimate Software Group, Inc.(a)	(1,809)	(500,894)
Workday, Inc., Class A(a)	(3,379)	(419,063)
Zendesk, Inc.(a)	(7,576)	(412,665)
Total		(5,691,094)
Technology Hardware, Storage & Peripherals (0.1)%
Pure Storage, Inc., Class A(a)	(13,290)	(287,861)
Total Information Technology		(11,706,340)
Materials (3.7)%
Chemicals (1.7)%
Air Liquide SA	(2,563)	(328,176)
Balchem Corp.	(4,348)	(436,061)
HB Fuller Co.	(5,561)	(315,198)
LyondellBasell Industries NV, Class A	(1,256)	(139,152)
Newmarket Corp.	(977)	(400,023)
Nutrien Ltd.	(42,100)	(2,286,478)
OCI NV(a)	(3,413)	(103,207)
Quaker Chemical Corp.	(1,765)	(313,358)
Yara International ASA	(7,639)	(337,060)
Total		(4,658,713)
Construction Materials (0.1)%
James Hardie Industries PLC	(16,031)	(256,329)
Lafargeholcim, Ltd., Registered Shares	(2,412)	(123,359)
Total		(379,688)
Containers & Packaging (0.3)%
Amcor Ltd.	(27,908)	(312,419)
AptarGroup, Inc.	(1,499)	(153,543)
Huhtamaki OYJ	(1,084)	(38,978)
Sonoco Products Co.	(4,997)	(278,932)
Total		(783,872)
Metals & Mining (1.6)%
Antofagasta PLC	(27,386)	(360,533)
ArcelorMittal	(682)	(21,943)
Boliden AB	(8,271)	(246,448)
Compass Minerals International, Inc.	(3,997)	(271,196)
Eldorado Gold Corp.	(58,096)	(63,417)

12	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
First Quantum Minerals Ltd.	(71,966)	(1,122,489)
Franco-Nevada Corp.	(3,277)	(240,375)
Goldcorp, Inc.	(104,600)	(1,307,450)
Outokumpu OYJ	(3,285)	(22,280)
Thyssenkrupp AG	(12,578)	(335,638)
Turquoise Hill Resources Ltd.(a)	(114,100)	(316,640)
Wheaton Precious Metals Corp.	(11,452)	(239,983)
Yamana Gold, Inc.	(23,611)	(75,324)
Total		(4,623,716)
Total Materials		(10,445,989)
Real Estate (0.7)%
Equity Real Estate Investment Trusts (REITS) (0.7)%
Extra Space Storage, Inc.	(5,199)	(488,550)
Iron Mountain, Inc.	(8,510)	(298,786)
Lamar Advertising Co., Class A	(4,168)	(306,890)
Public Storage	(1,529)	(333,062)
SBA Communications Corp.(a)	(670)	(106,028)
Washington Prime Group, Inc.	(57,401)	(460,930)
Total		(1,994,246)
Total Real Estate		(1,994,246)
Telecommunication Services (1.3)%
Diversified Telecommunication Services (1.2)%
CenturyLink, Inc.	(63,297)	(1,188,085)
Cogent Communications Group	(9,221)	(479,031)
Koninklijke KPN NV	(10,389)	(30,067)
Telecom Italia SpA(a)	(26,102)	(20,127)
Telefonica SA	(7,404)	(66,588)
Telefonica SA, ADR	(17,711)	(160,107)
Zayo Group Holdings, Inc.(a)	(42,978)	(1,594,054)
Total		(3,538,059)
Wireless Telecommunication Services (0.1)%
Millicom International Cellular SA, SDR	(4,951)	(317,005)
Total Telecommunication Services		(3,855,064)

Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities (0.4)%
Electric Utilities (0.3)%
El Paso Electric Co.	(4,585)	(285,645)
Emera, Inc.	(1,126)	(36,485)
IDACORP, Inc.	(4,321)	(407,211)
Total		(729,341)
Gas Utilities (0.1)%
AltaGas, Ltd.	(20,969)	(426,682)
Independent Power and Renewable Electricity Producers (0.0)%
Northland Power, Inc.	(796)	(14,551)
Total Utilities		(1,170,574)
Total Common Stocks (Proceeds $82,339,355)		(88,345,565)

Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Consumer Discretionary (0.0)%
Automobiles (0.0)%
Volkswagen AG	(191)	(33,998)
Total Consumer Discretionary		(33,998)
Health Care (0.1)%
Health Care Equipment & Supplies (0.1)%
Sartorius AG	(1,554)	(252,586)
Total Health Care		(252,586)
Total Preferred Stocks (Proceeds $177,040)		(286,584)
Total Investments in Securities Sold Short (Proceeds $82,516,395)		(88,632,149)

Total Investments in Securities, Net of Securities Sold Short	176,781,747
Other Assets & Liabilities, Net	108,398,480
Net Assets	285,180,227

At July 31, 2018, securities and/or cash totaling $182,592,876 were pledged as collateral.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,800 AUD	3,667 USD	Citi	09/19/2018	100	—
6,800 AUD	4,990 USD	Citi	09/19/2018	—	(63)
122,400 CAD	94,890 USD	Citi	09/19/2018	719	—
263,200 CAD	201,111 USD	Citi	09/19/2018	—	(1,388)
31,600 CHF	32,279 USD	Citi	09/19/2018	232	—
123,600 CHF	124,913 USD	Citi	09/19/2018	—	(436)
467,200 DKK	73,808 USD	Citi	09/19/2018	210	—
950,400 DKK	148,987 USD	Citi	09/19/2018	—	(729)
284,400 EUR	335,058 USD	Citi	09/19/2018	1,276	—
182,800 EUR	213,806 USD	Citi	09/19/2018	—	(734)
51,200 GBP	67,703 USD	Citi	09/19/2018	361	—
247,200 HKD	31,548 USD	Citi	09/19/2018	18	—
19,627,200 JPY	178,584 USD	Citi	09/19/2018	2,466	—
343,600 NOK	42,840 USD	Citi	09/19/2018	632	—
1,104,800 NOK	134,655 USD	Citi	09/19/2018	—	(1,059)
593,600 SEK	68,263 USD	Citi	09/19/2018	501	—
692,000 SEK	78,094 USD	Citi	09/19/2018	—	(901)
15,600 SGD	11,396 USD	Citi	09/19/2018	—	(73)
436,879 USD	576,800 AUD	Citi	09/19/2018	—	(8,260)
218,362 USD	288,400 CAD	Citi	09/19/2018	3,525	—
309,766 USD	395,200 CAD	Citi	09/19/2018	—	(5,711)
2,018 USD	2,000 CHF	Citi	09/19/2018	11	—
568,169 USD	557,200 CHF	Citi	09/19/2018	—	(3,083)
2,753 USD	17,600 DKK	Citi	09/19/2018	20	—
109,291 USD	688,400 DKK	Citi	09/19/2018	—	(848)
1,925,814 USD	1,629,600 EUR	Citi	09/19/2018	—	(13,258)
1,162,426 USD	866,800 GBP	Citi	09/19/2018	—	(22,353)
250,274 USD	1,958,800 HKD	Citi	09/19/2018	—	(435)
1,636,574 USD	177,655,200 JPY	Citi	09/19/2018	—	(42,445)
49 USD	400 NOK	Citi	09/19/2018	—	—
5,224 USD	42,400 NOK	Citi	09/19/2018	—	(16)
536 USD	800 NZD	Citi	09/19/2018	10	—
14,215 USD	20,400 NZD	Citi	09/19/2018	—	(311)
188,148 USD	1,614,000 SEK	Citi	09/19/2018	—	(3,904)
210,232 USD	281,600 SGD	Citi	09/19/2018	—	(3,193)
222,000 ILS	62,502 USD	Citi	09/20/2018	1,844	—
95,602 USD	338,400 ILS	Citi	09/20/2018	—	(3,139)
7,200 AUD	5,500 USD	JPMorgan	09/19/2018	150	—
10,200 AUD	7,485 USD	JPMorgan	09/19/2018	—	(94)
183,600 CAD	142,335 USD	JPMorgan	09/19/2018	1,078	—
394,800 CAD	301,666 USD	JPMorgan	09/19/2018	—	(2,082)
47,400 CHF	48,418 USD	JPMorgan	09/19/2018	348	—
185,400 CHF	187,370 USD	JPMorgan	09/19/2018	—	(654)
700,800 DKK	110,712 USD	JPMorgan	09/19/2018	315	—
1,425,600 DKK	223,480 USD	JPMorgan	09/19/2018	—	(1,094)
426,600 EUR	502,587 USD	JPMorgan	09/19/2018	1,914	—
274,200 EUR	320,709 USD	JPMorgan	09/19/2018	—	(1,102)
76,800 GBP	101,554 USD	JPMorgan	09/19/2018	542	—
370,800 HKD	47,322 USD	JPMorgan	09/19/2018	28	—
29,440,800 JPY	267,875 USD	JPMorgan	09/19/2018	3,698	—
515,400 NOK	64,260 USD	JPMorgan	09/19/2018	948	—
1,657,200 NOK	201,982 USD	JPMorgan	09/19/2018	—	(1,589)
890,400 SEK	102,395 USD	JPMorgan	09/19/2018	752	—
1,038,000 SEK	117,141 USD	JPMorgan	09/19/2018	—	(1,351)
23,400 SGD	17,095 USD	JPMorgan	09/19/2018	—	(110)
14	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
655,319 USD	865,200 AUD	JPMorgan	09/19/2018	—	(12,390)
327,543 USD	432,600 CAD	JPMorgan	09/19/2018	5,287	—
464,650 USD	592,800 CAD	JPMorgan	09/19/2018	—	(8,566)
3,027 USD	3,000 CHF	JPMorgan	09/19/2018	16	—
852,255 USD	835,800 CHF	JPMorgan	09/19/2018	—	(4,626)
4,129 USD	26,400 DKK	JPMorgan	09/19/2018	30	—
163,937 USD	1,032,600 DKK	JPMorgan	09/19/2018	—	(1,272)
2,888,725 USD	2,444,400 EUR	JPMorgan	09/19/2018	—	(19,890)
1,743,642 USD	1,300,200 GBP	JPMorgan	09/19/2018	—	(33,532)
375,412 USD	2,938,200 HKD	JPMorgan	09/19/2018	—	(653)
2,454,864 USD	266,482,800 JPY	JPMorgan	09/19/2018	—	(63,671)
73 USD	600 NOK	JPMorgan	09/19/2018	—	—
7,837 USD	63,600 NOK	JPMorgan	09/19/2018	—	(24)
803 USD	1,200 NZD	JPMorgan	09/19/2018	15	—
21,322 USD	30,600 NZD	JPMorgan	09/19/2018	—	(467)
282,223 USD	2,421,000 SEK	JPMorgan	09/19/2018	—	(5,856)
315,349 USD	422,400 SGD	JPMorgan	09/19/2018	—	(4,789)
333,000 ILS	93,752 USD	JPMorgan	09/20/2018	2,765	—
143,403 USD	507,600 ILS	JPMorgan	09/20/2018	—	(4,709)
Total				29,811	(280,860)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam IDX	6	08/2018	EUR	685,320	20,744	—
CAC40 Index	27	08/2018	EUR	1,487,700	34,914	—
DAX Index	3	09/2018	EUR	961,088	—	(1,479)
FTSE 100 Index	23	09/2018	GBP	1,771,690	14,408	—
FTSE/MIB Index	3	09/2018	EUR	332,790	433	—
Hang Seng Index	3	08/2018	HKD	4,264,500	—	(5,866)
IBEX 35 Index	4	08/2018	EUR	395,064	11,285	—
OMXS30 Index	29	08/2018	SEK	4,691,475	18,738	—
S&P 500 E-mini	162	09/2018	USD	22,818,510	282,079	—
S&P/TSX 60 Index	9	09/2018	CAD	1,761,120	31,692	—
SPI 200 Index	9	09/2018	AUD	1,399,050	25,203	—
TOPIX Index	20	09/2018	JPY	349,600,000	—	(43,984)
Total					439,496	(51,329)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Singapore IX ETS	(2)	08/2018	SGD	(73,780)	388	—

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on a portfolio of long and short positions†	AUD BBSW 1-month, HKD HIBOR 1-month, or JPY LIBOR 1-month based on the local currencies of the positions within the swap	Monthly	JPMorgan	01/14/2021	USD	47,254,474	72,723	—	—	—	72,723	—
Total return on Glencore PLC	1-month GBP LIBOR plus 0.500%	Monthly	Macquarie	09/18/2018	GBP	411,000	36,871	(224)	—	—	36,647	—
1-month USD LIBOR minus 4.077%	Total return on Celltrion, Inc.	Monthly	Macquarie	09/18/2018	USD	447,679	32,945	(348)	—	—	32,597	—
Total return on Samsung Electronics Co., Ltd.	1-month USD LIBOR plus 0.800%	Monthly	Macquarie	09/18/2018	USD	1,366,404	24,190	7,279	—	—	31,469	—
1-month USD LIBOR minus 0.500%	Total return on AmorePacific Corp.	Monthly	Macquarie	09/18/2018	USD	273,387	14,010	168	—	—	14,178	—
1-month USD LIBOR minus 3.500%	Total return on PT Unilever Indonesia Tbk	Monthly	Macquarie	09/18/2018	USD	176,292	8,816	(97)	—	—	8,719	—
1-month HKD HIBOR minus 0.500%	Total return on China Resources Beer Holdings Co., Ltd.	Monthly	Macquarie	09/18/2018	HKD	2,184,000	7,886	145	—	—	8,031	—
Total return on Royal Dutch Shell PLC	1-month GBP LIBOR plus 0.500%	Monthly	Macquarie	09/18/2018	GBP	648,396	1,467	(354)	—	—	1,113	—
1-month HKD HIBOR minus 7.000%	Total return on Semiconductor Manufacturing International Corp.	Monthly	Macquarie	09/18/2018	HKD	3,397,194	967	(853)	—	—	114	—
1-month USD LIBOR minus 5.000%	Total return on Eclat Textile Co., Ltd.	Monthly	Macquarie	09/18/2018	USD	161,553	244	(4,566)	—	—	—	(4,322)
1-month HKD HIBOR minus 0.977%	Total return on Bank of East Asia Ltd. (The)	Monthly	Macquarie	09/18/2018	HKD	1,730,675	(4,592)	75	—	—	—	(4,517)
1-month USD LIBOR minus 0.935%	Total return on Innolux Corp.	Monthly	Macquarie	09/18/2018	USD	236,454	(6,093)	(16,572)	—	—	—	(22,665)
1-month USD LIBOR minus 4.000%	Total return on Feng Tay Enterprise Co., Ltd.	Monthly	Macquarie	09/18/2018	USD	199,318	(19,682)	(6,369)	—	—	—	(26,051)
16	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
1-month USD LIBOR minus 6.958%	Total return on AU Optronics Corp.	Monthly	Macquarie	09/18/2018	USD	373,721	(37,430)	(50,535)	—	—	—	(87,965)
Total return on a portfolio of long and short positions†	FEDEF 1-day, EONIA 1-day, or SONIA 1-day based on the local currencies of the positions within the swap	Monthly	Morgan Stanley International	10/30/2019	USD	144,921,877	59,450	—	—	—	59,450	—
Total							191,772	(72,251)	—	—	265,041	(145,520)

†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Multi-Manager Directional Alternative Strategies Fund’s page of columbiathreadneedleus.com website.

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Singapore IX ETS Aug 18	Morgan Stanley International	08/2018	SGD	73,780	—	—	—	(97)
Swiss Market Index Sep 18	Morgan Stanley International	09/2018	CHF	1,192,750	—	—	33,517	—
Total					—	—	33,517	(97)
*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $199,875, which represents 0.07% of net assets.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	50,848,193	38,161,851	(35,008,127)	54,001,917	459	(98)	259,097	53,996,517
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
18	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	21,744,740	9,100,818	—	—	30,845,558
Consumer Staples	8,120,878	5,194,520	—	—	13,315,398
Energy	13,103,358	5,405,120	—	—	18,508,478
Financials	25,403,016	5,150,889	—	—	30,553,905
Health Care	13,950,478	3,043,057	—	—	16,993,535
Industrials	29,367,234	8,922,424	—	—	38,289,658
Information Technology	39,616,582	5,323,818	—	—	44,940,400
Materials	7,436,462	3,400,166	—	—	10,836,628
Real Estate	1,894,994	103,992	—	—	1,998,986
Telecommunication Services	823,090	17,501	—	—	840,591
Utilities	3,103,853	824,294	—	—	3,928,147
Total Common Stocks	164,564,685	46,486,599	—	—	211,051,284
Limited Partnerships
Energy	153,408	—	—	—	153,408
Preferred Stocks
Consumer Discretionary	—	212,687	—	—	212,687
Money Market Funds	—	—	—	53,996,517	53,996,517
Total Investments in Securities	164,718,093	46,699,286	—	53,996,517	265,413,896
Investments in Securities Sold Short
Common Stocks
Consumer Discretionary	(5,612,533)	(4,286,389)	—	—	(9,898,922)
Consumer Staples	(2,490,213)	(1,403,499)	—	—	(3,893,712)
Energy	(12,427,870)	(3,451,284)	—	—	(15,879,154)
Financials	(6,633,060)	(2,580,379)	—	—	(9,213,439)
Health Care	(8,682,337)	(1,448,254)	—	—	(10,130,591)
Industrials	(7,348,181)	(2,809,353)	—	—	(10,157,534)
Information Technology	(9,773,118)	(1,933,222)	—	—	(11,706,340)
Materials	(7,959,619)	(2,486,370)	—	—	(10,445,989)
Real Estate	(1,994,246)	—	—	—	(1,994,246)
Telecommunication Services	(3,421,277)	(433,787)	—	—	(3,855,064)
Utilities	(1,170,574)	—	—	—	(1,170,574)
Total Common Stocks	(67,513,028)	(20,832,537)	—	—	(88,345,565)
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Preferred Stocks
Consumer Discretionary	—	(33,998)	—	—	(33,998)
Health Care	—	(252,586)	—	—	(252,586)
Total Preferred Stocks	—	(286,584)	—	—	(286,584)
Total Investments in Securities Sold Short	(67,513,028)	(21,119,121)	—	—	(88,632,149)
Total Investments in Securities, Net of Securities Sold Short	97,205,065	25,580,165	—	53,996,517	176,781,747
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	29,811	—	—	29,811
Futures Contracts	439,884	—	—	—	439,884
Swap Contracts	—	298,558	—	—	298,558
Liability
Forward Foreign Currency Exchange Contracts	—	(280,860)	—	—	(280,860)
Futures Contracts	(51,329)	—	—	—	(51,329)
Swap Contracts	—	(145,617)	—	—	(145,617)
Total	97,593,620	25,482,057	—	53,996,517	177,072,194
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
20	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2015-20C Class 1
03/01/2035	2.720%	1,244,679	1,217,637
Series 2016-20F Class 1
06/01/2036	2.180%	12,623,310	11,913,581
Series 2016-20K Class 1
11/01/2036	2.570%	8,233,134	7,942,128
Series 2017-20I Class 1
09/01/2037	2.590%	8,250,965	7,774,975
Series 2017-20K Class 1
11/01/2037	2.790%	8,368,008	8,024,781
Total Asset-Backed Securities — Agency (Cost $38,720,096)			36,873,102

Asset-Backed Securities — Non-Agency 23.8%

ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	3.689%	7,780,000	7,763,226
Avant Loans Funding Trust(a)
Series 2018-A Class A
06/15/2021	3.090%	13,580,218	13,569,812
Birchwood Park CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.180% 07/15/2026	3.519%	2,500,000	2,501,127
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.748%	11,810,000	11,730,838
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	177,468	177,387
Cent CLO Ltd.(a),(b)
Series 20 18-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	3.953%	9,300,000	9,297,759
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
1-month USD LIBOR + 1.000% 06/15/2028	3.072%	2,592,158	2,600,745
Series 2017-3A Class A2
1-month USD LIBOR + 0.340% 08/15/2029	2.412%	3,812,994	3,814,598
Series 2017-4A Class A2
1-month USD LIBOR + 0.340% 11/15/2029	2.382%	5,210,811	5,210,007
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	10,856,707	10,812,794
Series 2018-NP1 Class A
05/15/2024	2.990%	7,638,908	7,635,300
Series 2018-NP1 Class B
05/15/2024	3.670%	4,900,000	4,890,745
Subordinated, Series 2017-P2 Class B
01/15/2024	3.560%	5,250,000	5,212,376
Conn’s Receivables Funding LLC(a)
Series 2017-B Class A
07/15/2020	2.730%	7,661,168	7,659,311
Subordinated, Series 2017-B Class B
11/15/2020	4.520%	8,400,000	8,461,141
Consumer Loan Underlying Bond Credit Trust(a)
Series 2017-NP2 Class A
01/16/2024	2.550%	3,055,519	3,053,391
Series 2017-NP2 Class B
01/16/2024	3.500%	2,500,000	2,493,041
Series 2018-P1 Class A
07/15/2025	3.390%	20,000,000	19,977,906
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	9,000,000	9,000,832
DRB Prime Student Loan Trust(a)
Series 2016-B Class A2
06/25/2040	2.890%	2,533,837	2,494,569
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
3-month USD LIBOR + 1.430% 10/15/2028	3.769%	9,000,000	9,021,906
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% 05/15/2031	3.240%	7,000,000	6,927,879
Ford Credit Auto Owner Trust(a)
Series 2015-2 Class A
01/15/2027	2.440%	5,695,000	5,614,572
Series 2016-1 Class A
08/15/2027	2.310%	6,885,000	6,734,606
Series 2017-1 Class A
08/15/2028	2.620%	17,000,000	16,572,222
Series 2017-2 Class A
03/15/2029	2.360%	3,300,000	3,164,068
Columbia Total Return Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	6,000,000	5,832,805
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2016-1 Class A2
1-month USD LIBOR + 0.850% 05/17/2021	2.922%	3,440,000	3,456,824
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	3.683%	5,000,000	4,950,760
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	197,092	196,812
Hertz Fleet Lease Funding LP(a),(b)
Series 2015-1 Class A
1-month USD LIBOR + 0.570% 07/10/2029	2.656%	1,446,156	1,446,246
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	3.186%	4,821,248	4,836,845
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.736%	2,794,290	2,797,132
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	6,800,000	6,731,631
Series 2015-3A Class A
09/25/2021	2.670%	2,870,000	2,818,817
Series 2016-1A Class A
03/25/2020	2.320%	2,600,000	2,589,276
Series 2016-2A Class A
03/25/2022	2.950%	7,730,000	7,603,314
Subordinated, Series 2016-3A Class D
07/25/2020	5.410%	3,775,000	3,781,980
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
1-month USD LIBOR + 0.900% 03/15/2021	2.972%	1,425,000	1,431,183
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class A1R
3-month USD LIBOR + 1.190% 10/21/2030	3.537%	3,500,000	3,505,246
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.748%	21,000,000	20,789,475
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	13,976,961	13,934,045
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1A Class B
03/15/2028	3.190%	7,300,000	7,240,820
Morgan Stanley Resecuritization Pass-Through Trust(a),(c)
Series 2018-SC1 Class B
09/18/2023	1.000%	4,700,000	4,462,791
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2017-T1 Class AT1
02/15/2051	3.214%	5,400,000	5,351,161
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	168,801	167,436
NextGear Floorplan Master Owner Trust(a),(b)
Series 2017-2A Class A1
1-month USD LIBOR + 0.680% 10/17/2022	2.752%	2,420,000	2,432,348
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% 01/20/2031	3.748%	9,350,000	9,258,398
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% 01/22/2030	3.797%	22,000,000	21,856,428
Ocwen Master Advance Receivables Trust(a)
Series 2017-T1 Class AT1
09/15/2048	2.499%	2,410,000	2,409,074
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	2,489,647	2,493,042
Series 2015-2A Class A
07/18/2025	2.570%	934,486	934,296
Series 2018-1A Class A
03/14/2029	3.300%	11,100,000	11,036,457
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.597%	1,000,000	1,029,439
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.498%	12,900,000	12,886,300
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.798%	11,475,000	11,399,862
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	7,510,023	7,504,881
Series 2018-1A Class B
06/17/2024	3.900%	7,500,000	7,485,346

2	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1A Class C
06/17/2024	4.870%	4,400,000	4,384,014
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	2,900,000	2,940,516
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	4,000,000	4,021,982
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% 01/15/2030	3.739%	14,625,000	14,528,680
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	1,184,266	1,162,027
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	11,595,689	11,540,631
Series 2017-3 Class A
05/25/2026	2.770%	5,558,795	5,509,082
SoFi Consumer Loan Program Trust(a)
Series 20 18-2 Class A1
04/26/2027	2.930%	4,467,229	4,459,046
Series 2018-1 Class A1
02/25/2027	2.550%	7,999,944	7,964,777
Series 2018-1 Class A2
02/25/2027	3.140%	5,200,000	5,157,414
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	2	898,405
Series 2016-A Class RIO
01/25/2038	0.000%	3	751,285
Series 2016-A Class RPO
01/25/2038	0.000%	4	1,852,256
Series 2016-B Class RC
04/25/2037	0.000%	1	349,357
Series 2017-A Class R
03/26/2040	0.000%	12,500	862,500
SoFi Professional Loan Program LLC(a)
Series 2016-A
12/26/2036	2.760%	3,914,600	3,858,008
Springleaf Funding Trust(a)
Series 2016-AA Class A
11/15/2029	2.900%	5,400,000	5,380,157
SPS Servicer Advance Receivables Trust(a)
Series 2016-T2 Class AT2
11/15/2049	2.750%	7,500,000	7,443,633
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a),(c)
Series 2016-T1 Class AT1
11/16/2048	2.530%	1,500,000	1,504,922
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% 01/15/2030	3.589%	4,000,000	4,016,032
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% 01/15/2030	3.709%	5,828,571	5,777,728
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	3.089%	1,991,014	1,992,145
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.789%	10,000,000	10,010,790
Total Asset-Backed Securities — Non-Agency (Cost $491,258,803)			487,408,015

Commercial Mortgage-Backed Securities - Agency 2.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(g)
Series 2017-K070 Class A2
11/25/2027	3.303%	13,745,000	13,536,305
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K071 Class A2
11/25/2050	3.286%	14,000,000	13,755,650
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	22,600,000	21,854,252
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	7,975,268	7,754,746
Total Commercial Mortgage-Backed Securities - Agency (Cost $59,430,599)			56,900,953

Commercial Mortgage-Backed Securities - Non-Agency 8.9%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,497,301	1,496,139
Series 2015-SFR2 Class A
10/17/2045	3.732%	4,360,447	4,363,996
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% 05/15/2035	3.900%	6,500,000	6,499,902
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% 07/15/2035	3.972%	7,700,000	7,729,340

Columbia Total Return Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% 06/15/2035	3.761%	3,100,000	3,115,226
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% 06/15/2035	4.473%	3,000,000	3,014,353
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class A
1-month USD LIBOR + 0.671% 03/15/2037	2.742%	10,000,000	9,981,065
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% 05/15/2035	4.492%	3,000,000	3,015,051
Capmark Mortgage Securities, Inc.(g),(h)
CMO Series 1997-C1 Class X
07/15/2029	1.429%	571,720	8,801
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% 11/15/2036	3.572%	10,000,000	10,025,225
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	5.072%	13,000,000	13,101,308
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class A3
04/10/2048	2.935%	2,215,000	2,123,817
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	2,600,000	2,588,443
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	2,285,000	2,045,153
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	1,500,000	1,244,242
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	8,800,000	8,801,734
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	3,300,000	3,262,098
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class C
1-month USD LIBOR + 2.050% 03/15/2033	4.122%	9,137,814	9,211,963
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	663,409	667,418
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton U.S.A. Trust(a)
Series 2016-HHV Class A
11/05/2038	3.719%	4,700,000	4,643,862
Series 2016-SFP Class A
11/05/2035	2.828%	3,000,000	2,904,530
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	6,500,000	6,581,598
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	2,500,000	2,236,693
Subordinated, Series 2016-HHV Class E
11/05/2038	4.194%	2,700,000	2,528,621
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,500,000	4,475,714
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% 06/17/2037	2.972%	15,435,136	15,427,130
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	4,300,000	4,425,506
Series 2014-C26 Class A3
01/15/2048	3.231%	765,000	752,518
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,340,000	2,411,177
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/2032	3.912%	4,080,000	4,119,602
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	4,405,846	4,256,324
Series 2018-SFR1 Class A
03/17/2035	3.255%	9,040,000	8,868,957
Progress Residential Trust(a),(i)
Series 2018-SFR2 Class A
08/17/2035	3.712%	6,755,000	6,746,556
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% 02/15/2032	2.922%	3,500,000	3,538,003
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% 02/15/2032	3.322%	4,800,000	4,851,590
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% 02/15/2032	4.972%	7,587,000	7,609,522

4	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,550,000	2,489,228
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $183,249,372)			181,162,405

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Insurance —%
WMI Holdings Corp. Escrow(c),(e),(j),(k)	2,725	—
WMIH Corp.(j)	54,217	73,735
Total		73,735
Total Financials		73,735
Industrials —%
Airlines —%
United Continental Holdings, Inc.(j)	1,493	120,037
Total Industrials		120,037
Total Common Stocks (Cost $1,511,104)		193,772

Corporate Bonds & Notes 26.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Bombardier, Inc.(a)
12/01/2021	8.750%	162,000	179,245
12/01/2024	7.500%	436,000	463,284
Lockheed Martin Corp.
12/15/2042	4.070%	1,790,000	1,756,105
09/15/2052	4.090%	4,330,000	4,178,900
Northrop Grumman Corp.
01/15/2025	2.930%	5,840,000	5,567,470
01/15/2028	3.250%	3,625,000	3,437,446
10/15/2047	4.030%	5,015,000	4,759,696
TransDigm, Inc.
06/15/2026	6.375%	621,000	624,106
Total			20,966,252
Automotive 0.4%
Delphi Technologies PLC(a)
10/01/2025	5.000%	160,000	151,413
Ford Motor Co.
02/01/2029	6.375%	1,857,000	1,977,200
12/08/2046	5.291%	1,040,000	964,813
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
11/02/2020	2.343%	4,580,000	4,460,659
Schaeffler Finance BV(a)
05/15/2023	4.750%	1,528,000	1,521,364
Total			9,075,449
Banking 1.7%
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	1,555,000	1,644,759
Banco Mercantil del Norte SA(a),(l)
Subordinated
10/04/2031	5.750%	1,240,000	1,209,859
Bank of America Corp.(l)
01/20/2028	3.824%	6,000,000	5,849,868
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	3,325,000	3,397,126
BBVA Bancomer SA(a),(l)
Subordinated
11/12/2029	5.350%	1,405,000	1,356,602
Capital One Financial Corp.
05/12/2020	2.500%	5,505,000	5,428,998
JPMorgan Chase & Co.(l)
02/01/2028	3.782%	365,000	355,681
JPMorgan Chase & Co.(b)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	3.313%	7,661,000	6,774,860
Washington Mutual Bank(c),(e),(m)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.
01/30/2020	2.150%	4,555,000	4,490,916
10/23/2026	3.000%	3,855,000	3,580,212
Total			34,129,950
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	212,000	206,220
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	348,000	358,712
05/15/2026	5.875%	344,000	342,480
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	522,000	486,927
Cemex SAB de CV(a)
04/16/2026	7.750%	2,465,000	2,720,761

Columbia Total Return Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Core & Main LP(a)
08/15/2025	6.125%	131,000	125,934
HD Supply, Inc.(a)
04/15/2024	5.750%	203,000	213,040
James Hardie International Finance DAC(a)
01/15/2025	4.750%	275,000	269,736
Total			4,517,590
Cable and Satellite 0.3%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	480,000	471,398
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.875%	1,002,000	995,096
Cequel Communications Holdings I LLC/Capital Corp.(a)
04/01/2028	7.500%	359,000	370,688
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	425,000	408,339
CSC Holdings LLC(a)
10/15/2025	6.625%	295,000	304,571
02/01/2028	5.375%	329,000	309,840
DISH DBS Corp.
07/01/2026	7.750%	642,000	560,059
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	91,000	88,147
02/15/2025	6.625%	164,000	153,598
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	311,000	309,231
07/15/2026	5.375%	56,000	54,875
08/01/2027	5.000%	263,000	250,542
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	180,000	183,052
Virgin Media Finance PLC(a)
01/15/2025	5.750%	140,000	131,365
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	370,000	347,817
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	306,366
Ziggo BV(a)
01/15/2027	5.500%	323,000	307,579
Total			5,552,563
Chemicals 0.2%
Alpha 2 BV(a)
06/01/2023	8.750%	186,000	186,426
Angus Chemical Co.(a)
02/15/2023	8.750%	165,000	169,778
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	185,000	181,448
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	183,000	181,413
Chemours Co. (The)
05/15/2023	6.625%	108,000	113,308
INEOS Group Holdings SA(a)
08/01/2024	5.625%	216,000	213,798
LYB International Finance BV
07/15/2043	5.250%	1,445,000	1,515,006
Olin Corp.
02/01/2030	5.000%	194,000	183,539
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	140,000	143,500
12/01/2025	5.875%	299,000	300,391
PQ Corp.(a)
11/15/2022	6.750%	331,000	347,321
12/15/2025	5.750%	236,000	234,232
Total			3,770,160
Construction Machinery 0.0%
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	126,000	123,632
United Rentals North America, Inc.
09/15/2026	5.875%	356,000	361,548
05/15/2027	5.500%	140,000	138,424
Total			623,604
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	207,000	208,263
09/01/2023	7.625%	155,000	140,051
Interval Acquisition Corp.
04/15/2023	5.625%	249,000	250,391
Total			598,705
Consumer Products 0.1%
Energizer Gamma Acquisition, Inc.(a)
07/15/2026	6.375%	87,000	89,410
Mattel, Inc.(a)
12/31/2025	6.750%	152,000	147,305
Prestige Brands, Inc.(a)
03/01/2024	6.375%	280,000	280,608
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	267,000	275,677
12/15/2026	5.250%	76,000	73,097
Spectrum Brands, Inc.
07/15/2025	5.750%	394,000	394,835
Total			1,260,932

6	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Apergy Corp.(a)
05/01/2026	6.375%	311,000	317,297
Gates Global LLC/Co.(a)
07/15/2022	6.000%	133,000	133,914
SPX FLOW, Inc.(a)
08/15/2024	5.625%	116,000	115,412
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	188,000	205,392
Total			772,015
Electric 3.3%
AES Corp.
03/15/2023	4.500%	342,000	340,917
09/01/2027	5.125%	117,000	118,180
Calpine Corp.
01/15/2025	5.750%	96,000	88,302
Calpine Corp.(a)
06/01/2026	5.250%	195,000	184,479
CMS Energy Corp.
03/01/2024	3.875%	1,590,000	1,580,896
02/15/2027	2.950%	95,000	87,118
08/15/2027	3.450%	1,325,000	1,261,836
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	4,570,000	4,319,299
DTE Energy Co.
10/01/2026	2.850%	13,312,000	12,132,663
Duke Energy Corp.
08/15/2027	3.150%	2,825,000	2,641,672
09/01/2046	3.750%	3,345,000	3,012,032
Duke Energy Progress LLC
03/30/2044	4.375%	1,635,000	1,688,564
09/15/2047	3.600%	1,385,000	1,262,875
Duke Energy Progress, Inc.
08/15/2045	4.200%	1,505,000	1,511,155
Emera U.S. Finance LP
06/15/2046	4.750%	9,190,000	9,201,203
Energuate Trust(a)
05/03/2027	5.875%	1,810,000	1,718,486
Indiana Michigan Power Co.
07/01/2047	3.750%	993,000	919,921
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	198,000	186,378
NRG Energy, Inc.
01/15/2027	6.625%	295,000	305,055
NRG Yield Operating LLC
08/15/2024	5.375%	345,000	343,911
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co.
12/01/2027	3.300%	579,000	529,923
12/01/2047	3.950%	7,360,000	6,473,120
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	227,000	229,285
Southern Co. (The)
07/01/2026	3.250%	6,293,000	5,966,607
07/01/2036	4.250%	1,275,000	1,258,295
07/01/2046	4.400%	720,000	718,553
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	194,000	182,667
Vistra Energy Corp.
11/01/2024	7.625%	85,000	91,327
Vistra Energy Corp.(a)
01/30/2026	8.125%	502,000	552,276
WEC Energy Group, Inc.
06/15/2025	3.550%	700,000	689,338
Xcel Energy, Inc.
06/01/2025	3.300%	3,165,000	3,057,080
06/15/2028	4.000%	4,510,000	4,537,493
Total			67,190,906
Finance Companies 1.2%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	184,000	183,644
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	10,000,000	9,791,880
11/15/2035	4.418%	11,580,000	11,279,603
iStar, Inc.
04/01/2022	6.000%	169,000	169,493
Navient Corp.
06/15/2022	6.500%	602,000	614,177
06/15/2026	6.750%	190,000	187,080
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	20,000	20,036
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	286,000	279,164
Quicken Loans, Inc.(a)
05/01/2025	5.750%	308,000	306,783
Springleaf Finance Corp.
03/15/2023	5.625%	73,000	73,169
03/15/2025	6.875%	304,000	308,451
Unifin Financiera SAB de CV SOFOM ENR(a)
01/15/2025	7.000%	1,440,000	1,384,129
Total			24,597,609

Columbia Total Return Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.3%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	5,943,000	6,206,257
B&G Foods, Inc.
04/01/2025	5.250%	297,000	285,125
Bacardi Ltd.(a)
05/15/2048	5.300%	10,345,000	10,074,240
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	254,000	233,105
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	264,000	239,896
Kraft Heinz Foods Co.
06/01/2046	4.375%	11,478,000	10,193,256
MARB BondCo PLC(a)
03/15/2024	7.000%	1,050,000	1,025,042
MHP SE(a)
05/10/2024	7.750%	1,515,000	1,554,034
Molson Coors Brewing Co.
07/15/2046	4.200%	10,043,000	9,171,920
Mondelez International, Inc.(a)
10/28/2019	1.625%	6,000,000	5,897,484
Post Holdings, Inc.(a)
03/01/2027	5.750%	540,000	525,830
01/15/2028	5.625%	92,000	87,724
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% 08/21/2020	2.781%	2,200,000	2,204,444
Total			47,698,357
Gaming 0.2%
Boyd Gaming Corp.
05/15/2023	6.875%	198,000	208,450
Boyd Gaming Corp.(a)
08/15/2026	6.000%	217,000	218,332
Eldorado Resorts, Inc.
04/01/2025	6.000%	187,000	189,130
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	227,000	230,568
06/01/2028	5.750%	77,000	78,285
International Game Technology PLC(a)
02/15/2022	6.250%	515,000	532,903
02/15/2025	6.500%	119,000	125,557
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	159,000	164,248
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	238,000	223,672
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International
03/15/2023	6.000%	506,000	525,164
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	192,000	181,252
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	185,000	183,784
Scientific Games International, Inc.
12/01/2022	10.000%	255,000	272,296
Scientific Games International, Inc.(a)
10/15/2025	5.000%	321,000	307,453
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	146,000	150,411
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	764,067	191,017
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	318,000	314,169
05/15/2027	5.250%	30,000	28,183
Total			4,124,874
Health Care 2.4%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	207,000	211,963
Amsurg Corp.
07/15/2022	5.625%	91,000	93,131
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.344%	4,916,000	4,944,242
Becton Dickinson and Co.
06/06/2027	3.700%	8,200,000	7,866,522
05/15/2044	4.875%	2,430,000	2,385,925
Cardinal Health, Inc.
06/15/2027	3.410%	4,920,000	4,549,706
06/15/2047	4.368%	2,480,000	2,199,495
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	348,000	336,675
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	99,000	100,234
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	152,000	141,339
CHS/Community Health Systems, Inc.(a)
06/30/2024	8.125%	15,000	12,333
CVS Health Corp.
03/25/2048	5.050%	8,165,000	8,455,772
DaVita, Inc.
07/15/2024	5.125%	138,000	134,069
05/01/2025	5.000%	181,000	170,598
Envision Healthcare Corp.(a)
12/01/2024	6.250%	4,000	4,275

8	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co.
07/15/2046	4.800%	8,305,000	8,009,060
HCA, Inc.
04/15/2025	5.250%	873,000	893,602
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	6,945,000	6,897,267
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	301,000	311,206
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	83,000	85,835
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	308,000	314,179
Tenet Healthcare Corp.
07/15/2024	4.625%	235,000	227,788
05/01/2025	5.125%	122,000	118,355
Tenet Healthcare Corp.(a)
08/01/2025	7.000%	183,000	184,467
Total			48,648,038
Healthcare Insurance 0.1%
Centene Corp.
01/15/2025	4.750%	305,000	304,947
Centene Corp.(a)
06/01/2026	5.375%	302,000	309,042
UnitedHealth Group, Inc.
10/15/2047	3.750%	1,480,000	1,390,519
WellCare Health Plans, Inc.
04/01/2025	5.250%	308,000	309,588
Total			2,314,096
Home Construction 0.0%
Lennar Corp.
11/15/2024	5.875%	173,000	178,725
06/01/2026	5.250%	50,000	48,827
Meritage Homes Corp.
04/01/2022	7.000%	213,000	229,655
06/01/2025	6.000%	181,000	182,552
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	156,000	156,077
Total			795,836
Independent Energy 0.4%
Callon Petroleum Co.
10/01/2024	6.125%	91,000	92,564
Callon Petroleum Co.(a)
07/01/2026	6.375%	340,000	343,047
Canadian Natural Resources Ltd.
06/30/2033	6.450%	855,000	1,008,686
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	238,000	242,572
Centennial Resource Production LLC(a)
01/15/2026	5.375%	50,000	48,654
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	148,000	148,450
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	377,000	363,955
Diamondback Energy, Inc.
05/31/2025	5.375%	924,000	925,583
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	22,000	21,505
01/30/2028	5.750%	368,000	360,298
Halcon Resources Corp.
02/15/2025	6.750%	355,000	330,582
Hess Corp.
02/15/2041	5.600%	945,000	977,184
04/01/2047	5.800%	3,000	3,185
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	190,000	183,954
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	281,000	276,734
Laredo Petroleum, Inc.
03/15/2023	6.250%	357,000	359,511
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	408,000	403,564
10/15/2027	5.625%	70,000	69,680
PDC Energy, Inc.
09/15/2024	6.125%	232,000	233,179
SM Energy Co.
09/15/2026	6.750%	421,000	429,341
Whiting Petroleum Corp.
01/15/2026	6.625%	260,000	268,613
WPX Energy, Inc.
01/15/2022	6.000%	29,000	30,164
09/15/2024	5.250%	157,000	156,379
06/01/2026	5.750%	139,000	139,517
Total			7,416,901
Integrated Energy 0.3%
Cenovus Energy, Inc.
11/15/2039	6.750%	4,530,000	5,210,152
Leisure 0.0%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	166,000	173,671

Columbia Total Return Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	108,000	106,536
03/15/2026	5.625%	92,000	92,070
Viking Cruises Ltd.(a)
09/15/2027	5.875%	183,000	179,505
Total			551,782
Life Insurance 1.0%
Brighthouse Financial, Inc.
06/22/2047	4.700%	4,240,000	3,649,143
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	1,095,000	1,025,389
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	3,690,000	3,412,770
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,705,000	2,636,315
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	395,000	419,735
05/15/2047	4.270%	5,145,000	5,064,115
Voya Financial, Inc.
06/15/2026	3.650%	1,592,000	1,514,132
06/15/2046	4.800%	2,558,000	2,533,303
Total			20,254,902
Media and Entertainment 0.1%
Discovery Communications LLC
09/20/2047	5.200%	846,000	833,179
Match Group, Inc.
06/01/2024	6.375%	334,000	354,919
Match Group, Inc.(a)
12/15/2027	5.000%	133,000	125,029
Netflix, Inc.(a)
04/15/2028	4.875%	439,000	415,193
11/15/2028	5.875%	494,000	496,026
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	369,000	372,066
Total			2,596,412
Metals and Mining 0.2%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	304,000	315,218
Constellium NV(a)
05/15/2024	5.750%	381,000	377,880
02/15/2026	5.875%	64,000	62,974
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
11/14/2024	4.550%	351,000	339,071
03/15/2043	5.450%	772,000	685,360
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	86,000	89,532
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	447,000	462,515
Novelis Corp.(a)
09/30/2026	5.875%	230,000	220,459
Teck Resources Ltd.
07/15/2041	6.250%	391,000	407,644
Total			2,960,653
Midstream 1.8%
DCP Midstream Operating LP
07/15/2025	5.375%	124,000	126,597
04/01/2044	5.600%	115,000	110,133
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	143,000	144,103
Energy Transfer Equity LP
06/01/2027	5.500%	618,000	633,234
Enterprise Products Operating LLC
02/15/2045	5.100%	1,837,000	1,941,332
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	360,000	368,434
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	990,000	1,209,817
01/15/2038	6.950%	360,000	425,413
11/15/2040	7.500%	1,555,000	1,889,575
Kinder Morgan, Inc.
02/15/2046	5.050%	8,580,000	8,461,845
MPLX LP
04/15/2048	4.700%	2,850,000	2,706,673
NGPL PipeCo LLC(a)
08/15/2022	4.375%	66,000	66,173
08/15/2027	4.875%	80,000	79,985
12/15/2037	7.768%	98,000	119,610
NuStar Logistics LP
04/28/2027	5.625%	159,000	155,756
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	1,715,000	1,687,008
06/01/2042	5.150%	2,134,000	2,018,499
06/15/2044	4.700%	7,475,000	6,805,786
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	239,000	238,002
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	104,000	102,212
02/15/2026	5.500%	157,000	149,739

10	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	302,000	303,396
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	118,000	120,520
01/15/2028	5.000%	90,000	85,056
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	621,000	613,446
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	246,000	243,621
Williams Partners LP
09/15/2045	5.100%	6,450,000	6,562,236
Total			37,368,201
Natural Gas 0.8%
NiSource, Inc.
02/15/2023	3.850%	3,305,000	3,307,786
05/15/2047	4.375%	4,850,000	4,855,689
Sempra Energy
11/15/2020	2.850%	5,135,000	5,068,656
11/15/2025	3.750%	3,620,000	3,547,408
06/15/2027	3.250%	302,000	282,673
Total			17,062,212
Oil Field Services 0.1%
Calfrac Holdings LP(a)
06/15/2026	8.500%	91,000	87,782
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	134,000	138,983
Nabors Industries, Inc.
01/15/2023	5.500%	18,000	17,470
Nabors Industries, Inc.(a)
02/01/2025	5.750%	381,000	360,248
Rowan Companies, Inc.
01/15/2024	4.750%	105,000	90,825
SESI LLC
09/15/2024	7.750%	174,000	179,583
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	133,000	134,280
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	47,000	47,831
Transocean, Inc.(a)
01/15/2026	7.500%	105,000	107,520
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	245,000	251,949
Weatherford International Ltd.
02/15/2024	9.875%	213,000	216,202
Total			1,632,673
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.4%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	346,000	335,972
Massachusetts Institute of Technology
07/01/2114	4.678%	2,869,000	3,104,209
07/01/2116	3.885%	1,510,000	1,384,794
President and Fellows of Harvard College
07/15/2046	3.150%	1,454,000	1,268,941
07/15/2056	3.300%	2,495,000	2,196,351
WeWork Companies, Inc.(a)
05/01/2025	7.875%	83,000	80,928
Total			8,371,195
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	159,000	159,598
03/15/2027	5.375%	369,000	366,525
Total			526,123
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	501,000	489,054
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	155,000	155,941
Multi-Color Corp.(a)
11/01/2025	4.875%	182,000	169,061
Novolex (a)
01/15/2025	6.875%	93,000	90,403
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	159,000	161,561
Total			1,066,020
Pharmaceuticals 1.9%
AbbVie, Inc.
05/14/2020	2.500%	3,380,000	3,341,532
Allergan Funding SCS
03/15/2025	3.800%	5,558,000	5,454,605
Amgen, Inc.
05/22/2019	2.200%	15,367,000	15,308,575
05/01/2045	4.400%	1,805,000	1,772,815
06/15/2048	4.563%	2,383,000	2,388,879
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	89,000	88,223
03/15/2024	7.000%	25,000	26,550
04/15/2025	6.125%	296,000	276,864
11/01/2025	5.500%	239,000	239,711
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	158,000	154,804

Columbia Total Return Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celgene Corp.
02/20/2048	4.550%	1,870,000	1,769,667
Gilead Sciences, Inc.
09/20/2019	1.850%	2,190,000	2,165,122
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	346,000	349,072
Johnson & Johnson
12/05/2033	4.375%	1,798,000	1,940,542
03/03/2037	3.625%	2,815,000	2,752,729
Valeant Pharmaceuticals International, Inc.(a)
04/01/2026	9.250%	360,000	382,905
01/31/2027	8.500%	53,000	54,494
Total			38,467,089
Property & Casualty 0.4%
CNA Financial Corp.
08/15/2027	3.450%	7,772,000	7,252,792
HUB International Ltd.(a)
05/01/2026	7.000%	260,000	260,928
Liberty Mutual Group, Inc.(a)
05/01/2042	6.500%	1,150,000	1,421,379
Total			8,935,099
Railroads 0.6%
Canadian National Railway Co.
02/03/2020	2.400%	5,115,000	5,069,241
CSX Corp.
05/30/2042	4.750%	1,335,000	1,397,546
11/01/2046	3.800%	710,000	652,651
11/01/2066	4.250%	4,481,000	4,035,656
Total			11,155,094
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	213,000	202,736
IRB Holding Corp.(a)
02/15/2026	6.750%	113,000	107,682
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	126,000	123,947
McDonald’s Corp.
12/09/2045	4.875%	2,790,000	2,967,268
Total			3,401,633
Retailers 0.2%
Cencosud SA(a)
02/12/2045	6.625%	880,000	894,716
L Brands, Inc.
11/01/2035	6.875%	170,000	146,460
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Party City Holdings, Inc.(a),(i)
08/01/2026	6.625%	54,000	54,140
Penske Automotive Group, Inc.
12/01/2024	5.375%	73,000	71,480
Walmart, Inc.
06/29/2048	4.050%	2,810,000	2,853,628
Total			4,020,424
Supermarkets 0.4%
Kroger Co. (The)
04/15/2042	5.000%	1,527,000	1,520,156
01/15/2048	4.650%	6,723,000	6,477,530
Total			7,997,686
Technology 1.8%
Apple, Inc.
09/12/2027	2.900%	3,645,000	3,450,558
09/12/2047	3.750%	1,965,000	1,869,479
Ascend Learning LLC(a)
08/01/2025	6.875%	101,000	102,260
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	17,880,000	16,768,356
Camelot Finance SA(a)
10/15/2024	7.875%	391,000	388,200
CDK Global, Inc.
06/15/2026	5.875%	38,000	39,006
06/01/2027	4.875%	205,000	200,949
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.340% 09/20/2019	2.665%	7,345,000	7,369,775
Equinix, Inc.
01/15/2026	5.875%	473,000	488,869
First Data Corp.(a)
12/01/2023	7.000%	556,000	581,670
Gartner, Inc.(a)
04/01/2025	5.125%	347,000	349,621
Informatica LLC(a)
07/15/2023	7.125%	205,000	208,019
Iron Mountain, Inc.(a)
03/15/2028	5.250%	283,000	261,731
Oracle Corp.
11/15/2047	4.000%	3,030,000	2,949,532
PTC, Inc.
05/15/2024	6.000%	220,000	229,687
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	326,000	309,716
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	152,000	159,778

12	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Symantec Corp.(a)
04/15/2025	5.000%	409,000	403,579
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	139,000	134,557
Total			36,265,342
Tobacco 0.3%
BAT Capital Corp.(a)
08/14/2020	2.297%	5,505,000	5,401,071
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	258,000	254,476
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	99,000	91,576
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	2,705,000	2,544,442
FedEx Corp.
04/01/2046	4.550%	5,620,000	5,583,183
Hertz Corp. (The)(a)
06/01/2022	7.625%	116,000	113,227
Total			8,586,904
Wireless 0.6%
Altice France SA(a)
05/01/2026	7.375%	489,000	483,524
02/01/2027	8.125%	127,000	129,579
America Movil SAB de CV
03/30/2020	5.000%	8,090,000	8,282,534
Comunicaciones Celulares SA Via Comcel Trust(a)
02/06/2024	6.875%	855,000	889,674
Millicom International Cellular SA(a)
01/15/2028	5.125%	315,000	296,263
SBA Communications Corp.
09/01/2024	4.875%	469,000	453,751
Sprint Corp.
06/15/2024	7.125%	124,000	127,698
02/15/2025	7.625%	887,000	929,009
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	584,000	613,911
02/01/2026	4.500%	172,000	161,387
02/01/2028	4.750%	286,000	265,115
Wind Tre SpA(a)
01/20/2026	5.000%	408,000	367,642
Total			13,000,087
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.7%
AT&T, Inc.
03/01/2037	5.250%	3,610,000	3,614,711
03/01/2047	5.450%	2,445,000	2,471,049
CenturyLink, Inc.
03/15/2022	5.800%	268,000	268,312
12/01/2023	6.750%	242,000	247,882
Frontier Communications Corp.
09/15/2022	10.500%	50,000	45,428
01/15/2023	7.125%	116,000	84,095
09/15/2025	11.000%	95,000	77,174
Frontier Communications Corp.(a)
04/01/2026	8.500%	127,000	121,956
Level 3 Financing, Inc.
05/01/2025	5.375%	191,000	186,225
Telecom Italia Capital SA
09/30/2034	6.000%	225,000	222,462
Telecom Italia SpA(a)
05/30/2024	5.303%	140,000	140,351
Verizon Communications, Inc.
08/10/2033	4.500%	5,615,000	5,571,175
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	768,000	760,465
Total			13,811,285
Total Corporate Bonds & Notes (Cost $568,282,366)			532,902,096

Foreign Government Obligations(n) 1.9%

Argentina 0.3%
Argentine Republic Government International Bond
01/26/2027	6.875%	2,600,000	2,371,512
Provincia de Buenos Aires(a)
06/15/2027	7.875%	2,800,000	2,492,336
Provincia de Cordoba(a)
08/01/2027	7.125%	1,300,000	1,072,153
Total			5,936,001
Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	660,000	690,559
Colombia 0.1%
Ecopetrol SA
09/18/2043	7.375%	820,000	935,752
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	795,835

Columbia Total Return Bond Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Foreign Government Obligations(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	1,015,000	1,070,843
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	1,710,000	1,857,871
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	2,510,000	2,440,312
Mexico 0.9%
Petroleos Mexicanos
03/13/2027	6.500%	2,241,000	2,269,853
09/21/2047	6.750%	18,095,000	16,749,546
Total			19,019,399
Paraguay 0.1%
Paraguay Government International Bond(a)
03/13/2048	5.600%	898,000	924,602
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	1,284,066
Sberbank of Russia Via SB Capital SA(a)
Subordinated
10/29/2022	5.125%	490,000	492,457
Total			1,776,523
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	855,000	805,140
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	1,690,000	1,683,467
Total Foreign Government Obligations (Cost $40,669,552)			37,936,304

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	545,000	627,246
Series 2015B
01/01/2033	7.375%	415,000	467,792
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	705,000	727,659
Total			1,822,697
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	840,000	1,057,417
Total Municipal Bonds (Cost $2,457,391)			2,880,114

Residential Mortgage-Backed Securities - Agency 26.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	323	325
03/01/2022- 11/01/2026	8.500%	49,249	53,568
08/01/2024- 02/01/2025	8.000%	39,078	41,643
10/01/2028- 07/01/2032	7.000%	551,417	613,399
10/01/2031- 09/01/2033	6.000%	32,396	35,183
06/01/2033	5.500%	405,828	441,589
01/01/2046- 12/01/2046	3.500%	32,446,523	32,240,777
04/01/2046	4.000%	11,748,037	11,975,293
Federal Home Loan Mortgage Corp.(i)
08/13/2048	4.000%	18,000,000	18,274,595
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3922 Class SH
1-month USD LIBOR + 5.900% 09/15/2041	3.828%	1,021,599	121,001
CMO Series 4097 Class ST
1-month USD LIBOR + 6.050% 08/15/2042	3.978%	2,265,156	347,315
CMO STRIPS Series 2012-278 Class S1
1-month USD LIBOR + 6.050% 09/15/2042	3.978%	3,637,145	514,151
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	3.898%	1,250,678	195,527
Federal Home Loan Mortgage Corp.(h)
CMO Series 4176 Class BI
03/15/2043	3.500%	2,769,398	517,987
CMO Series 4182 Class DI
05/15/2039	3.500%	7,996,869	821,458

14	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	1.243%	2,502,278	106,767
Federal National Mortgage Association
09/01/2018	10.000%	1	1
04/01/2023	8.500%	1,468	1,476
06/01/2024	9.000%	5,965	6,157
02/01/2025- 08/01/2027	8.000%	77,912	84,646
03/01/2026- 08/01/2032	7.000%	1,419,791	1,580,942
04/01/2027- 06/01/2032	7.500%	146,332	160,528
05/01/2029- 08/01/2038	6.000%	2,557,966	2,766,212
01/01/2031	2.500%	7,596,854	7,386,930
08/01/2034	5.500%	98,900	107,585
10/01/2040- 07/01/2041	4.500%	5,905,387	6,178,172
05/01/2043- 03/01/2046	3.500%	15,253,166	15,181,871
08/01/2043- 05/01/2048	4.000%	54,420,974	55,477,758
12/01/2043	3.000%	22,682,425	22,076,454
CMO Series 2017-72 Class B
09/25/2047	3.000%	16,694,277	16,336,988
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% 06/01/2032	3.915%	3,382	3,395
1-year CMT + 2.305% 07/01/2037	4.492%	114,916	114,479
Federal National Mortgage Association(i)
08/16/2033	2.500%	27,000,000	26,131,993
08/16/2033- 08/13/2048	3.000%	46,500,000	45,681,757
08/13/2048	3.500%	59,000,000	58,457,424
08/13/2048	4.000%	39,750,000	40,377,303
08/13/2048	4.500%	12,500,000	12,965,820
08/13/2048	5.000%	36,000,000	38,026,408
Federal National Mortgage Association(o)
11/01/2046	3.500%	29,499,560	29,387,783
Federal National Mortgage Association(h)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	4,135,574	601,181
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	3.836%	5,495,473	923,876
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.086%	3,099,726	501,621
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	3.936%	2,965,197	509,142
Government National Mortgage Association
12/15/2023- 07/20/2028	7.500%	119,765	128,936
02/15/2025	8.500%	14,242	15,617
01/15/2030	7.000%	177,105	200,572
Government National Mortgage Association(b)
1-year CMT + 1.500% 07/20/2025	2.750%	13,564	13,899
Government National Mortgage Association(i)
08/21/2048	3.500%	64,500,000	64,527,716
08/21/2048	4.500%	23,000,000	23,885,859
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	6,907,540	1,138,924
Government National Mortgage Association(b),(h)
CMO Series 2018-89 Class SM
1-month USD LIBOR + 6.200% 06/20/2048	4.114%	19,971,681	3,270,363
Total Residential Mortgage-Backed Securities - Agency (Cost $547,759,033)			540,510,366

Residential Mortgage-Backed Securities - Non-Agency 19.2%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	1,214,592	1,214,322
CMO Series 2017-A Class A
04/25/2057	3.470%	3,648,418	3,641,492
Series 2017-B Class A
09/25/2056	3.163%	11,010,973	10,813,179
American Mortgage Trust(c),(e),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	1,780	1,079
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-2 Class A3
07/27/2048	3.878%	4,843,376	4,842,636
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	5,365,076	5,313,578
Arroyo Mortgage Trust(a),(g)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	6,759,037	6,734,603
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	5,560,626	5,541,173
ASG Resecuritization Trust(a),(g)
CMO Series 2009-2 Class G70
05/24/2036	3.758%	1,049,718	1,046,524

Columbia Total Return Bond Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-2 Class G75
05/24/2036	3.758%	4,335,000	4,286,211
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	364,928	364,977
Series 2017-RN8 Class A1
11/28/2032	3.352%	3,995,743	3,991,061
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	6,201,592	6,205,348
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN1 Class A1
01/28/2033	3.278%	2,831,527	2,827,727
CMO Series 2018-RN3 Class A1
03/28/2033	3.672%	1,447,984	1,449,531
Bayview Opportunity Master Fund IVa Trust(a),(e)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	8,000,000	8,000,000
Bayview Opportunity Master Fund IVA Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,000,000	1,036,770
BCAP LLC Trust(a),(g)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.120%	2,158,961	2,156,249
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.819%	39,103	39,077
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	721,699	717,680
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	3,805,447	3,805,208
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.841%	6,600,000	6,653,258
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	6,488,662	6,231,959
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	11,351,065	11,335,641
Citigroup Mortgage Loan Trust(a),(g)
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	4,779,970	4,778,286
Citigroup Mortgage Loan Trust(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.097%	5,000,000	5,034,203
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-11 Class 3A3
09/25/2034	3.688%	687,000	685,273
CMO Series 2013-2 Class 1A1
11/25/2037	3.755%	289,479	289,733
CMO Series 2014-12 Class 3A1
10/25/2035	3.953%	2,982,844	3,012,231
CMO Series 2014-C Class A
02/25/2054	3.250%	711,646	695,578
CMO Series 2015-A Class A4
06/25/2058	4.250%	2,099,334	2,127,588
CMO Series 2015-A Class B3
06/25/2058	4.500%	925,886	881,487
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	10,094,894	237,065
COLT LLC(a),(b),(c)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	5.814%	46,711	46,711
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	210,198	209,972
CMO Series 2018-1 Class A2
02/25/2048	2.981%	1,275,690	1,264,155
COLT Mortgage Loan Trust(a),(g)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	1,000,000	959,674
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2009-14R Class 4A9
10/26/2035	3.982%	5,943,644	6,193,663
CMO Series 2010-8R Class 1A5
03/26/2036	3.755%	4,500,000	4,529,278
CMO Series 2011-12R Class 3A1
07/27/2036	3.883%	1,012,121	1,017,036
CMO Series 2017-RPL3 Class A1
08/01/2057	4.000%	12,306,625	12,345,012
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	704,992	710,298
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	2,629,381	2,626,097
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2016-1A Class A2
07/25/2046	5.500%	734,666	742,013

16	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	498,128
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	423,000	417,906
CMO Series 2018-1A Class M1
12/25/2057	3.939%	3,000,000	2,999,061
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	4,359,213	4,360,597
CMO Series 2017-3 Class A1
04/25/2047	3.352%	2,118,719	2,119,192
CMO Series 2018-2 Class A1
06/26/2023	4.090%	10,982,259	10,981,188
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	20,370,967	19,942,790
JPMorgan Resecuritization Trust(a),(g)
CMO Series 2014-1 Class 1016
03/26/2036	3.776%	2,219,477	2,213,247
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	982,334	978,578
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	5,422,195	5,361,328
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	1,298,000	1,204,880
LVII Resecuritization Trust(a),(g)
Subordinated, CMO Series 2009-3 Class B3
11/27/2037	5.777%	8,000,000	8,194,042
Mill City Mortgage Loan Trust(a),(g)
CMO Series 2018-1 Class A1
05/25/2062	3.250%	2,532,570	2,506,446
Morgan Stanley Re-Remic Trust(a),(g)
CMO Series 2010-R1 Class 2B
07/26/2035	3.778%	349,396	348,852
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	4,500,000	4,500,244
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	9,376,073	9,329,649
Subordinated, CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	3,750,429	3,740,677
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	6,398,724	6,355,853
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% 01/26/2036	2.611%	1,826,037	1,810,787
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2018-PLS2 Class A
02/25/2023	3.265%	5,251,594	5,222,168
Series 2018-PLS1 Class A
01/25/2023	3.193%	14,254,048	14,138,481
Series 2018-PLS1 Class C
01/25/2023	3.981%	9,560,642	9,467,609
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	6,230,704	6,189,449
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	8,901,006	8,843,889
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.000%	5,000,000	5,000,000
Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.314%	3,374,099	3,378,317
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	6.064%	6,200,000	6,218,310
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	4.914%	9,800,000	9,914,184
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	4,500,000	4,470,194
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	9,527,972	9,476,756
CMO Series 2017-3A Class A2
11/25/2022	5.000%	3,000,000	2,940,043
CMO Series 2018-1A Class A1
04/25/2023	3.750%	9,182,563	9,121,875
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2017-NPL3 Class A1
06/29/2032	3.250%	4,850,419	4,817,281
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	12,408,912	12,294,335
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2017-NPL5 Class A1
12/30/2032	3.327%	4,592,524	4,568,398

Columbia Total Return Bond Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	5,957,254	5,957,147
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	263,062	262,408
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	13,542	13,545
Towd Point Mortgage Trust(a)
CMO Series 2018-2 Class A1
03/25/2058	3.250%	5,891,643	5,824,381
U.S. Residential Opportunity Fund IV Trust(a)
Series 2017-1III Class A
11/27/2037	3.352%	3,807,150	3,776,678
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	10,279,075	10,179,423
Subordinated, CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	3,000,000	2,974,614
Verus Securitization Trust(a),(g)
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	13,452,220	13,435,551
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $395,030,905)			392,983,117

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(p)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.097%	171,614	115,982
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.092%	77,000	77,069
Property & Casualty 0.0%
Hub International Limited(b),(p)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.335%	84,000	83,916
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(b),(p)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.077%	28,783	28,746
Misys Ltd./Almonde/Tahoe(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.807%	94,196	92,857
Total			121,603
Total Senior Loans (Cost $451,809)			398,570

U.S. Treasury Obligations 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/2024	2.250%	25,461,000	24,508,990
U.S. Treasury(o)
08/15/2027	2.250%	6,872,500	6,487,172
Total U.S. Treasury Obligations (Cost $32,164,383)			30,996,162

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(q),(r)	74,785,005	74,777,527
Total Money Market Funds (Cost $74,779,721)		74,777,527
Total Investments in Securities (Cost: $2,435,765,134)		2,375,922,503
Other Assets & Liabilities, Net		(330,532,268)
Net Assets		2,045,390,235

At July 31, 2018, securities and/or cash totaling $11,923,729 were pledged as collateral.
18	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,501	09/2018	USD	420,683,241	—	(824,370)
U.S. Treasury 5-Year Note	1,233	09/2018	USD	139,952,750	—	(33,959)
U.S. Ultra Bond	482	09/2018	USD	76,339,309	541,166	—
Total					541,166	(858,329)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(607)	09/2018	EUR	(98,706,115)	—	(784,954)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(200,000,000)	(200,000,000)	3.10	10/25/2018	(1,550,000)	(1,466,340)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	8,000,000	526,466	(4,667)	549,994	—	—	(28,195)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	4,000,000	263,232	(2,333)	255,386	—	5,513	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	2,000,000	131,617	(1,167)	127,693	—	2,757	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	4,500,000	296,137	(2,625)	341,650	—	—	(48,138)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	4,600,000	302,717	(2,683)	355,096	—	—	(55,062)
Total								(13,475)	1,629,819	—	8,270	(131,395)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	4.490	USD	7,500,000	(485,157)	4,375	—	(615,859)	135,077	—
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	4.490	USD	3,000,000	(194,062)	1,750	—	(251,643)	59,331	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	4.490	USD	4,100,000	(265,219)	2,392	—	(446,955)	184,128	—
Total									8,517	—	(1,314,457)	378,536	—
Columbia Total Return Bond Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $1,145,315,179, which represents 55.99% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2018.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2018, the value of these securities amounted to $12,755,951, which represents 0.62% of net assets.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued basis.
(j)	Non-income producing investment.
(k)	Negligible market value.
(l)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2018.
(m)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2018, the value of these securities amounted to $41,069, which represents less than 0.01% of net assets.
(n)	Principal and interest may not be guaranteed by the government.
(o)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(p)	The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(q)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(r)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	97,258,162	274,236,973	(296,710,130)	74,785,005	4,112	(2,036)	292,039	74,777,527
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
20	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Total Return Bond Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	36,873,102	—	—	36,873,102
Asset-Backed Securities — Non-Agency	—	476,726,499	10,681,516	—	487,408,015
Commercial Mortgage-Backed Securities - Agency	—	56,900,953	—	—	56,900,953
Commercial Mortgage-Backed Securities - Non-Agency	—	181,162,405	—	—	181,162,405
Common Stocks
Financials	73,735	—	—	—	73,735
Industrials	120,037	—	—	—	120,037
Total Common Stocks	193,772	—	—	—	193,772
Corporate Bonds & Notes	—	532,861,027	41,069	—	532,902,096
Foreign Government Obligations	—	37,936,304	—	—	37,936,304
Municipal Bonds	—	2,880,114	—	—	2,880,114
Residential Mortgage-Backed Securities - Agency	—	540,510,366	—	—	540,510,366
Residential Mortgage-Backed Securities - Non-Agency	—	388,814,997	4,168,120	—	392,983,117
Senior Loans	—	398,570	—	—	398,570
U.S. Treasury Obligations	30,996,162	—	—	—	30,996,162
Money Market Funds	—	—	—	74,777,527	74,777,527
Total Investments in Securities	31,189,934	2,255,064,337	14,890,705	74,777,527	2,375,922,503
Investments in Derivatives
Asset
Futures Contracts	541,166	—	—	—	541,166
Swap Contracts	—	386,806	—	—	386,806
Liability
Futures Contracts	(1,643,283)	—	—	—	(1,643,283)
Options Contracts Written	—	(1,466,340)	—	—	(1,466,340)
Swap Contracts	—	(131,395)	—	—	(131,395)
Total	30,087,817	2,253,853,408	14,890,705	74,777,527	2,373,609,457
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
22	Columbia Total Return Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 04/30/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 07/31/2018 ($)
Asset-Backed Securities — Non-Agency	14,359,830	11,229	—	(327,711)	4,436,330	—	1,497,188	(9,295,350)	10,681,516
Common Stocks	—	—	—	—	—	—	—	—	—
Corporate Bonds & Notes	41,069	—	—	—	—	—	—	—	41,069
Residential Mortgage-Backed Securities — Non-Agency	35,482,021	6	1,057	5,837	—	(1,124,942)	—	(30,195,859)	4,168,120
Total	49,882,920	11,235	1,057	(321,874)	4,436,330	(1,124,942)	1,497,188	(39,491,209)	14,890,705
(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2018 was $(321,874), which is comprised of Asset-Backed Securities — Non-Agency of $(327,711) and Residential Mortgage-Backed Securities — Non-Agency of $5,837.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds and common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the secuirty within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.
Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Total Return Bond Fund | Quarterly Report 2018	23

Portfolio of Investments
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	8.889%	500,000	507,493
CLUB Credit Trust(a)
Subordinated Series 2017-NP1 Class C
04/17/2023	5.130%	300,000	303,127
Conn’s Receivables Funding LLC(a)
Series 2017-B Class A
07/15/2020	2.730%	165,349	165,309
Subordinated, Series 2017-B Class B
11/15/2020	4.520%	300,000	302,184
Consumer Loan Underlying Bond Credit Trust(a)
Series 2017-NP2 Class A
01/16/2024	2.550%	107,842	107,767
Series 2017-NP2 Class B
01/16/2024	3.500%	200,000	199,443
Hertz Vehicle Financing II LP(a)
Subordinated, Series 2016-3A Class D
07/25/2020	5.410%	250,000	250,462
Marlette Funding Trust(a)
Subordinated, Series 2018-2A Class C
07/17/2028	4.370%	206,000	205,511
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	9.017%	500,000	506,678
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.798%	500,000	496,726
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	200,000	199,609
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	500,000	506,985
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	750,000	754,122
Total Asset-Backed Securities — Non-Agency (Cost $4,497,850)			4,505,416

Commercial Mortgage-Backed Securities - Non-Agency 0.8%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	460,000	437,893
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	250,000	207,374
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independence Plaza Trust(a)
Series 2018-INDP Class C
07/10/2035	4.158%	250,000	249,370
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% 02/15/2032	4.172%	250,000	252,953
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,150,036)			1,147,590

Common Stocks 11.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Automobiles —%
General Motors Co.	2,400	90,984
Hotels, Restaurants & Leisure 0.3%
Carnival Corp.	900	53,316
Extended Stay America, Inc.	2,550	54,290
Las Vegas Sands Corp.	1,000	71,900
McDonald’s Corp.	1,000	157,540
Six Flags Entertainment Corp.	800	51,960
Total		389,006
Leisure Products —%
Hasbro, Inc.	500	49,805
Multiline Retail 0.1%
Target Corp.	1,350	108,918
Specialty Retail 0.1%
Home Depot, Inc. (The)	350	69,132
Williams-Sonoma, Inc.	900	52,641
Total		121,773
Total Consumer Discretionary		760,486
Consumer Staples 0.9%
Beverages 0.2%
Molson Coors Brewing Co., Class B	800	53,600
PepsiCo, Inc.	1,800	207,000
Total		260,600
Food & Staples Retailing 0.1%
Walmart, Inc.	1,100	98,153
Columbia Multi-Asset Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.2%
General Mills, Inc.	600	27,636
Kellogg Co.	1,400	99,442
Mondelez International, Inc., Class A	1,850	80,253
Total		207,331
Household Products 0.1%
Procter & Gamble Co. (The)	1,900	153,672
Tobacco 0.3%
Altria Group, Inc.	3,500	205,380
Philip Morris International, Inc.	3,000	258,900
Total		464,280
Total Consumer Staples		1,184,036
Energy 1.0%
Energy Equipment & Services 0.1%
Baker Hughes, Inc.	1,500	51,870
Helmerich & Payne, Inc.	800	49,080
Total		100,950
Oil, Gas & Consumable Fuels 0.9%
BP PLC, ADR	7,500	338,175
Chevron Corp.	2,800	353,556
ConocoPhillips	1,400	101,038
Suncor Energy, Inc.	4,900	206,486
Valero Energy Corp.	1,350	159,772
Williams Companies, Inc. (The)	2,700	80,325
Total		1,239,352
Total Energy		1,340,302
Financials 0.9%
Banks 0.6%
Bank of America Corp.	5,000	154,400
BB&T Corp.	1,850	93,998
JPMorgan Chase & Co.	1,900	218,405
PacWest Bancorp	900	45,198
Wells Fargo & Co.	5,200	297,908
Total		809,909
Capital Markets 0.1%
Ares Capital Corp.	3,000	50,550
Morgan Stanley	2,000	101,120
Total		151,670
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.2%
MetLife, Inc.	1,700	77,758
Principal Financial Group, Inc.	1,800	104,544
Prudential Financial, Inc.	800	80,728
Total		263,030
Total Financials		1,224,609
Health Care 0.9%
Biotechnology 0.2%
AbbVie, Inc.	1,547	142,680
Gilead Sciences, Inc.	2,000	155,660
Total		298,340
Pharmaceuticals 0.7%
Bristol-Myers Squibb Co.	2,300	135,125
Johnson & Johnson	2,600	344,552
Merck & Co., Inc.	3,200	210,784
Pfizer, Inc.	8,351	333,455
Total		1,023,916
Total Health Care		1,322,256
Industrials 0.5%
Aerospace & Defense 0.2%
Boeing Co. (The)	250	89,075
Lockheed Martin Corp.	350	114,135
Total		203,210
Airlines 0.1%
Delta Air Lines, Inc.	1,400	76,188
Machinery 0.1%
Caterpillar, Inc.	700	100,660
Ingersoll-Rand PLC	850	83,734
Total		184,394
Road & Rail 0.1%
Union Pacific Corp.	1,200	179,868
Total Industrials		643,660
Information Technology 1.0%
Communications Equipment 0.3%
Cisco Systems, Inc.	8,932	377,734
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	3,600	119,448

2	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.2%
Automatic Data Processing, Inc.	400	53,996
International Business Machines Corp.	1,400	202,902
Total		256,898
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc.	500	110,885
Intel Corp.	5,400	259,740
Lam Research Corp.	300	57,192
Maxim Integrated Products, Inc.	1,250	76,425
Total		504,242
Software 0.1%
Microsoft Corp.	1,850	196,248
Total Information Technology		1,454,570
Materials 0.2%
Chemicals 0.2%
DowDuPont, Inc.	2,250	154,733
Nutrien Ltd.	1,900	102,999
Total		257,732
Total Materials		257,732
Real Estate 4.2%
Equity Real Estate Investment Trusts (REITS) 4.2%
Alexandria Real Estate Equities, Inc.	3,397	432,914
Americold Realty Trust	6,863	147,623
Armada Hoffler Properties, Inc.	2,413	36,436
Ashford Hospitality Trust, Inc.	5,369	42,415
Brandywine Realty Trust	3,493	57,600
Chesapeake Lodging Trust	2,687	86,038
Coresite Realty Corp.	766	85,869
Digital Realty Trust, Inc.	4,355	528,784
Duke Realty Corp.	2,007	58,444
EastGroup Properties, Inc.	1,752	167,001
Education Realty Trust, Inc.	2,256	93,308
EPR Properties	3,067	203,925
Equinix, Inc.	130	57,106
Four Corners Property Trust, Inc.	2,513	62,574
Front Yard Residential Corp.	4,982	48,126
Gaming and Leisure Properties, Inc.	4,946	179,639
GEO Group, Inc. (The)	5,248	135,818
Common Stocks (continued)
Issuer	Shares	Value ($)
Getty Realty Corp.	3,363	96,350
Gladstone Commercial Corp.	2,091	41,485
Government Properties Income Trust	3,438	51,811
HCP, Inc.	6,062	157,006
Healthcare Trust of America, Inc., Class A	4,641	126,792
Highwoods Properties, Inc.	3,425	168,202
Host Hotels & Resorts, Inc.	7,641	160,002
Lexington Realty Trust	15,727	138,240
Life Storage, Inc.	978	93,849
Medical Properties Trust, Inc.	8,592	123,811
Mid-America Apartment Communities, Inc.	1,085	109,346
One Liberty Properties, Inc.	3,170	85,463
Outfront Media, Inc.	1,960	41,650
Pebblebrook Hotel Trust	3,185	122,782
Physicians Realty Trust	5,861	92,369
Ramco-Gershenson Properties Trust	8,698	114,379
Retail Properties of America, Inc., Class A	5,012	62,901
RLJ Lodging Trust	5,009	113,153
Sabra Health Care REIT, Inc.	8,344	180,314
Select Income REIT	4,124	85,985
Senior Housing Properties Trust	2,330	41,567
Spirit Realty Capital, Inc.(c)	15,378	128,714
STAG Industrial, Inc.	10,883	297,324
STORE Capital Corp.	2,969	81,499
Sun Communities, Inc.	2,319	224,850
UDR, Inc.	3,064	117,903
Ventas, Inc.	1,229	69,291
Washington Prime Group, Inc.	17,946	144,106
WP Carey, Inc.	2,259	147,693
Total		5,842,457
Total Real Estate		5,842,457
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	6,100	195,017
BCE, Inc.	2,400	101,832
Verizon Communications, Inc.	5,300	273,692
Total		570,541
Total Telecommunication Services		570,541

Columbia Multi-Asset Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.5%
Electric Utilities 0.4%
American Electric Power Co., Inc.	1,584	112,686
Edison International	800	53,304
Entergy Corp.	1,300	105,664
Exelon Corp.	2,421	102,892
Xcel Energy, Inc.	2,400	112,464
Total		487,010
Multi-Utilities 0.1%
Ameren Corp.	1,800	111,708
DTE Energy Co.	800	86,832
Total		198,540
Total Utilities		685,550
Total Common Stocks (Cost $13,937,559)		15,286,199

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.0%
AXA SA(a)
05/15/2021	7.250%	50,000	54,848
Total Convertible Bonds (Cost $50,399)			54,848

Convertible Preferred Stocks 0.3%
Issuer		Shares	Value ($)
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.125%	2,000	126,940
Total Health Care			126,940
Industrials —%
Machinery —%
Fortive Corp.		80	84,580
Total Industrials			84,580
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Crown Castle International Corp.	6.875%	100	106,702
Total Real Estate			106,702
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 0.1%
Electric Utilities 0.1%
NextEra Energy, Inc.	6.123%	1,750	100,187
Multi-Utilities —%
DTE Energy Co.	6.500%	1,000	52,770
Total Utilities			152,957
Total Convertible Preferred Stocks (Cost $456,203)			471,179

Corporate Bonds & Notes 20.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Bombardier, Inc.(a)
12/01/2021	8.750%	56,000	61,961
01/15/2023	6.125%	39,000	39,575
12/01/2024	7.500%	51,000	54,191
03/15/2025	7.500%	27,000	28,396
TransDigm, Inc.
07/15/2024	6.500%	46,000	47,051
05/15/2025	6.500%	85,000	86,468
06/15/2026	6.375%	185,000	185,925
Total			503,567
Automotive 0.0%
Delphi Technologies PLC(a)
10/01/2025	5.000%	62,000	58,672
Banking 0.4%
Agromercantil Senior Trust(a)
04/10/2019	6.250%	200,000	202,521
Ally Financial, Inc.
05/19/2022	4.625%	50,000	50,272
03/30/2025	4.625%	113,000	112,182
Banco Mercantil del Norte SA(a),(d)
Subordinated
10/04/2031	5.750%	200,000	195,139
Total			560,114
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	99,000	96,301
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	13,000	13,374
Total			109,675

4	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	132,000	136,063
05/15/2026	5.875%	87,000	86,616
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	18,000	18,678
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	152,000	141,787
Core & Main LP(a)
08/15/2025	6.125%	57,000	54,795
HD Supply, Inc.(a)
04/15/2024	5.750%	39,000	40,929
U.S. Concrete, Inc.
06/01/2024	6.375%	18,000	17,934
Total			496,802
Cable and Satellite 1.9%
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	33,000	33,301
05/15/2026	5.500%	84,000	82,495
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	60,000	61,050
02/15/2026	5.750%	47,000	46,727
05/01/2026	5.500%	87,000	85,616
05/01/2027	5.125%	39,000	37,252
02/01/2028	5.000%	180,000	169,093
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	76,000	75,940
12/15/2021	5.125%	26,000	25,990
04/01/2028	7.500%	138,000	142,493
CSC Holdings LLC(a)
10/15/2025	6.625%	148,000	152,801
10/15/2025	10.875%	89,000	103,293
02/01/2028	5.375%	62,000	58,389
DISH DBS Corp.
06/01/2021	6.750%	66,000	66,426
11/15/2024	5.875%	21,000	17,509
07/01/2026	7.750%	267,000	232,922
Quebecor Media, Inc.
01/15/2023	5.750%	40,000	41,134
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	23,000	22,279
02/15/2025	6.625%	64,000	59,941
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	82,000	81,533
07/15/2026	5.375%	57,000	55,855
08/01/2027	5.000%	142,000	135,273
Unitymedia GmbH(a)
01/15/2025	6.125%	174,000	181,037
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	19,000	19,322
Videotron Ltd.
07/15/2022	5.000%	55,000	56,139
Virgin Media Finance PLC(a)
10/15/2024	6.000%	284,000	276,989
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	87,000	79,564
Ziggo BV(a)
01/15/2027	5.500%	199,000	189,499
Total			2,589,862
Chemicals 0.9%
Alpha 2 BV(a)
06/01/2023	8.750%	71,000	71,163
Angus Chemical Co.(a)
02/15/2023	8.750%	74,000	76,143
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	69,000	67,675
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	64,000	63,445
Chemours Co. (The)
05/15/2023	6.625%	31,000	32,524
05/15/2025	7.000%	73,000	78,117
Elementia SAB de CV(a)
01/15/2025	5.500%	200,000	193,889
INEOS Group Holdings SA(a)
08/01/2024	5.625%	79,000	78,195
Koppers, Inc.(a)
02/15/2025	6.000%	21,000	21,029
Olin Corp.
09/15/2027	5.125%	37,000	36,286
02/01/2030	5.000%	53,000	50,142
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	42,000	43,050
12/01/2025	5.875%	130,000	130,605
PQ Corp.(a)
11/15/2022	6.750%	122,000	128,015
12/15/2025	5.750%	56,000	55,580
SPCM SA(a)
09/15/2025	4.875%	95,000	90,855
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	13,000	12,029
WR Grace & Co.(a)
10/01/2021	5.125%	60,000	61,159
Total			1,289,901

Columbia Multi-Asset Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	27,000	26,748
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	80,000	78,497
United Rentals North America, Inc.
10/15/2025	4.625%	30,000	28,953
05/15/2027	5.500%	95,000	93,931
01/15/2028	4.875%	175,000	163,510
Total			391,639
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2020	8.750%	44,000	43,583
12/01/2022	7.875%	85,000	85,518
09/01/2023	7.625%	40,000	36,142
Interval Acquisition Corp.
04/15/2023	5.625%	93,000	93,520
Total			258,763
Consumer Products 0.4%
Energizer Gamma Acquisition, Inc.(a)
07/15/2026	6.375%	25,000	25,692
Mattel, Inc.(a)
12/31/2025	6.750%	70,000	67,838
Prestige Brands, Inc.(a)
03/01/2024	6.375%	96,000	96,208
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	122,000	125,965
12/15/2026	5.250%	2,000	1,924
Spectrum Brands, Inc.
11/15/2022	6.625%	20,000	20,606
12/15/2024	6.125%	117,000	118,832
07/15/2025	5.750%	44,000	44,093
Valvoline, Inc.
07/15/2024	5.500%	64,000	64,809
08/15/2025	4.375%	59,000	55,715
Total			621,682
Diversified Manufacturing 0.3%
Apergy Corp.(a)
05/01/2026	6.375%	84,000	85,701
BWX Technologies, Inc.(a)
07/15/2026	5.375%	21,000	21,363
Gates Global LLC/Co.(a)
07/15/2022	6.000%	65,000	65,446
General Electric Co.(d)
Junior Subordinated
12/31/2049	5.000%	63,000	61,917
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	12,934
08/15/2026	5.875%	48,000	48,000
TriMas Corp.(a)
10/15/2025	4.875%	9,000	8,561
Welbilt, Inc.
02/15/2024	9.500%	23,000	25,263
WESCO Distribution, Inc.
06/15/2024	5.375%	64,000	63,015
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	31,000	33,868
Total			426,068
Electric 0.7%
AES Corp.
03/15/2023	4.500%	53,000	52,832
05/15/2026	6.000%	18,000	18,869
09/01/2027	5.125%	63,000	63,635
Calpine Corp.
02/01/2024	5.500%	66,000	61,063
Calpine Corp.(a)
06/01/2026	5.250%	31,000	29,328
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	70,000	65,891
NRG Energy, Inc.
05/01/2024	6.250%	27,000	27,810
05/15/2026	7.250%	16,000	17,124
01/15/2027	6.625%	74,000	76,522
NRG Energy, Inc.(a)
01/15/2028	5.750%	30,000	29,752
NRG Yield Operating LLC
08/15/2024	5.375%	114,000	113,640
09/15/2026	5.000%	58,000	54,518
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	132,000	133,329
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	113,000	106,399
Vistra Energy Corp.
11/01/2024	7.625%	60,000	64,466
Vistra Energy Corp.(a)
01/30/2026	8.125%	46,000	50,607
Total			965,785
Finance Companies 0.6%
Aircastle Ltd.
03/15/2021	5.125%	60,000	61,531
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	81,000	80,843

6	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iStar, Inc.
04/01/2022	6.000%	54,000	54,157
Navient Corp.
03/25/2020	8.000%	7,000	7,387
10/26/2020	5.000%	99,000	99,013
07/26/2021	6.625%	39,000	40,265
06/15/2022	6.500%	82,000	83,659
06/15/2026	6.750%	88,000	86,648
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	8,000	8,015
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	78,000	76,136
Quicken Loans, Inc.(a)
05/01/2025	5.750%	72,000	71,715
01/15/2028	5.250%	49,000	45,623
Springleaf Finance Corp.
03/15/2023	5.625%	42,000	42,097
03/15/2025	6.875%	67,000	67,981
03/15/2026	7.125%	40,000	40,644
Total			865,714
Food and Beverage 0.9%
Aramark Services, Inc.(a)
02/01/2028	5.000%	45,000	43,428
B&G Foods, Inc.
06/01/2021	4.625%	30,000	29,728
04/01/2025	5.250%	138,000	132,482
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	118,000	108,293
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	101,000	91,778
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	25,000	24,545
11/01/2026	4.875%	94,000	92,780
MHP SA(a)
04/03/2026	6.950%	300,000	286,834
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	38,000	39,930
Post Holdings, Inc.(a)
03/01/2025	5.500%	24,000	23,608
08/15/2026	5.000%	117,000	110,213
03/01/2027	5.750%	212,000	206,437
01/15/2028	5.625%	39,000	37,187
Total			1,227,243
Gaming 1.0%
Boyd Gaming Corp.
05/15/2023	6.875%	31,000	32,636
04/01/2026	6.375%	20,000	20,411
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boyd Gaming Corp.(a)
08/15/2026	6.000%	50,000	50,307
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	38,000	36,579
Eldorado Resorts, Inc.
04/01/2025	6.000%	71,000	71,809
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	132,000	134,075
06/01/2028	5.750%	51,000	51,851
International Game Technology PLC(a)
02/15/2022	6.250%	148,000	153,145
02/15/2025	6.500%	105,000	110,785
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	77,000	79,541
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	21,000	21,511
09/01/2026	4.500%	27,000	25,375
01/15/2028	4.500%	24,000	21,885
MGM Resorts International
12/15/2021	6.625%	98,000	104,327
03/15/2023	6.000%	92,000	95,484
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	53,000	50,033
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	28,000	27,816
Scientific Games International, Inc.
12/01/2022	10.000%	126,000	134,546
Scientific Games International, Inc.(a)
10/15/2025	5.000%	121,000	115,894
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	41,000	42,239
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	79,000	78,048
05/15/2027	5.250%	10,000	9,394
Total			1,467,691
Health Care 1.3%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	32,000	31,758
03/01/2024	6.500%	32,000	32,767
Amsurg Corp.
07/15/2022	5.625%	7,000	7,164
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	93,000	89,974
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	25,000	25,312
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	78,000	72,529

Columbia Multi-Asset Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
06/30/2024	8.125%	3,000	2,467
DaVita, Inc.
07/15/2024	5.125%	52,000	50,519
05/01/2025	5.000%	46,000	43,356
Envision Healthcare Corp.(a)
12/01/2024	6.250%	46,000	49,164
HCA Healthcare, Inc.
Junior Subordinated
02/15/2021	6.250%	163,000	170,013
HCA, Inc.
02/15/2020	6.500%	97,000	101,009
02/01/2025	5.375%	137,000	138,727
02/15/2026	5.875%	40,000	41,366
02/15/2027	4.500%	72,000	69,976
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	81,000	78,389
Hologic, Inc.(a)
10/15/2025	4.375%	15,000	14,503
02/01/2028	4.625%	31,000	29,285
IQVIA, Inc.(a)
05/15/2023	4.875%	42,000	42,608
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	140,000	144,747
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	47,000	48,605
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	83,000	84,665
Teleflex, Inc.
06/01/2026	4.875%	12,000	11,862
11/15/2027	4.625%	48,000	45,747
Tenet Healthcare Corp.
04/01/2021	4.500%	135,000	135,282
06/15/2023	6.750%	26,000	26,392
07/15/2024	4.625%	87,000	84,330
05/01/2025	5.125%	71,000	68,879
Tenet Healthcare Corp.(a)
08/01/2025	7.000%	80,000	80,641
Total			1,822,036
Healthcare Insurance 0.3%
Centene Corp.
02/15/2024	6.125%	126,000	132,641
01/15/2025	4.750%	52,000	51,991
Centene Corp.(a)
06/01/2026	5.375%	78,000	79,819
WellCare Health Plans, Inc.
04/01/2025	5.250%	138,000	138,711
Total			403,162
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.4%
Lennar Corp.
04/30/2024	4.500%	137,000	133,352
11/15/2024	5.875%	121,000	125,004
Meritage Homes Corp.
04/01/2022	7.000%	72,000	77,630
06/01/2025	6.000%	59,000	59,506
06/06/2027	5.125%	28,000	25,744
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	59,000	59,050
04/15/2023	5.875%	24,000	24,012
Total			504,298
Independent Energy 1.5%
Callon Petroleum Co.
10/01/2024	6.125%	31,000	31,533
Callon Petroleum Co.(a)
07/01/2026	6.375%	94,000	94,842
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	93,000	94,787
Centennial Resource Production LLC(a)
01/15/2026	5.375%	29,000	28,219
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	42,000	42,128
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	128,000	123,571
Diamondback Energy, Inc.
11/01/2024	4.750%	18,000	17,499
05/31/2025	5.375%	105,000	105,180
Diamondback Energy, Inc.(a)
05/31/2025	5.375%	30,000	30,051
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	13,000	12,707
01/30/2028	5.750%	125,000	122,384
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	46,000	48,432
02/01/2026	5.625%	39,000	37,830
Halcon Resources Corp.
02/15/2025	6.750%	146,000	135,958
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	47,000	45,504
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	72,000	70,907
Laredo Petroleum, Inc.
03/15/2023	6.250%	205,000	206,442

8	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	31,000	32,345
01/15/2025	5.375%	49,000	48,798
08/15/2025	5.250%	72,000	71,217
10/15/2027	5.625%	96,000	95,561
PDC Energy, Inc.
09/15/2024	6.125%	108,000	108,549
05/15/2026	5.750%	27,000	26,708
Range Resources Corp.
08/15/2022	5.000%	52,000	50,890
SM Energy Co.
06/01/2025	5.625%	19,000	18,514
09/15/2026	6.750%	163,000	166,229
Whiting Petroleum Corp.
01/15/2026	6.625%	69,000	71,286
WPX Energy, Inc.
01/15/2022	6.000%	32,000	33,284
09/15/2024	5.250%	80,000	79,684
06/01/2026	5.750%	35,000	35,130
Total			2,086,169
Leisure 0.2%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	43,000	44,987
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	57,000	55,868
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	41,000	40,444
03/15/2026	5.625%	24,000	24,018
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	37,000	38,573
Viking Cruises Ltd.(a)
09/15/2027	5.875%	53,000	51,988
Total			255,878
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	35,000	33,791
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	19,000	19,002
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	27,000	27,593
Total			80,386
Media and Entertainment 0.5%
Match Group, Inc.
06/01/2024	6.375%	85,000	90,324
Match Group, Inc.(a)
12/15/2027	5.000%	46,000	43,243
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
02/15/2025	5.875%	49,000	50,194
11/15/2026	4.375%	21,000	19,712
Netflix, Inc.(a)
04/15/2028	4.875%	177,000	167,401
11/15/2028	5.875%	172,000	172,706
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	59,000	54,161
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	72,000	72,613
03/15/2025	5.875%	34,000	34,283
Total			704,637
Metals and Mining 0.8%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	61,000	63,251
Constellium NV(a)
05/15/2024	5.750%	116,000	115,050
03/01/2025	6.625%	48,000	49,022
Freeport-McMoRan, Inc.
03/01/2022	3.550%	19,000	18,382
11/14/2024	4.550%	166,000	160,359
03/15/2043	5.450%	181,000	160,687
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	51,000	53,094
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	17,000	17,560
01/15/2025	7.625%	116,000	120,026
Novelis Corp.(a)
08/15/2024	6.250%	30,000	30,101
09/30/2026	5.875%	124,000	118,856
Teck Resources Ltd.(a)
06/01/2024	8.500%	48,000	52,876
Teck Resources Ltd.
07/15/2041	6.250%	192,000	200,173
Total			1,159,437
Midstream 1.3%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	64,000	64,178
DCP Midstream Operating LP
07/15/2025	5.375%	50,000	51,047
04/01/2044	5.600%	35,000	33,519
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	55,000	55,424
Energy Transfer Equity LP
03/15/2023	4.250%	63,000	61,438
06/01/2027	5.500%	261,000	267,434

Columbia Multi-Asset Income Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	143,000	146,350
NGPL PipeCo LLC(a)
08/15/2022	4.375%	25,000	25,065
08/15/2027	4.875%	31,000	30,994
12/15/2037	7.768%	25,000	30,513
NuStar Logistics LP
04/28/2027	5.625%	58,000	56,817
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	64,000	63,733
Star Energy Geothermal Wayang Windu Ltd.(a)
04/24/2033	6.750%	200,000	190,472
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	27,000	26,536
02/15/2026	5.500%	75,000	71,531
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	22,000	22,621
01/15/2028	5.500%	73,000	73,337
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	32,000	30,815
02/01/2027	5.375%	151,000	149,163
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	42,000	42,897
01/15/2028	5.000%	173,000	163,497
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	64,000	63,381
Williams Companies, Inc. (The)
01/15/2023	3.700%	50,000	48,880
Total			1,769,642
Oil Field Services 0.4%
Calfrac Holdings LP(a)
06/15/2026	8.500%	38,000	36,656
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	35,000	36,301
Nabors Industries, Inc.
01/15/2023	5.500%	20,000	19,411
Nabors Industries, Inc.(a)
02/01/2025	5.750%	147,000	138,994
Rowan Companies, Inc.
01/15/2024	4.750%	41,000	35,465
SESI LLC
09/15/2024	7.750%	74,000	76,374
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	38,000	38,366
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	19,000	19,336
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean, Inc.(a)
01/15/2026	7.500%	27,000	27,648
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	63,000	64,787
Weatherford International LLC(a)
03/01/2025	9.875%	9,000	9,128
Weatherford International Ltd.
06/15/2021	7.750%	44,000	45,307
06/15/2023	8.250%	12,000	11,922
02/15/2024	9.875%	32,000	32,481
Total			592,176
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	33,000	33,669
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	74,000	71,855
WeWork Companies, Inc.(a)
05/01/2025	7.875%	22,000	21,451
Total			93,306
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	42,000	42,158
03/15/2027	5.375%	103,000	102,309
Total			144,467
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	39,000	38,533
05/15/2024	7.250%	137,000	142,677
02/15/2025	6.000%	92,000	89,806
Berry Global, Inc.
05/15/2022	5.500%	30,000	30,482
10/15/2022	6.000%	57,000	58,468
07/15/2023	5.125%	116,000	115,312
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	41,000	38,714
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	48,000	48,291
Multi-Color Corp.(a)
11/01/2025	4.875%	80,000	74,313
Novolex (a)
01/15/2025	6.875%	23,000	22,358
Owens-Brockway Glass Container, Inc.(a)
01/15/2025	5.375%	24,000	23,730

10	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	87,220	87,484
02/15/2021	6.875%	16,287	16,484
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	99,000	100,595
Total			887,247
Pharmaceuticals 0.5%
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	42,000	41,633
03/15/2024	7.000%	52,000	55,224
04/15/2025	6.125%	285,000	266,575
11/01/2025	5.500%	50,000	50,149
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	45,000	44,090
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	120,000	121,065
Valeant Pharmaceuticals International, Inc.(a)
04/01/2026	9.250%	49,000	52,118
01/31/2027	8.500%	26,000	26,733
Total			657,587
Property & Casualty 0.0%
HUB International Ltd.(a)
05/01/2026	7.000%	70,000	70,250
Railroads 0.1%
BNSF Funding Trust I(d)
Junior Subordinated
12/15/2055	6.613%	155,000	173,052
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	138,000	131,350
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	76,000	75,854
IRB Holding Corp.(a)
02/15/2026	6.750%	29,000	27,635
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	125,000	122,964
Total			357,803
Retailers 0.3%
Cencosud SA(a)
02/12/2045	6.625%	200,000	203,345
Hanesbrands, Inc.(a)
05/15/2024	4.625%	27,000	26,266
05/15/2026	4.875%	27,000	26,217
L Brands, Inc.
11/01/2035	6.875%	76,000	65,476
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Party City Holdings, Inc.(a),(e)
08/01/2026	6.625%	24,000	24,062
Penske Automotive Group, Inc.
12/01/2024	5.375%	36,000	35,250
Total			380,616
Technology 1.4%
Ascend Learning LLC(a)
08/01/2025	6.875%	33,000	33,412
Camelot Finance SA(a)
10/15/2024	7.875%	91,000	90,348
CDK Global, Inc.
06/15/2026	5.875%	8,000	8,212
06/01/2027	4.875%	60,000	58,814
Equinix, Inc.
01/01/2022	5.375%	120,000	124,050
01/15/2026	5.875%	130,000	134,361
05/15/2027	5.375%	20,000	20,162
First Data Corp.(a)
08/15/2023	5.375%	60,000	60,932
12/01/2023	7.000%	129,000	134,956
01/15/2024	5.000%	48,000	48,382
01/15/2024	5.750%	183,000	187,168
Gartner, Inc.(a)
04/01/2025	5.125%	132,000	132,997
Informatica LLC(a)
07/15/2023	7.125%	52,000	52,766
Iron Mountain, Inc.(a)
09/15/2027	4.875%	46,000	42,147
03/15/2028	5.250%	59,000	54,566
MSCI, Inc.(a)
11/15/2024	5.250%	70,000	71,400
08/15/2025	5.750%	35,000	36,557
08/01/2026	4.750%	37,000	36,547
PTC, Inc.
05/15/2024	6.000%	72,000	75,170
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	110,000	104,505
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	85,000	89,350
Symantec Corp.(a)
04/15/2025	5.000%	133,000	131,237
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	80,000	77,443
VeriSign, Inc.
05/01/2023	4.625%	104,000	104,294
07/15/2027	4.750%	43,000	40,966
Total			1,950,742

Columbia Multi-Asset Income Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	33,000	32,549
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	101,000	93,426
Hertz Corp. (The)(a)
06/01/2022	7.625%	70,000	68,327
Total			194,302
Wireless 1.2%
Altice France SA(a)
05/01/2026	7.375%	310,000	306,529
02/01/2027	8.125%	58,000	59,177
SBA Communications Corp.
09/01/2024	4.875%	281,000	271,864
Sprint Communications, Inc.(a)
03/01/2020	7.000%	158,000	164,097
Sprint Corp.
06/15/2024	7.125%	274,000	282,172
02/15/2025	7.625%	79,000	82,741
03/01/2026	7.625%	59,000	61,191
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	87,000	90,631
01/15/2026	6.500%	145,000	152,427
02/01/2026	4.500%	50,000	46,915
02/01/2028	4.750%	62,000	57,472
Wind Tre SpA(a)
01/20/2026	5.000%	151,000	136,064
Total			1,711,280
Wirelines 0.7%
CenturyLink, Inc.
03/15/2022	5.800%	86,000	86,100
04/01/2025	5.625%	189,000	180,423
Frontier Communications Corp.
09/15/2022	10.500%	26,000	23,623
01/15/2023	7.125%	55,000	39,873
09/15/2025	11.000%	47,000	38,181
Frontier Communications Corp.(a)
04/01/2026	8.500%	42,000	40,332
Level 3 Financing, Inc.
08/15/2022	5.375%	100,000	100,482
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	200,000	207,912
Telecom Italia Capital SA
09/30/2034	6.000%	105,000	103,816
Telecom Italia SpA(a)
05/30/2024	5.303%	23,000	23,057
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	149,000	147,538
Total			991,337
Total Corporate Bonds & Notes (Cost $29,218,500)			28,856,657

Equity-Linked Notes 19.2%
Issuer	Coupon Rate	Shares	Value ($)
Barclays Bank PLC(a),(f)
(linked to a basket of common stocks)
11/09/2018	13.760%	4,505	4,553,028
Citigroup Global Markets Holdings Inc.(a),(f)
(linked to a basket of common stocks)
10/05/2018	15.360%	44,920	4,440,821
Credit Suisse AG(a),(f)
(linked to a basket of common stocks)
08/06/2018	14.860%	4,666	4,433,076
Deutsche Bank AG(a),(f)
(linked to a basket of common stocks)
12/07/2018	13.660%	4,562	4,519,355
HSBC Bank U.S.A. NA(a),(f)
(linked to a basket of common stocks)
01/17/2019	15.130%	4,572	4,459,603
Morgan Stanley BV(a),(f)
(linked to a basket of common stocks)
09/07/2018	14.860%	4,536	4,359,363
Total Equity-Linked Notes (Cost $27,333,000)			26,765,246

Exchange-Traded Funds 17.5%
	Shares	Value ($)
Invesco S&P 500 High Dividend Low Volatility ETF	116,091	4,836,351
iShares US Preferred Stock ETF	139,500	5,243,805
SPDR Blackstone/GSO Senior Loan ETF	127,414	6,020,311
SPDR Bloomberg Barclays Convertible Securities ETF	102,475	5,449,621
SPDR Portfolio Long Term Corporate Bond ETF	108,002	2,858,813
Total Exchange-Traded Funds (Cost $24,149,897)		24,408,901

12	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Foreign Government Obligations(g),(h) 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 0.9%
Argentine Republic Government International Bond
04/22/2021	6.875%	200,000	200,491
01/26/2027	6.875%	200,000	182,424
Autonomous City of Buenos Aires Argentina(a)
06/01/2027	7.500%	250,000	228,712
Provincia de Buenos Aires(a)
03/16/2024	9.125%	295,000	287,738
06/15/2027	7.875%	200,000	178,024
Provincia de Cordoba(a)
06/10/2021	7.125%	150,000	144,379
Total			1,221,768
Belarus 0.2%
Republic of Belarus International Bond(a)
02/28/2030	6.200%	300,000	292,645
Brazil 0.9%
Brazilian Government International Bond
04/07/2026	6.000%	400,000	423,307
01/07/2041	5.625%	650,000	610,823
Petrobras Global Finance BV(a)
01/27/2025	5.299%	222,000	212,699
Total			1,246,829
China 0.4%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	400,000	381,879
Syngenta Finance NV(a)
04/24/2028	5.182%	200,000	195,077
Total			576,956
Colombia 0.2%
Ecopetrol SA
01/16/2025	4.125%	100,000	98,343
06/26/2026	5.375%	200,000	208,033
Total			306,376
Croatia 0.3%
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%	400,000	420,070
Dominican Republic 0.8%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/2023	7.000%	150,000	152,298
02/01/2023	7.000%	150,000	152,298
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic International Bond(a)
01/29/2026	6.875%		400,000	428,142
04/20/2027	8.625%		300,000	342,092
Total				1,074,830
Egypt 0.5%
Egypt Government International Bond(a)
01/31/2022	6.125%		200,000	202,777
01/31/2027	7.500%		300,000	312,618
02/21/2048	7.903%		200,000	198,947
Total				714,342
El Salvador 0.2%
El Salvador Government International Bond(a)
01/18/2027	6.375%		320,000	308,622
Gabon 0.1%
Gabon Government International Bond(a)
12/12/2024	6.375%		200,000	187,011
Ghana 0.2%
Ghana Government International Bond(a)
10/14/2030	10.750%		200,000	259,102
Honduras 0.3%
Honduras Government International Bond(a)
03/15/2024	7.500%		200,000	217,295
01/19/2027	6.250%		200,000	206,273
Total				423,568
Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt.(a)
10/21/2020	6.250%		200,000	210,496
Indonesia 0.9%
Perusahaan Listrik Negara PT(a)
05/21/2048	6.150%		200,000	213,545
PT Pertamina Persero(a)
05/03/2022	4.875%		400,000	409,434
05/27/2041	6.500%		300,000	328,760
PT Perusahaan Listrik Negara(a)
11/22/2021	5.500%		300,000	313,339
Total				1,265,078
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		200,000	194,447
03/22/2030	5.250%	EUR	200,000	227,839
06/15/2033	6.125%		200,000	183,354
Total				605,640

Columbia Multi-Asset Income Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kazakhstan 0.3%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%	200,000	246,869
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	200,000	204,831
Total			451,700
Mexico 1.2%
Petroleos Mexicanos
06/02/2041	6.500%	1,800,000	1,661,231
Nigeria 0.2%
Nigeria Government International Bond(a)
02/16/2032	7.875%	200,000	206,640
Oman 0.2%
Oman Government International Bond(a)
01/17/2028	5.625%	300,000	293,516
Pakistan 0.2%
Pakistan Government International Bond(a)
04/15/2024	8.250%	200,000	208,014
Russian Federation 0.6%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%	200,000	195,679
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	200,000	194,555
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	400,000	409,174
Total			799,408
Senegal 0.3%
Senegal Government International Bond(a)
07/30/2024	6.250%	200,000	202,845
05/23/2033	6.250%	220,000	207,171
Total			410,016
Serbia 0.1%
Serbia International Bond(a)
12/03/2018	5.875%	200,000	201,845
South Africa 0.2%
Republic of South Africa Government International Bond
06/22/2030	5.875%	300,000	303,135
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trinidad and Tobago 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	250,000	249,034
08/14/2019	9.750%	100,000	99,613
Total			348,647
Turkey 0.6%
Export Credit Bank of Turkey(a)
09/23/2021	5.000%	300,000	280,838
Turkey Government International Bond
03/25/2027	6.000%	200,000	183,604
03/17/2036	6.875%	400,000	367,234
Total			831,676
Venezuela 0.2%
Petroleos de Venezuela SA(a),(i)
05/16/2024	0.000%	1,329,556	292,810
11/15/2026	0.000%	120,724	26,398
Total			319,208
Total Foreign Government Obligations (Cost $15,904,215)			15,148,369

Limited Partnerships 0.0%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Energy Transfer Partners LP	50	1,048
Enterprise Products Partners LP	50	1,450
MPLX LP	50	1,822
Phillips 66 Partners LP	50	2,682
Total		7,002
Total Energy		7,002
Total Limited Partnerships (Cost $6,067)		7,002

Residential Mortgage-Backed Securities - Agency 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(j)
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	3.878%	2,098,792	317,046
Federal Home Loan Mortgage Corp.(j)
CMO Series 4098 Class AI
05/15/2039	3.500%	1,966,242	201,689

14	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4121 Class IA
01/15/2041	3.500%	1,366,607	174,082
Federal National Mortgage Association(j)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	259,649	34,564
Federal National Mortgage Association(b),(j)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	3.836%	1,316,367	221,302
Federal National Mortgage Association(j),(k)
CMO Series 2016-62 Class AS
09/25/2046	1.480%	2,357,761	87,856
Total Residential Mortgage-Backed Securities - Agency (Cost $1,379,677)			1,036,539

Residential Mortgage-Backed Securities - Non-Agency 6.0%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	165,762	164,299
Angel Oak Mortgage Trust I LLC(a),(k)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	500,000	487,874
Bayview Opportunity Master Fund IVa Trust(a),(l)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	400,000	400,000
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL2 Class A1
10/28/2032	2.981%	176,254	176,233
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.841%	300,000	302,421
CIM Trust(a)
CMO Series 2017-8 Class A1
12/25/2065	3.000%	426,720	420,036
CIM Trust(a),(k)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	493,525	492,854
Citigroup Mortgage Loan Trust, Inc.(a),(k)
CMO Series 2013-11 Class 3A3
09/25/2034	3.688%	171,750	171,318
CMO Series 2014-C Class A
02/25/2054	3.250%	711,645	695,578
CMO Series 2015-A Class B3
06/25/2058	4.500%	231,472	220,372
Citigroup Mortgage Loan Trust, Inc.(a),(j)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	4,037,958	94,826
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	105,099	104,986
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	140,999	142,060
GCAT LLC(a)
CMO Series 2017-3 Class A1
04/25/2047	3.352%	151,337	151,371
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	500,000	464,130
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	434,575	430,438
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	222,525	221,097
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	352,352	352,135
Oaktown Re Ltd.(a),(b),(m)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.314%	198,476	198,725
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	6.064%	400,000	401,181
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	4.914%	200,000	202,330
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	500,000	496,688
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	142,523	141,897
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	220,016	217,985
RBSSP Resecuritization Trust(a),(k)
CMO Series 2010-1 Class 3A2
08/26/2035	3.545%	217,676	221,779
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	1,335	1,335
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A3
11/25/2047	2.825%	331,583	328,453

Columbia Multi-Asset Income Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class A2
02/25/2048	3.031%	421,448	421,350
Verus Securitization Trust(a),(k)
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	235,179	234,887
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $8,394,555)			8,358,638

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Serta Simmons Bedding LLC(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.097%	90,615	61,241
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.092%	20,000	20,018
Property & Casualty 0.0%
Hub International Limited(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.335%	22,000	21,978
Technology 0.0%
Ascend Learning LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.077%	10,917	10,904
Hyland Software, Inc.(b),(n)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.327%	15,301	15,339
Misys Ltd./Almonde/Tahoe(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.807%	34,413	33,923
Total			60,166
Total Senior Loans (Cost $191,798)			163,403

U.S. Treasury Obligations 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2029	5.250%	101,000	121,727
02/15/2031	5.375%	24,000	29,972
02/15/2036	4.500%	57,000	68,640
02/15/2037	4.750%	33,000	41,167
02/15/2038	4.375%	30,000	35,980
02/15/2039	3.500%	236,000	252,769
11/15/2039	4.375%	284,000	342,930
02/15/2041	4.750%	23,000	29,313
08/15/2042	2.750%	527,000	497,956
05/15/2043	2.875%	361,000	348,253
05/15/2044	3.375%	419,000	440,925
08/15/2044	3.125%	163,000	164,296
11/15/2044	3.000%	163,000	160,643
02/15/2045	2.500%	94,000	84,095
02/15/2046	2.500%	840,000	749,075
08/15/2046	2.250%	67,000	56,534
11/15/2046	2.875%	20,000	19,207
02/15/2047	3.000%	65,000	63,994
05/15/2047	3.000%	37,000	36,405
08/15/2047	2.750%	91,000	85,178
11/15/2047	2.750%	41,000	38,363
02/15/2048	3.000%	41,000	40,347
Total U.S. Treasury Obligations (Cost $4,096,885)			3,707,769

Money Market Funds 5.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(o),(p)	7,504,633	7,503,882
Total Money Market Funds (Cost $7,504,083)		7,503,882
Total Investments in Securities (Cost: $138,270,724)		137,421,638
Other Assets & Liabilities, Net		1,974,639
Net Assets		139,396,277

At July 31, 2018, securities and/or cash totaling $900,889 were pledged as collateral.
16	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
200,000 EUR	234,312 USD	Credit Suisse	08/28/2018	—	(40)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	108	09/2018	USD	15,212,340	221,942	—
U.S. Treasury 10-Year Note	73	09/2018	USD	8,771,744	7,411	—
U.S. Ultra Bond	29	09/2018	USD	4,593,029	—	(19,092)
Total					229,353	(19,092)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 29	Citi	06/20/2023	1.000	Quarterly	USD	4,654,000	139,755	(5,430)	80,600	—	53,725	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	USD	4,025,000	(76,381)	—	—	—	(76,381)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $68,166,578, which represents 48.90% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2018.
(c)	Non-income producing investment.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2018.
(e)	Represents a security purchased on a when-issued basis.
(f)	By investing in the equity-linked note, the Fund gains exposure to the underlying investments that make up the custom basket without having to own the underlying investments directly. The components of the basket are available on the Columbia Multi-Asset Income Fund’s page of columbiathreadneedleus.com website.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2018, the value of these securities amounted to $319,208, which represents 0.23% of net assets.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.
(l)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2018, the value of these securities amounted to $400,000, which represents 0.29% of net assets.
(m)	Valuation based on significant unobservable inputs.
Columbia Multi-Asset Income Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(o)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	4,743,524	24,999,293	(22,238,184)	7,504,633	(588)	(120)	35,176	7,503,882
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
18	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	4,505,416	—	—	4,505,416
Commercial Mortgage-Backed Securities - Non-Agency	—	1,147,590	—	—	1,147,590
Common Stocks
Consumer Discretionary	760,486	—	—	—	760,486
Consumer Staples	1,184,036	—	—	—	1,184,036
Energy	1,340,302	—	—	—	1,340,302
Financials	1,224,609	—	—	—	1,224,609
Health Care	1,322,256	—	—	—	1,322,256
Industrials	643,660	—	—	—	643,660
Information Technology	1,454,570	—	—	—	1,454,570
Materials	257,732	—	—	—	257,732
Real Estate	5,842,457	—	—	—	5,842,457
Telecommunication Services	570,541	—	—	—	570,541
Utilities	685,550	—	—	—	685,550
Total Common Stocks	15,286,199	—	—	—	15,286,199
Convertible Bonds	—	54,848	—	—	54,848
Convertible Preferred Stocks
Health Care	126,940	—	—	—	126,940
Industrials	—	84,580	—	—	84,580
Real Estate	106,702	—	—	—	106,702
Utilities	152,957	—	—	—	152,957
Total Convertible Preferred Stocks	386,599	84,580	—	—	471,179
Corporate Bonds & Notes	—	28,856,657	—	—	28,856,657
Equity-Linked Notes	—	26,765,246	—	—	26,765,246
Exchange-Traded Funds	24,408,901	—	—	—	24,408,901
Foreign Government Obligations	—	15,148,369	—	—	15,148,369
Limited Partnerships
Energy	7,002	—	—	—	7,002
Columbia Multi-Asset Income Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Residential Mortgage-Backed Securities - Agency	—	1,036,539	—	—	1,036,539
Residential Mortgage-Backed Securities - Non-Agency	—	8,159,913	198,725	—	8,358,638
Senior Loans	—	163,403	—	—	163,403
U.S. Treasury Obligations	3,707,769	—	—	—	3,707,769
Money Market Funds	—	—	—	7,503,882	7,503,882
Total Investments in Securities	43,796,470	85,922,561	198,725	7,503,882	137,421,638
Investments in Derivatives
Asset
Futures Contracts	229,353	—	—	—	229,353
Swap Contracts	—	53,725	—	—	53,725
Liability
Forward Foreign Currency Exchange Contracts	—	(40)	—	—	(40)
Futures Contracts	(19,092)	—	—	—	(19,092)
Swap Contracts	—	(76,381)	—	—	(76,381)
Total	44,006,731	85,899,865	198,725	7,503,882	137,609,203
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
654,500	—	—	654,500
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
20	Columbia Multi-Asset Income Fund | Quarterly Report 2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2018